                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2004

FIXED ACCOUNT INVESTMENT OPTIONS

For contracts purchased on and after November 26, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2004

NY Venture III Supp 05/2004

           HOME OFFICE                   ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, 2nd Floor                     P.O. Box 55013
    Valhalla, New York 10595                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                 www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Prospectus describes an annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US" or "THE COMPANY" or "MANULIFE NEW YORK"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the seventy-three investment options. There are two fixed investment options.

American Growth Trust
American International Trust
American Growth-Income Trust
American Blue Chip Income and Growth Trust
Science & Technology Trust
Pacific Rim Trust
Health Sciences Trust
Emerging Growth Trust
Aggressive Growth Trust
Emerging Small Company Trust
Small Company Blend Trust
Small Company Trust
Dynamic Growth Trust
Mid Cap Stock Trust
Natural Resources Trust
All Cap Growth Trust
Strategic Opportunities Trust
Financial Services Trust
International Stock Trust
Overseas Trust
International Small Cap Trust
International Value Trust
Quantitative Mid Cap Trust
Mid Cap Core Trust
Global Trust
Strategic Growth Trust
Capital Appreciation Trust
U.S. Global Leaders Growth Trust
Quantitative All Cap Trust
All Cap Core Trust
Large Cap Growth Trust
Blue Chip Growth Trust
U.S. Large Cap Trust
Core Equity Trust
Strategic Value Trust
Large Cap Value Trust
Classic Value Trust
Utilities Trust
Real Estate Securities Trust
Small Cap Opportunities Trust
Small Company Value Trust
Special Value Trust
Mid Cap Value Trust
Value Trust
All Cap Value Trust
Fundamental Value Trust
Growth & Income Trust
Quantitative Value Trust
Equity-Income Trust
Income & Value Trust
All Asset Portfolio
Global Allocation Trust
High Yield Trust
Strategic Bond Trust
Strategic Income Trust
Global Bond Trust
Diversified Bond Trust
Investment Quality Bond Trust
Total Return Trust
Real Return Bond Trust
U.S. Government Securities Trust
Money Market Trust
Small Cap Index Trust
International Index Trust
International Equity Index Fund
Mid Cap Index Trust
Total Stock Market Index Trust
500 Index Trust
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced 640 Trust
Lifestyle Moderate 460 Trust
Lifestyle Conservative 280 Trust

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800) 551-2078. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................         3
ACCUMULATION UNIT VALUE TABLES...........................         3
SERVICES.................................................         3
       Independent Auditors..............................         3
       Servicing Agent...................................         3
       Principal Underwriter.............................         3
APPENDIX A: AUDITED FINANCIAL STATEMENTS.................       A-1

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004

NY Venture III 5/2004

                                TABLE OF CONTENTS


SUMMARY.............................................................                   4
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT AND THE PORTFOLIOS ................................                   7
    The Manufacturers Life Insurance Company of New York............                   7
    The Variable Account............................................                   8
    The Portfolios..................................................                   8
DESCRIPTION OF THE CONTRACT.........................................                  16
  ACCUMULATION PERIOD PROVISIONS....................................                  16
    Purchase Payments...............................................                  16
    Accumulation Units..............................................                  17
    Value of Accumulation Units.....................................                  17
    Net Investment Factor...........................................                  17
    Transfers Among Investment Options..............................                  18
    Maximum Number of Investment Options............................                  18
    Telephone Transactions..........................................                  19
    Special Transfer Services - Dollar Cost Averaging...............                  19
    Asset Rebalancing Program.......................................                  19
    Withdrawals.....................................................                  20
    Special Withdrawal Services - The Income Plan...................                  20
    Death Benefit During Accumulation Period........................                  21
  PAY-OUT PERIOD PROVISIONS.........................................                  22
    General.........................................................                  22
    Annuity Options.................................................                  23
    Determination of Amount of the First Variable Annuity
    Payment ........................................................                  24
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments ..............................                  24
    Transfers During Pay-out Period.................................                  25
    Death Benefit During Pay-out Period.............................                  25
  OTHER CONTRACT PROVISIONS.........................................                  25
    Ten Day Right to Review.........................................                  25
    Ownership.......................................................                  25
    Annuitant.......................................................                  26
    Change of Maturity Date.........................................                  26
    Beneficiary.....................................................                  26
    Modification....................................................                  26
    Our Approval....................................................                  26
    Misstatement and Proof of Age, Sex or Survival..................                  26
  FIXED ACCOUNT INVESTMENT OPTION...................................                  27
  OPTIONAL BENEFITS.................................................                  28
    Annual Step Death Benefit.......................................                  28
    Guaranteed Retirement Income Programs...........................                  29
CHARGES AND DEDUCTIONS..............................................                  32
    Withdrawal Charges..............................................                  32
    Administration Fee..............................................                  33
    Distribution Fee................................................                  33
    Mortality and Expense Risks Charge..............................                  33
    Taxes...........................................................                  34
  EXPENSES OF DISTRIBUTING THE CONTRACT.............................                  34
FEDERAL TAX MATTERS.................................................                  34
  INTRODUCTION......................................................                  34
  OUR TAX STATUS....................................................                  35
  TAXATION OF ANNUITIES IN GENERAL..................................                  35
    Tax Deferral During Accumulation Period.........................                  35
    Taxation of Partial and Full Withdrawals........................                  36
    Taxation of Annuity Benefit Payments............................                  37
    Taxation of Death Benefit Proceeds..............................                  37
    Penalty Tax on Premature Distributions..........................                  38
    Aggregation of Contracts........................................                  38
  QUALIFIED RETIREMENT PLANS........................................                  38
    Direct Rollovers................................................                  39
    Loans...........................................................                  40
  FEDERAL INCOME TAX WITHHOLDING....................................                  40
GENERAL MATTERS.....................................................                  40
    Asset Allocation Services.......................................                  40
    Distribution of Contracts.......................................                  41
    Contract Owner Inquiries........................................                  41
    Confirmation Statements.........................................                  41
    Legal Proceedings...............................................                  41
    Voting Interest.................................................                  41
    Reinsurance Arrangements........................................                  41
APPENDIX A: SPECIAL TERMS...........................................                  A-1
APPENDIX B: EXAMPLES OF CALCULATION OF
WITHDRAWAL CHARGE...................................................                  B-1
APPENDIX C: QUALIFIED PLAN TYPES....................................                  C-1
APPENDIX D: GUARANTEED RETIREMENT INCOME
 BENEFIT............................................................                  D-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES..........................                  U-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, seventy-three Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that in the case of the Manufacturers Investment Trust (the "Trust") invests in Series II shares of a corresponding portfolio of the Trust. A full description of each portfolio is in the portfolio prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.

Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS. Annual Step Death Benefit. The Annual Step Death Benefit provides a death benefit, upon the death of any owner prior to the Maturity Date. The Annual Step Death Benefit is not available in all states. You may elect the optional Annual Step Death Benefit at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.05% is imposed for this death benefit. Election of the Annual Step Death Benefit is irrevocable. The amount of the death benefit for the Annual Step Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

Guaranteed Retirement Income Programs. Contracts may be issued with a Guaranteed Retirement Income Program, GRIP II, if you elect this optional rider. (For contracts purchased prior to July 21, 2003, another Guaranteed Income Program was also available, GRIP. GRIP is described in Appendix D.) GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors in the GRIP II rider. Election of GRIP II is irrevocable. For more information on GRIP II, please refer to the Optional Benefits Section of the prospectus.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% IRS penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

                                                     NUMBER OF COMPLETE
DEFERRED SALES LOAD (withdrawal charge as              YEARS PURCHASE              WITHDRAWAL CHARGE
percentage of purchase payments)                     PAYMENT IN CONTRACT              PERCENTAGE
----------------------------------------------------------------------------------------------------
                                                               0                           6%
                                                               1                           5%
                                                               2                           4%
                                                              3+                           0%
ANNUAL CONTRACT FEE                                                        None
TRANSFER FEE
         Guaranteed Fee                                                    $25(A)
         Current Fee                                                       $ 0(A)

(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                      SEPARATE ACCOUNT ANNUAL EXPENSES (A)

Mortality and expense risks fee                                                             1.25%
Administration fee- asset based                                                             0.15%
Distribution Fee                                                                            0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.65%

Fee for optional Annual Step Death Benefit                                                  0.05%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP DEATH BENEFIT REFLECTED)           1.70%

                     FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE

GRIP II Fee (as a percentage of the Income Base)                                            0.45%(B)

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The annual GRIP II fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary. A complete definition of GRIP II Income Base may be found below under "Guaranteed Retirement Income Programs."

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the portfolio prospectuses.

SERIES II TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
(Expenses that are deducted from portfolio assets, including           0.75%            3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)

(A) The minimum and maximum expenses for Series II do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.75% and 1.75%, respectively. Expense reimbursements may be terminated at any time.

EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.

The Series II Example of Expenses below reflects both the optional Annual Step-Up Death Benefit fee and the GRIP II fee. (A growth factor of 6% is assumed in calculating the GRIP II Fee).

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)

SERIES II                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $1,065     $1,933     $2,632     $5,296

Minimum Total Annual Portfolio Operating Expenses            $  850     $1,297     $1,558     $3,335

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)

SERIES II                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses             $524      $1,575     $2,632     $5,296

Minimum Total Annual Portfolio Operating Expenses             $296      $  911     $1,558     $3,335

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

We are an indirect subsidiary of MFC.

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.

We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Manulife USA is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch
      Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select.

We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-three sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.

THE PORTFOLIOS

The assets of each sub-account of the Variable Account (except those invested in the International Equity Index Fund and the All Asset Portfolio) are invested shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").

Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.

The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a .60% Rule 12b-1 fee. The VST Trust receives investment advisory services from John Hancock Life Insurance Company and the International Equity Index Fund is subadvised by SSgA Funds Management, Inc.

The All Asset Portfolio is a series of the PIMCO Variable Insurance Trust (the "PIMCO Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a .25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").

SUBADVISER                                                 PORTFOLIO
----------------------------------------------------------------------------------------------------------
A I M Capital Management, Inc.                             All Cap Growth Trust
                                                           Aggressive Growth Trust
                                                           Mid Cap Core Trust

American Century Investment Management, Inc.               Small Company Trust

Capital Guardian Trust Company                             Small Company Blend Trust
                                                           U.S. Large Cap Trust
                                                           Income & Value Trust
                                                           Diversified Bond Trust

Capital Research Management Company                        American Growth Trust
(Adviser to the American Fund Insurance Series)(D)         American International Trust
                                                           American Blue Chip Income and Growth Trust
                                                           American Growth-Income Trust

Davis Advisors                                             Financial Services Trust
                                                           Fundamental Value Trust

Deutsche Asset Management, Inc.                            Real Estate Securities Trust
                                                           Dynamic Growth Trust
                                                           All Cap Core Trust
                                                           Lifestyle Trusts(A)

Deutsche Asset Management Investment Services Ltd.         International Stock Trust

Fidelity Management & Research Company                     Strategic Opportunities Trust
                                                           Large Cap Growth Trust
                                                           Overseas Trust

Franklin Advisers, Inc.                                    Emerging Small Company Trust

John Hancock Advisers, LLC                                 Strategic Income Trust

Jennison Associates LLC                                    Capital Appreciation Trust

Legg Mason Funds Management, Inc.                          Core Equity Trust

Lord, Abbett & Co                                          Mid Cap Value Trust
                                                           All Cap Value Trust

Mercury Advisors(C)                                        Large Cap Value Trust

MFC Global Investment Management (U.S.A.) Limited(E)       Pacific RimTrust
                                                           Quantitative Mid Cap Trust
                                                           Quantitative All Cap Trust
                                                           Quantitative Value Trust
                                                           Emerging Growth Trust
                                                           Money Market Trust
                                                           Index Trusts
                                                           Lifestyle Trusts(A)

Massachusetts Financial Services Company                   Strategic Growth Trust
                                                           Strategic Value Trust
                                                           Utilities Trust

Munder Capital Management                                  Small Cap Opportunities Trust

SUBADVISER                                                 PORTFOLIO
----------------------------------------------------------------------------------------------------------
Pacific Investment Management Company                      Global Bond Trust
                                                           Total Return Trust
                                                           Real Return Bond Trust

                                                           All Asset Portfolio (a series of
                                                           PIMCO Variable Insurance Trust)

Pzena Investment Management, LLC                           Classic Value Trust

Salomon Brothers Asset Management Inc                      U.S. Government Securities Trust
                                                           Strategic Bond Trust
                                                           Special Value Trust
                                                           High Yield Trust

SSgA Funds Management, Inc.                                International Equity Index Fund(A) (A series of
                                                           John Hancock Variable Insurance Trust I)

Sustainable Growth Advisers, L.P.                          U.S. Global Leaders Growth Trust

T. Rowe Price Associates, Inc                              Science & Technology Trust
                                                           Small Company Value Trust
                                                           Health Sciences Trust
                                                           Blue Chip Growth Trust
                                                           Equity-Income Trust

Templeton Global Advisors Limited                          Global Trust

Templeton Investment Counsel, Inc.                         International Value Trust
                                                           International Small Cap Trust

UBS Global Asset Management                                Global Allocation Trust

Wellington Management Company, LLP                         Growth & Income Trust
                                                           Investment Quality Bond Trust
                                                           Mid Cap Stock Trust
                                                           Natural Resources Trust

Van Kampen(B)                                              Value Trust

(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.

(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen.

(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."

(D) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

(E) MFC Global Investment Management (U.S.A.) Limited is an affiliate of Manulife Financial Securities, LLC ("MSS") and the Trust.

The portfolios available under the Policies are as follows:

MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

                                      * * *

MIT PORTFOLIOS (OTHER THAN PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES)

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The PACIFIC RIM TRUST (formerly, Pacific Rim Emerging Markets Trust) seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The EMERGING GROWTH TRUST seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The SMALL COMPANY TRUST seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The NATURAL RESOURCES TRUST seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that make up the MSCI EAFE Index.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The MID CAP CORE TRUST seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

The GLOBAL TRUST (formerly, Global Equity Trust) seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.

The U.S. GLOBAL LEADERS GROWTH TRUST seeks long-term growth of capital by investing under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

The QUANTITATIVE ALL CAP TRUST seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The ALL CAP CORE TRUST seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The CORE EQUITY TRUST seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

The STRATEGIC VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.

The LARGE CAP VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.


The CLASSIC VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.

The SMALL CAP OPPORTUNITIES TRUST seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

The SPECIAL VALUE TRUST seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.




The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The QUANTITATIVE VALUE TRUST TRUST seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The ALL ASSET PORTFOLIO (a series of the PIMCO Variable Insurance Trust) (only Class M is available for sale). seeks maximum real return consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the PIMCO Funds, Pacific Investment Management Series, an affiliated open-end investment company.

The GLOBAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The STRATEGIC INCOME TRUST seeks a high level of current income by investing, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The REAL RETURN BOND TRUST seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*. (Available only to contracts issued prior to May 1, 2004.) (Subject to shareholder/contractowner approval, the International Index Trust will merge with the International Equity Index Trust immediately after the close of business on June 18, 2004.)

The INTERNATIONAL EQUITY INDEX FUND (a series of the John Hancock Variable Series Trust I) seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*. (Only Series II shares are available for sale to contracts purchased on or after May 13, 2002).

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately

60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks oF The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of FrANk Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

A full description of the portfolios, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

                                      * * *

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such three year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses

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

TRANSFERS AMONG INVESTMENT OPTIONS

Amounts invested may be transferred among investment options.

Subject to the restrictions set forth below, during the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with the Company requires the Company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of the Trust are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) are considered one transfer.) Contract owners may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio may be made. This restriction is applied uniformly to all contract owners. The Company also reserves the right to take other actions to restrict trading as noted below.

Actions that the insurance company may take to restrict trading include, but are not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

Contract owners should note that while the Trust and the insurance company seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust and the insurance company will successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust and the Company are unsuccessful in restricting Disruptive Short-Term Trading, the portfolio may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

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TELEPHONE TRANSACTIONS

Telephone transfers and withdrawals are permitted.

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (We will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one-year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

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

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure

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

that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "QUALIFIED PLAN TYPES").

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT. The death benefit payable under the contract will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death;

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date the death benefit is determined.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owners death will be treated as a purchase payment to the contract (excluding any optional benefits).

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

Annuity benefit payments may be paid in several ways.

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity benefit payments commence, the annuity option may not be changed and the form of settlement may not be changed.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

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

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

You have a ten-day right to cancel your contract.

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date the request was signed. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The annuitant becomes the owner of the contract at the Maturity Date.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTION

The fixed account investment option is not a security.

SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

The fixed account investment option guarantees interest of at least 3%.

INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).

Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

      - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT

You may elect the Annual Step Death Benefit for an additional charge of 0.05% of the value of the variable investment accounts. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT. The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step Death Benefit benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step Death Benefit) as the new owner.

ANNUAL STEP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.05% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step Death Benefit.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without Annual Step Death Benefit) may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME PROGRAMS

Contracts may be issued with a Guaranteed Retirement Income Program, GRIP II, if you elect this optional rider. (For contracts purchased prior to July 21, 2003, another Guaranteed Income Program was also available, GRIP. GRIP is described in Appendix D.)

IF GRIP II IS ELECTED THE FIXED ACCOUNTS ARE NOT AVAILABLE AS INVESTMENT OPTIONS. ELECTION OF GRIP II MAY ONLY BE MADE AT ISSUE, IS IRREVOCABLE, AND GRIP II MAY ONLY BE TERMINATED AS DESCRIBED BELOW.

GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP II. If GRIP II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP II, we will pay the monthly annuity benefit payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

GRIP II INCOME BASE. The Income Base upon which the amount of GRIP II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or
(ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIP II. Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

      1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

      2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The Monthly Income Factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP II.

Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which a GRIP II fee (discussed further below) will be imposed, even though GRIP II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP II, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base applied to guaranteed Monthly Income Factors (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

    CONTRACT                                                    ANNUAL INCOME                  ANNUAL
 ANNIVERSARY AT           ACCOUNT                                -------------                 INCOME
EXERCISE OF GRIP           VALUE        INCOME BASE       CURRENT          GUARANTEED         PROVIDED
------------------------------------------------------------------------------------------------------
       10                $ 90,000        $179,085         $ 8,575           $12,013            $12,013
       15                $105,000        $239,656         $11,000           $18,406            $18,406
       20                $120,000        $320,714         $13,738           $27,979            $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

    CONTRACT                                                    ANNUAL INCOME                  ANNUAL
 ANNIVERSARY AT           ACCOUNT                                -------------                 INCOME
EXERCISE OF GRIP           VALUE        INCOME BASE       CURRENT          GUARANTEED         PROVIDED
------------------------------------------------------------------------------------------------------
       10                $ 90,000        $179,085         $ 7,009           $ 9,284            $ 9,284
       15                $105,000        $239,656         $ 8,618           $13,574            $13,574
       20                $120,000        $320,714         $10,195           $19,358            $19,358

TERMINATION OF GRIP II. GRIP II will terminate upon the earliest to occur of:

      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or

      -     the exercise of GRIP II.

THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

                                       ***

GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the portfolio prospectuses.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than three years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                       WITHDRAWAL CHARGE PERCENTAGE
-------------------------------------------------------------------------------
              0                                                 6%
              1                                                 5%

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                       WITHDRAWAL CHARGE PERCENTAGE
-------------------------------------------------------------------------------
              2                                                 4%
              3+                                                0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B.

ADMINISTRATION FEE

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING THE CONTRACT

STANDARD COMPENSATION. Manulife Financial Securities, LLC ("Manulife Financial Securities") pays broker-dealers who have selling agreements with Manulife Financial Securities compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by Manulife Financial Securities to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. Manulife Financial Securities intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

The amount and timing of compensation Manulife Financial Securities may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 6.00% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Manulife Financial Securities may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

ADDITIONAL COMPENSATION AND REVENUE SHARING. Manulife Financial Securities and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to Manulife Financial Securities or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, Manulife Financial Securities may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit and an optional death benefit, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals prior to age 59 1/2 may incur a 10% IRS penalty tax.

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59 1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIP benefit, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59 1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income tax payments.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

We pay broker-dealers to sell the contracts.

Manulife Financial Securities, LLC ("Manulife Financial Securities") is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

As stated above under "The Portfolios" we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.

ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55013, Boston, Massachusetts 02205-5013

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of the portfolios may be determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                             WITHDRAWAL CHARGE
CONTRACT        HYPOTHETICAL        FREE WITHDRAWAL       PAYMENTS          -------------------
  YEAR         CONTRACT VALUE            AMOUNT          LIQUIDATED         PERCENT      AMOUNT
-----------------------------------------------------------------------------------------------
   1               55,000               5,000(A)           50,000              6%         3,000
   2               50,500               5,000(B)           45,500              5%         2,275
   3               35,000               5,000(C)           45,000              4%         1,800
   4               70,000              20,000(D)           50,000              0%             0

(A) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to the total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000-$5,000).

(D) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                                    WITHDRAWAL CHARGE
 HYPOTHETICAL      PARTIAL WITHDRAWAL      FREE WITHDRAWAL       PAYMENTS           -----------------
CONTRACT VALUE         REQUESTED               AMOUNT           LIQUIDATED        PERCENT        AMOUNT
------------------------------------------------------------------------------------------------------
    65,000               2,000                15,000(A)                0             5%              0
    49,000               5,000                 3,000(B)            2,000             5%            100
    52,000               7,000                 4,000(C)            3,000             5%            150
    44,000               8,000                     0(D)            8,000             5%            400

The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or an optional benefit such as the GRIP benefit. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                APPENDIX D: GUARANTEED RETIREMENT INCOME BENEFIT

Contracts purchased prior to July 21, 2003 were issued with a Guaranteed Retirement Income Program, GRIP, if the contract owner elected this optional rider and if the oldest annuitant was age 79 or younger at the time GRIP was elected. Election of GRIP is irrevocable.

GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIP rider. As described below, the Income Base is calculated as the greatest anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP. If GRIP is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by GRIP, we will pay the monthly annuity payment available under the contract. For GRIP, we impose an annual GRIP fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

THE ADDITION OF GRIP TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP INCOME BASE. The Income Base upon which the amount of GRIP annuity benefit payments is based is equal to the greatest anniversary value after the effective date of the GRIP rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

EXERCISE OF GRIP Conditions of Exercise. GRIP may be exercised subject to the following conditions:

      - GRIP may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

      - GRIP must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP.

Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which a GRIP fee (discussed further below) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

Illustrated below are the income amounts provided by GRIP, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP Income Base applied to Monthly Income Factors (as stated in the GRIP rider). The Income Base is determined by the annual step-up, assumed to be as listed below.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

                                                                          ANNUAL INCOME
CONTRACT ANNIVERSARY AT           ACCOUNT                          ---------------------------         ANNUAL INCOME
    EXERCISE OF GRIP               VALUE        INCOME BASE        CURRENT          GUARANTEED            PROVIDED
---------------------------------------------------------------------------------------------------------------------
          10                     $ 90,000        $160,000          $ 8,575           $10,733              $10,733
          15                     $105,000        $160,000          $11,000           $12,288              $12,288
          20                     $120,000        $160,000          $13,738           $13,958              $13,958

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

                                                                          ANNUAL INCOME
CONTRACT ANNIVERSARY AT           ACCOUNT                          ---------------------------         ANNUAL INCOME
    EXERCISE OF GRIP               VALUE        INCOME BASE        CURRENT          GUARANTEED            PROVIDED
---------------------------------------------------------------------------------------------------------------------
          10                     $ 90,000        $160,000          $ 7,009            $8,294              $ 8,294
          15                     $105,000        $160,000          $ 8,618            $9,062              $ 9,062
          20                     $120,000        $160,000          $10,195            $9,658              $10,195

GRIP FEE. The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the GRIP Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:

      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or

      -     the exercise of GRIP.

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES

Appendix U contains the following two accumulation unit value tables:

      (1) a table reflecting the fees for the optional Annual Step Death
      Benefit,

      (2) a table not reflecting the fees for the optional Annual Step Death Benefit.

Please note that GRIP and GRIP II fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                            ACCUMULATION UNIT VALUES
                   FOR CONTRACTS INVESTING IN SERIES II SHARES
               (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT)

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                     2002                           $12.500000         $ 9.289319            25,846.015
                     2003                             9.289319          13.746139           110,727.125
PACIFIC RIM EMERGING MARKETS TRUST
                     2002                           $12.500000         $ 9.906070             5,833.671
                     2003                             9.906070          13.689980            33,108.048
HEALTH SCIENCES TRUST
                     2002                           $12.500000         $10.612467            33,548.359
                     2003                            10.612467          14.185179            67,694.760
EMERGING GROWTH TRUST
                     2003                           $12.500000         $16.153611             8,438.705
AGGRESSIVE GROWTH TRUST
                     2002                           $12.500000         $ 9.550203            32,571.916
                     2003                             9.550203          12.545357            55,953.665
EMERGING SMALL COMPANY TRUST
                     2002                           $12.500000         $ 9.537399            19,621.469
                     2003                             9.537399          13.083021            46,979.321
SMALL COMPANY BLEND TRUST
                     2002                           $12.500000         $ 9.067980            19,340.923
                     2003                             9.067980          12.452707           124,415.899
DYNAMIC GROWTH TRUST
                     2002                           $12.500000         $10.103094             5,543.820
                     2003                            10.103094          12.829323            40,443.681
MID CAP STOCK TRUST
                     2002                           $12.500000         $10.097385            47,469.269
                     2003                            10.097385          14.098106           112,954.667
NATURAL RESOURCES TRUST
                     2003                           $12.500000         $17.780593            20,423.898
ALL CAP GROWTH TRUST
                     2002                           $12.500000         $10.014973            28,523.999
                     2003                            10.014973          12.705341           133,554.091
STRATEGIC OPPORTUNITIES TRUST
                     2002                           $12.500000         $ 8.194922             8,849.557
                     2003                             8.194922          10.123966            10,783.038
FINANCIAL SERVICES TRUST
                     2002                           $12.500000         $10.227986            28,212.039
                     2003                            10.227986          13.418556            40,520.482
INTERNATIONAL STOCK TRUST
                     2002                           $12.500000         $ 9.671864            12,366.634
                     2003                             9.671864          12.389988            16,891.849
OVERSEAS TRUST
                     2002                           $12.500000         $ 9.638389            13,228.671
                     2003                             9.638389          13.622510            25,075.957
INTERNATIONAL SMALL CAP TRUST
                     2002                           $12.500000         $ 9.866121             4,420.623
                     2003                             9.866121          15.013613            35,182.062

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                     2002                           $12.500000         $ 9.770965            40,129.474
                     2003                             9.770965          13.887566           155,886.881
QUANTITATIVE MID CAP TRUST
                     2002                           $12.500000         $ 9.859063             6,950.720
                     2003                             9.859063          13.412249             6,549.301
MID CAP CORE TRUST
                     2003                           $12.500000         $15.130185            51,742.405
GLOBAL EQUITY TRUST
                     2002                           $12.500000         $10.316092            15,985.255
                     2003                            10.316092          12.907925            15,472.210
STRATEGIC GROWTH TRUST
                     2002                           $12.500000         $10.362137            19,776.840
                     2003                            10.362137          12.902525            57,141.606
CAPITAL APPRECIATION TRUST
                     2002                           $12.500000         $ 9.544262            26,055.114
                     2003                             9.544262          12.142016            36,933.052
QUANTITATIVE ALL CAP TRUST
                     2003                           $12.500000         $15.375155             5,527.111
ALL CAP CORE TRUST
                     2002                           $12.500000         $10.516293             1,371.263
                     2003                            10.516293          13.575224             17523.926
LARGE CAP GROWTH TRUST
                     2002                           $12.500000         $10.090965            54,024.235
                     2003                            10.090965          12.428913           325,705.032
QUANTITATIVE EQUITY TRUST
                     2002                           $12.500000         $10.068051             9,007.664
                     2003                            10.068051          12.218484               863.722
BLUE CHIP GROWTH TRUST
                     2002                           $12.500000         $10.206043           114,270.143
                     2003                            10.206043          12.949904           133,614.997
U. S. LARGE CAP TRUST
                     2002                           $12.500000         $ 9.899663            78,162.059
                     2003                             9.899663          13.307497           341,198.859
STRATEGIC VALUE TRUST
                     2002                           $12.500000         $ 9.803416            34,800.048
                     2003                             9.803416          12.406298            18,276.322
LARGE CAP VALUE TRUST
                     2003                           $12.500000         $15.759084            11,164.334
UTILITIES TRUST
                     2002                           $12.500000         $10.862270             9,361.179
                     2003                            10.862270          14.342071            14,380.802
REAL ESTATE SECURITIES TRUST
                     2002                           $12.500000         $11.817865            81,806.487
                     2003                            11.817865          16.147570            55,444.195
SMALL CAP OPPORTUNITIES TRUST
                     2003                           $12.500000         $17.286206             6,795.034
SMALL COMPANY VALUE TRUST
                     2002                           $12.500000         $10.207514           140,796.840
                     2003                            10.207514          13.408283           194,102.493
SPECIAL VALUE TRUST
                     2003                           $12.500000         $16.624705             4,205.118

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
                     2002                           $12.500000         $10.830161           112,236.528
                     2003                            10.830161          13.328360           225,964.757
VALUE TRUST
                     2002                           $12.500000         $ 9.493546            22,238.917
                     2003                             9.493546          12.940716            19,710.958
ALL CAP VALUE TRUST
                     2002                           $12.500000         $ 9.653351            33,746.916
                     2003                             9.653351          13.117229           135,616.308
FUNDAMENTAL VALUE TRUST
                     2002                           $12.500000         $10.546509            99,580.620
                     2003                            10.546509          13.439595           120,093.771
GROWTH & INCOME TRUST
                     2002                           $12.500000         $10.290331           157,974.937
                     2003                            10.290331          12.792926           237,375.966
EQUITY-INCOME TRUST
                     2002                           $12.500000         $10.405752           208,253.464
                     2003                            10.405752          12.833195           170,015.326
INCOME & VALUE TRUST
                     2002                           $12.500000         $10.830938            42,936.873
                     2003                            10.830938          13.451943           107,445.235
BALANCED TRUST
                     2002                           $12.500000         $11.260340            25,931.854
                     2003                            11.260340          12.643941            17,893.228
GLOBAL ALLOCATION TRUST
                     2002                           $12.500000         $10.136635            11,717.653
                     2003                            10.136635          12.607788            76,540.916
HIGH YIELD TRUST
                     2002                           $12.500000         $11.698735            43,414.939
                     2003                            11.698735          14.289454           143,636.350
STRATEGIC BOND TRUST
                     2002                           $12.500000         $13.019956            86,329.214
                     2003                            13.019956          14.459631            83,674.777
GLOBAL BOND TRUST
                     2002                           $12.500000         $14.290823            73,987.242
                     2003                            14.290823          16.186110            44,080.337
DIVERSIFIED BOND TRUST
                     2002                           $12.500000         $13.172978            67,058.952
                     2003                            13.172978          13.549724            56,837.543
INVESTMENT QUALITY BOND TRUST
                     2002                           $12.500000         $13.324346           127,398.845
                     2003                            13.324346          14.052420            69,068.514
TOTAL RETURN TRUST
                     2002                           $12.500000         $13.312683           584,424.119
                     2003                            13.312683          13.730415           345,499.505
REAL RETURN BOND TRUST
                     2003                           $12.500000         $12.954331            48,672.910
U. S. GOVERNMENT SECURITIES TRUST
                     2002                           $12.500000         $13.099241           293,642.992
                     2003                            13.099241          13.087595           252,802.123
MONEY MARKET TRUST
                     2002                           $12.500000         $12.435154           565,393.480
                     2003                            12.435154          12.276141           313,967.199

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SMALL CAP INDEX TRUST
                     2002                           $12.500000         $ 9.484387            23,713.304
                     2003                             9.484387          13.556141            73,769.474
INTERNATIONAL INDEX TRUST
                     2002                           $12.500000         $10.138456             5,378.031
                     2003                            10.138456          13.173492            23,791.419
MID CAP INDEX TRUST
                     2002                           $12.500000         $ 9.990307            26,727.201
                     2003                             9.990307          13.197348            72,672.215
TOTAL STOCK MARKET INDEX TRUST
                     2002                           $12.500000         $10.203777            16,299.851
                     2003                            10.203777          13.077379           112,147.663
500 INDEX TRUST
                     2002                           $12.500000         $10.209272            58,511.697
                     2003                            10.209272          12.827902           117,994.277
LIFESTYLE AGGRESSIVE 1000 TRUST
                     2002                           $12.500000         $10.002183            20,954.034
                     2003                            10.002183          13.271161           592,625.043
LIFESTYLE GROWTH 820 TRUST
                     2002                           $12.500000         $10.663111           324,491.121
                     2003                            10.663111          13.574266         1,015,743.615
LIFESTYLE BALANCED 640 TRUST
                     2002                           $12.500000         $11.329788           486,763.639
                     2003                            11.329788          13.813917         1,316,950.887
LIFESTYLE MODERATE 460 TRUST
                     2002                           $12.500000         $11.884486           214,107.988
                     2003                            11.884486          13.771413            387093.813
LIFESTYLE CONSERVATIVE 280 TRUST
                     2002                           $12.500000         $12.466950           237,070.595
                     2003                            12.466950          13.676874           191,143.015
AMERICAN INTERNATIONAL TRUST
                     2003                           $12.500000         $16.475177            70,096.797
AMERICAN GROWTH TRUST
                     2003                           $12.500000         $15.239027           245,799.380
AMERICAN GROWTH-INCOME TRUST
                     2003                           $12.500000         $15.357677           165,436.827
AMERICAN BLUE CHIP GROWTH AND INCOME TRUST
                     2003                           $12.500000         $15.268682           170,466.572
GREAT COMPANIES-AMERICA TRUST
                     2003                           $12.500000         $13.854975                 0.000

Units under this series of contracts were first credited under the subaccounts on November 25, 2002 except for:

    Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

    American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

    Great Companies-America where units were first credited on December 8, 2003.

                            ACCUMULATION UNIT VALUES
                   FOR CONTRACTS INVESTING IN SERIES II SHARES
             (NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT)

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                     2002                           $12.500000         $ 9.310073            6,102.986
                     2003                             9.310073          10.906148           73,782.717
PACIFIC RIM EMERGING MARKETS TRUST
                     2002                           $12.500000         $ 9.928205              483.702
                     2003                             9.928205          14.772045            2,175.324
HEALTH SCIENCES TRUST
                     2002                           $12.500000         $10.636160            8,333.904
                     2003                            10.636160          12.746949           42,898.798
EMERGING GROWTH TRUST
                     2003                           $12.500000         $16.158911              281.209
AGGRESSIVE GROWTH TRUST
                     2002                           $12.500000         $ 9.571530           42,198.199
                     2003                             9.571530          12.447664           19,574.660
EMERGING SMALL COMPANY TRUST
                     2002                           $12.500000         $ 9.558698           15,124.777
                     2003                             9.558698          12.428445           22,745.242
SMALL COMPANY BLEND TRUST
                     2002                           $12.500000         $ 9.088229           18,573.464
                     2003                             9.088229          12.901400           33,015.675
DYNAMIC GROWTH TRUST
                     2001                           $12.500000         $10.125646            4,320.172
                     2003                            10.125646          12.164875           17,928.600
MID CAP STOCK TRUST
                     2002                           $12.500000         $10.119925           33,897.550
                     2003                            10.119925          13.399635           33,593.220
NATURAL RESOURCES TRUST
                     2003                           $12.500000         $17.786425           11,653.554
ALL CAP GROWTH TRUST
                     2002                           $12.500000         $10.037335           15,155.970
                     2003                            10.037335          11.992594           21,602.279
STRATEGIC OPPORTUNITIES TRUST
                     2002                           $12.500000         $ 8.213230            5,651.929
                     2003                             8.213230           9.831290            6,979.574
FINANCIAL SERVICES TRUST
                     2002                           $12.500000         $10.250809            5,638.287
                     2003                            10.250809          13.578107           24,981.466
INTERNATIONAL STOCK TRUST
                     2002                           $12.500000         $ 9.693467           14,268.584
                     2003                             9.693467          12.765244            4,806.916
OVERSEAS TRUST
                     2002                           $12.500000         $ 9.659911            7,480.288
                     2003                             9.659911          14.150722           12,924.723
INTERNATIONAL SMALL CAP TRUST
                     2002                           $12.500000         $ 9.888129            4,073.095
                     2003                             9.888129          15.534502            7,350.025

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                     2002                           $12.500000         $ 9.792779           56,165.063
                     2003                             9.792779          14.671519           48,600.335
QUANTITATIVE MID CAP TRUST
                     2002                           $12.500000         $ 9.881083            1,821.047
                     2003                             9.881083          13.199297            9,400.368
MID CAP CORE TRUST
                     2003                           $12.500000         $15.135149           20,504.372
GLOBAL EQUITY TRUST
                     2002                           $12.500000         $10.339112            6,452.841
                     2003                            10.339112          12.737013            4,889.896
STRATEGIC GROWTH TRUST
                     2002                           $12.500000         $10.385269           42,058.876
                     2003                            10.385269          11.545878           25,641.300
CAPITAL APPRECIATION TRUST
                     2002                           $12.500000         $ 9.565574           11,847.195
                     2003                             9.565574          11.124546           11,099.978
QUANTITATIVE ALL CAP TRUST
                     2003                           $12.500000         $15.370112                0.000
ALL CAP CORE TRUST
                     2002                           $12.500000         $10.539761            3,755.072
                     2003                            10.539761          12.127142            2,836.471
LARGE CAP GROWTH TRUST
                     2002                           $12.500000         $10.113484           48,412.678
                     2003                            10.113484          11.782886           59,591.683
QUANTITATIVE EQUITY TRUST
                     2002                           $12.500000         $10.090522            5,437.860
                     2003                            10.090522          11.046153              296.559
BLUE CHIP GROWTH TRUST
                     2002                           $12.500000         $10.228826           28,105.206
                     2003                            10.228826          12.090745           79,549.032
U. S. LARGE CAP TRUST
                     2002                           $12.500000         $ 9.921762           38,531.854
                     2003                             9.921762          12.664320          132,369.369
STRATEGIC VALUE TRUST
                     2002                           $12.500000         $ 9.825317            3,532.979
                     2003                             9.825317          11.804094            6,785.098
LARGE CAP VALUE TRUST
                     2003                           $12.500000         $15.764264              861.070
UTILITIES TRUST
                     2002                           $12.500000         $10.886485            1,855.916
                     2003                            10.886485          13.222661            5,897.506
REAL ESTATE SECURITIES TRUST
                     2002                           $12.500000         $11.844201           33,208.619
                     2003                            11.844201          17.360006           26,331.093
SMALL CAP OPPORTUNITIES TRUST
                     2003                           $12.500000         $17.291875               37.711
SMALL COMPANY VALUE TRUST
                     2002                           $12.500000         $10.230293           58,245.185
                     2003                            10.230293          15.116060           82,962.103
SPECIAL VALUE TRUST
                     2003                           $12.500000         $15.629832              946.509

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
                     2002                           $12.500000         $10.854323           91,790.828
                     2003                            10.854323          14.063217           69,806.465
VALUE TRUST
                     2002                           $12.500000         $ 9.514740            3,907.653
                     2003                             9.514740          13.113578            4,929.562
ALL CAP VALUE TRUST
                     2002                           $12.500000         $ 9.674898            9,080.340
                     2003                             9.674898          12.051359           24,781.908
FUNDAMENTAL VALUE TRUST
                     2002                           $12.500000         $10.570024           87,372.360
                     2003                            10.570024          13.552445           39,812.322
GROWTH & INCOME TRUST
                     2002                           $12.500000         $10.313304           69,557.085
                     2003                            10.313304          11.843741           97,352.602
EQUITY-INCOME TRUST
                     2002                           $12.500000         $10.428974           94,077.225
                     2003                            10.428974          13.202023          186,828.776
INCOME & VALUE TRUST
                     2002                           $12.500000         $10.855096           21,089.109
                     2003                            10.855096          12.995332           50,555.945
BALANCED TRUST
                     2002                           $12.500000         $11.285455            2,704.501
                     2003                            11.285455          11.953196            5,752.313
GLOBAL ALLOCATION TRUST
                     2002                           $12.500000         $10.159257            2,182.876
                     2003                            10.159257          11.911549            8,273.381
HIGH YIELD TRUST
                     2002                           $12.500000         $11.724791           16,234.375
                     2003                            11.724791          13.891244          175,755.429
STRATEGIC BOND TRUST
                     2002                           $12.500000         $13.048941            9,378.714
                     2003                            13.048941          14.681293           47,472.659
GLOBAL BOND TRUST
                     2002                           $12.500000         $14.322611           17,778.068
                     2003                            14.322611          16.932377           18,392.983
DIVERSIFIED BOND TRUST
                     2002                           $12.500000         $13.202313           23,177.930
                     2003                            13.202313          13.565799           48,802.503
INVESTMENT QUALITY BOND TRUST
                     2002                           $12.500000         $13.354011           36,633.013
                     2003                            13.354011          14.145464           38,437.830
TOTAL RETURN TRUST
                     2002                           $12.500000         $13.342328          236,862.928
                     2003                            13.342328          13.770063          283,168.771
REAL RETURN BOND TRUST
                     2003                           $12.500000         $12.958589           96,503.366
U. S. GOVERNMENT SECURITIES TRUST
                     2002                           $12.500000         $13.128409           52,169.139
                     2003                            13.128409          13.219027          136,243.110
MONEY MARKET TRUST
                     2002                           $12.500000         $12.462854          200,545.745
                     2003                            12.462854          12.263567          222,804.225

                                                                    SERIES II SHARES

                                                   UNIT VALUE AT    UNIT VALUE AT END    NUMBER OF UNITS
               SUB ACCOUNT                         START OF YEAR        OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SMALL CAP INDEX TRUST
                     2002                           $12.500000         $ 9.505573           23,187.374
                     2003                             9.505573          14.025090           16,146.603
INTERNATIONAL INDEX TRUST
                     2002                           $12.500000         $10.161088            4,916.071
                     2003                            10.161088          13.794960           13,201.608
MID CAP INDEX TRUST
                     2002                           $12.500000         $10.012615           35,062.415
                     2003                            10.012615          13.803063           23,419.930
TOTAL STOCK MARKET INDEX TRUST
                     2002                           $12.500000         $10.226558           10,275.062
                     2003                            10.226558          12.568032           44,971.654
500 INDEX TRUST
                     2002                           $12.500000         $10.232056           85,184.231
                     2003                            10.232056          12.139470          184,130.468
LIFESTYLE AGGRESSIVE 1000 TRUST
                     2002                           $12.500000         $10.024515           65,066.080
                     2003                            10.024515          13.261867          123,452.510
LIFESTYLE GROWTH 820 TRUST
                     2002                           $12.500000         $10.686894           49,113.904
                     2003                            10.686894          13.417365          508,290.831
LIFESTYLE BALANCED 640 TRUST
                     2002                           $12.500000         $11.355046          168,814.523
                     2003                            11.355046          13.634469          555,531.612
LIFESTYLE MODERATE 460 TRUST
                     2002                           $12.500000         $11.910967           81,434.527
                     2003                            11.910967          13.733175          215,066.403
LIFESTYLE CONSERVATIVE 280 TRUST
                     2002                           $12.500000         $12.494725           54,751.695
                     2003                            12.494725          13.744482          133,614.688
AMERICAN INTERNATIONAL TRUST
                     2003                           $12.500000         $16.480578           15,027.464
AMERICAN GROWTH TRUST
                     2003                           $12.500000         $15.244028          131,990.391
AMERICAN GROWTH-INCOME TRUST
                     2003                           $12.500000         $15.362725           76,291.903
AMERICAN BLUE CHIP GROWTH AND INCOME TRUST
                     2003                           $12.500000         $15.273687          104,654.303
GREAT COMPANIES-AMERICA TRUST
                     2003                           $12.500000         $13.909520                0.000

Units under this series of contracts were first credited under the subaccounts on November 25, 2002 except for:

   Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

   American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

   Great Companies-America where units were first credited on December 8, 2003.

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2004

FIXED ACCOUNT INVESTMENT OPTIONS

For contracts purchased on and after May 5, 2003: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2004

MNY ML3 Supp 05-01-2004

         HOME OFFICE                      ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, 2nd Floor                       P.O. Box 55077
    Valhalla, New York 10595                 Boston, Massachusetts 02205-8225
       (800) 493-8075                             www.manulifenewyork.com

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Prospectus describes an annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US" or "THE COMPANY" or "MANULIFE NEW YORK"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the forty-one variable investment options. There are two fixed investment options.

Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit Suisse Trust-Emerging Markets Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund Inc.
Invesco VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Large Cap Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government & Agency Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Fixed Income Portfolio
Scudder Strategic Income Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth  Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value+Growth Portfolio
SVS Index 500 Portfolio
SVS Invesco Dynamic Growth Portfolio
SVS Janus Growth and Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner MidCap Growth Portfolio
Scudder Real Estate Securities Portfolio

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800) 493-8075. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................................        3
ACCUMULATION UNIT VALUE TABLES..........................................................        3
SERVICES................................................................................        3
       Independent Auditors.............................................................        3
       Servicing Agent..................................................................        3
       Principal Underwriter............................................................        3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS...............................................      A-1

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004

NY Wealthmark ML3  5/2004

                                TABLE OF CONTENTS

SUMMARY........................................................................................        4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS..........................        7
    The Manufacturers Life Insurance Company of New York.......................................        7
    The Variable Account.......................................................................        8
    The Portfolios.............................................................................        8
    Advisers and Managers......................................................................       11
DESCRIPTION OF THE CONTRACT....................................................................       12
  ACCUMULATION PERIOD PROVISIONS...............................................................       12
    Purchase Payments..........................................................................       12
    Accumulation Units.........................................................................       12
    Value of Accumulation Units................................................................       13
    Net Investment Factor......................................................................       13
    Transfers Among Investment Options.........................................................       13
    Maximum Number of Investment Options.......................................................       14
    Telephone Transactions.....................................................................       14
    Special Transfer Services - Dollar Cost Averaging..........................................       14
    Asset Rebalancing Program..................................................................       15
    Withdrawals................................................................................       15
    Special Withdrawal Services - The Income Plan..............................................       16
    Death Benefit During Accumulation Period...................................................       16
  PAY-OUT PERIOD PROVISIONS....................................................................       18
    General....................................................................................       18
    Annuity Options............................................................................       18
    Determination of Amount of the First Variable Annuity Payment .............................       20
    Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments .......       20
    Transfers During Pay-out Period............................................................       20
    Death Benefit During Pay-out Period........................................................       20
OTHER CONTRACT PROVISIONS......................................................................       21
    Ten Day Right to Review....................................................................       21
    Ownership..................................................................................       21
    Annuitant..................................................................................       21
    Change of Maturity Date....................................................................       22
    Beneficiary................................................................................       22
    Modification...............................................................................       22
    Our Approval...............................................................................       22
    Misstatement and Proof of Age, Sex or Survival.............................................       22
  FIXED ACCOUNT INVESTMENT OPTIONS.............................................................       22
    Fixed Annuity Options......................................................................       23
  OPTIONAL BENEFITS............................................................................       24
    Annual Step-Up Death Benefit...............................................................       24
    Guaranteed Retirement Income Benefits......................................................       24
CHARGES AND DEDUCTIONS.........................................................................       28
    Withdrawal Charges.........................................................................       28
    Administration Fee.........................................................................       29
    Distribution Fee...........................................................................       29
    Mortality and Expense Risks Charge.........................................................       29
    Taxes......................................................................................       29
  EXPENSES OF DISTRIBUTING CONTRACTS...........................................................       29
FEDERAL TAX MATTERS............................................................................       30
  INTRODUCTION.................................................................................       30
  OUR TAX STATUS...............................................................................       30
TAXATION OF ANNUITIES IN GENERAL...............................................................       31
    Tax Deferral During Accumulation Period....................................................       31
    Taxation of Partial and Full Withdrawals...................................................       32
    Taxation of Annuity Benefit Payments.......................................................       33
    Taxation of Death Benefit Proceeds.........................................................       33
    Penalty Tax on Premature Distributions................ ....................................       33
    Aggregation of Contracts...................................................................       34
  QUALIFIED RETIREMENT PLANS...................................................................       34
    Direct Rollovers...........................................................................       35
    Loans......................................................................................       36
  FEDERAL INCOME TAX WITHHOLDING...............................................................       36
GENERAL MATTERS................................................................................       36
    Asset Allocation Services..................................................................       36
    Distribution of Contracts..................................................................       37
    Contract Owner Inquiries...................................................................       37
    Confirmation Statements....................................................................       37
    Legal Proceedings..................................... ....................................       37
    Voting Interest............................................................................       37
    Reinsurance Arrangements.............................. ....................................       37
APPENDIX A:  SPECIAL TERMS.....................................................................      A-1
APPENDIX B:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE......................................      B-1
APPENDIX C:  QUALIFIED PLAN TYPES..............................................................      C-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUE.................................................      U-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.

Under the contract, the contract owner ("you"), make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-one Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each portfolio is in the fund prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on any allocation to the fixed account option.

Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS. Annual Step-Up Death Benefit. The Annual Step-Up Death Benefit provides a death benefit upon the death of any owner prior to the Maturity Date. The Annual Step-Up Death Benefit is not available in all states. You may elect the optional Annual Step-Up Death Benefit at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.05% is imposed for this death benefit. Election of the Annual Step-Up Death Benefit is irrevocable. The amount of the death benefit for the Annual Step-Up Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step-Up Death Benefit.

The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step-Up Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step-Up Death Benefit, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP-UP DEATH BENEFIT RIDER MAY NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

Guaranteed Retirement Income Benefits. Contracts may be issued with a Guaranteed Retirement Income Program, GRIB II, if you elect this optional rider. GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the monthly income factors in the GRIB II rider. Election of GRIB II is irrevocable. For more information on GRIB II, please refer to the Optional Benefits Section of the prospectus.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Prospectus of the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

                                                         NUMBER OF COMPLETE
DEFERRED SALES LOAD  (withdrawal charge as                YEARS PURCHASE            WITHDRAWAL CHARGE
percentage of purchase payments)                        PAYMENT IN CONTRACT              PERCENTAGE
------------------------------------------              -------------------              ----------
                                                                 0                         6%
                                                                 1                         5%
                                                                 2                         4%
                                                                3+                         0%

ANNUAL CONTRACT FEE                                                          None
-------------------                                                          ----
TRANSFER FEE
         Guaranteed Fee                                                     $25(A)
         Current Fee                                                        $ 0(A)

(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                      SEPARATE ACCOUNT ANNUAL EXPENSES (A)

Mortality and expense risks fee                                                             1.25%
Administration fee- asset based                                                             0.15%
Distribution Fee                                                                            0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.65%

Fee for Optional Annual Step-Up Death Benefit                                               0.05%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP-UP DEATH BENEFIT REFLECTED)        1.70%

                        FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE

GRIB II Fee (as a percentage of the Income Base)                                            0.45%(B)

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The annual GRIB II fee is 0.45% multiplied by the Income Base. The GRIB II Fee is deducted from the account value on each contract anniversary. A complete definition of GRIB II Income Base may be found below under "Guaranteed Retirement Income Benefits.")

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Portfolio prospectuses.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                         MINIMUM         MAXIMUM
--------------------------------------------                         -------         -------
(Expenses that are deducted from portfolio assets, including
advisory fees, Rule 12b-1 fees and Other Expenses)                    0.88%            2.51%

(A) The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.88%and 1.87%, respectively. Expense reimbursements may be terminated at any time.

EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.

The Example of Expenses below reflects the optional Annual Step-Up Death Benefit and GRIB II fees (A growth factor of 6% is assumed in calculating the GRIB II
Fee).

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses            $1,014     $1,786     $2,388     $4,874
Minimum Total Annual Portfolio Operating Expenses            $  863     $1,334     $1,622     $3,459

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (Actual costs may be higher or lower).

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses             $470      $1,421     $2,388     $4,874
Minimum Total Annual Portfolio Operating Expenses             $309      $  949     $1,622     $3,459

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

We are an indirect subsidiary of MFC.

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.

We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Manulife USA is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch

      Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to The Manufacturers Life Insurance Company of New York's ability to honor any guarantees provided by the contract and any applicable optional riders but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.

We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has forty-one sub-accounts that are offered through this prospectus. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.

THE PORTFOLIOS

The Portfolios are mutual fund in which the Variable Account invests.

The Separate Account currently invests in the shares of the following open-end management investment companies:

      -     The Alger American Fund

      -     Credit Suisse Trust

      -     Dreyfus Investment Portfolios

      -     The Dreyfus Socially Responsible Growth Fund, Inc.

      -     INVESCO Variable Investment Funds, Inc.

      -     Scudder Variable Series I

      -     Scudder Variable Series II

      -     Scudder VIT Funds Trust

The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Portfolios are summarized below:

                    THE ALGER AMERICAN FUND (CLASS S SHARES).

The ALGER AMERICAN BALANCED PORTFOLIO seeks current income and long-term capital appreciation.

The ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation.

                               CREDIT SUISSE TRUST

The CREDIT SUISSE TRUST-EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing in equity securities of emerging markets.

The CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

                  DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

The DREYFUS I.P. MIDCAP STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

         DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

The DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND INC. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

The INVESCO VIF-UTILITIES FUND PORTFOLIO seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

                   SCUDDER VARIABLE SERIES I (CLASS B SHARES)

The SCUDDER 21ST CENTURY GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

The SCUDDER CAPITAL GROWTH PORTFOLIO seeks to maximize long-term capital growth through a broad and flexible investment program.

The SCUDDER GLOBAL DISCOVERY PORTFOLIO seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

The SCUDDER GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital, current income and growth of income.

The SCUDDER HEALTH SCIENCES PORTFOLIO seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

The SCUDDER INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

                   SCUDDER VARIABLE SERIES II (CLASS B SHARES)

The SCUDDER AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation through the use of aggressive investment techniques.

The SCUDDER BLUE CHIP PORTFOLIO seeks growth of capital and income.

The SCUDDER LARGE CAP VALUE PORTFOLIO seeks to achieve a high rate of total return.

The SCUDDER GLOBAL BLUE CHIP PORTFOLIO seeks long-term capital growth.

The SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO seeks high current income consistent with preservation of capital.

The SCUDDER GROWTH PORTFOLIO seeks maximum appreciation of capital.

The SCUDDER HIGH INCOME PORTFOLIO (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

The SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO seeks capital appreciation.

The SCUDDER FIXED INCOME PORTFOLIO (Formerly, Scudder Investment Grade Bond Portfolio) seeks high current income.

The SCUDDER STRATEGIC INCOME PORTFOLIO seeks high current return through investing mainly in Bonds issued by US and foreign corporations and governments.

The SCUDDER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal.

The SCUDDER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.

The SCUDDER TECHNOLOGY GROWTH PORTFOLIO seeks growth of capital.

The SCUDDER TOTAL RETURN PORTFOLIO seeks high total return, a combination of income and capital appreciation.

The SVS DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital.

The SVS DREMAN FINANCIAL SERVICES PORTFOLIO seeks long-term capital appreciation.

The SVS DREMAN HIGH RETURN EQUITY PORTFOLIO seeks to achieve a high rate of total return.

The SVS DREMAN SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.

The SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO seeks growth through long-term capital appreciation.

The SVS FOCUS VALUE+GROWTH PORTFOLIO seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

The SVS INDEX 500 PORTFOLIO seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

The SVS INVESCO DYNAMIC GROWTH PORTFOLIO seeks long-term capital growth.

The SVS JANUS GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

The SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

The SVS MFS STRATEGIC VALUE PORTFOLIO seeks capital appreciation.

The SVS OAK STRATEGIC EQUITY PORTFOLIO seeks long-term capital growth.

The SVS TURNER MIDCAP GROWTH PORTFOLIO seeks capital appreciation.

                             SCUDDER VIT FUNDS TRUST

The SCUDDER REAL ESTATE SECURITIES PORTFOLIO seeks long-term capital appreciation and current income by investing primarily in real estate securities.

The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses.

*"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R),"
"Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS

Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio is contained in the prospectuses. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another portfolio of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Portfolio shares.

Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts.

We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such three year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

Amounts invested may be transferred among investment options.

Subject to the restrictions noted below, during the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us.

Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies).

If management of a portfolio becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the portfolio may request the insurance company to impose restrictions on its contract owners engaging in such Disruptive Short-Term Trading. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) are considered one transfer.) Contract owners may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market portfolio. If such a transfer to the Money Market portfolio is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market portfolio to another portfolio may be made. This restriction is applied uniformly to all contract owners. The Company also reserves the right to take other actions to restrict trading as noted below.

Action that the Company may take to restrict trading include, but are not limited to:

       -- restricting the number of transfers made during a defined period, -- restricting the dollar amount of transfers, -- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and -- restricting transfers into and out of certain subaccounts.


Contract owners should note that while the Company seeks to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Company will successfully impose restrictions on all Disruptive Short-Term Trading. If the Company is unsuccessful in restricting Disruptive Short-Term Trading. If the Company is unsuccessful in restricting Disruptive Short-Term Trading, a portfolio may incur higher brokerage costs and may maintain higher cash levels, limiting its ability achieve its investment objective.



MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

Telephone transfers and withdrawals are permitted.

Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent

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losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our

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Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "QUALIFIED PLAN TYPES").

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

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AMOUNT OF DEATH BENEFIT. The death benefit payable under the contract will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death and all required claim forms; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owners

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

            death will be treated as a purchase payment to the contract (excluding any optional benefits).

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

Annuity benefit payments may be paid in several ways.

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity benefit payments commence, the annuity option may not be changed and the form of settlement may not be changed.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date

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the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

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If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

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OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

TEN DAY RIGHT TO REVIEW

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date the request was signed. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract at the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

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On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment option is not a security.

SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

The fixed account investment option guarantees interest of at least 3%.

INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).

Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one-year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

      - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

FIXED ANNUITY OPTIONS.

Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

ANNUAL STEP-UP DEATH BENEFIT

You may elect the Annual Step-Up Death Benefit for an additional charge of 0.05% of the value of the variable investment accounts. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step-Up Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step-Up Death Benefit.

The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step-Up Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step-Up Death Benefit, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT MAY NOT BE ELECTED.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i) is equal to the optional Annual Step-Up Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step-Up Death Benefit Rider will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step-Up Death Benefit. In determination of the optional Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER The Optional Annual Step-Up Death Benefit Rider will terminate upon the earliest to occur of
(a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step-Up Death Benefit Rider benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step-Up Death Benefit Rider) as the new owner.

ANNUAL STEP-UP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.05% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step-Up Death Benefit.

QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without the Optional Annual Step-Up Death Benefit Rider) may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME BENEFITS

Contracts may be issued with a Guaranteed Retirement Income Program, GRIB II, if you elect this optional rider.

IF GRIB II IS ELECTED THE FIXED ACCOUNTS ARE NOT AVAILABLE AS INVESTMENT OPTIONS. ELECTION OF GRIB II MAY ONLY BE MADE AT ISSUE, IS IRREVOCABLE, AND GRIB II MAY ONLY BE TERMINATED AS DESCRIBED BELOW.

GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIB II. If GRIB II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB II, we will pay the monthly annuity benefit payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

GRIB II INCOME BASE The Income Base upon which the amount of GRIB II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or
(ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIB II. Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

      - GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

      - GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIB II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan while you are alive, you or your beneficiary may be unable to exercise the benefit under GRIB II.

Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below) will be imposed, even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIB II, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIB II, actual income will be based on the greater of (i) your GRIB II Income Base at guaranteed monthly income factors (as stated in the GRIB II rider), or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity payment rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on the GRIB II Income Base applied to guaranteed Monthly Income Factors (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

   CONTRACT
ANNIVERSARY AT                                                                               ANNUAL
  EXERCISE OF          ACCOUNT                               ANNUAL INCOME                   INCOME
   GRIB II              VALUE         INCOME BASE       CURRENT         GUARANTEED          PROVIDED
   -------              -----         -----------       -------         ----------          --------
      10              $ 90,000         $179,085         $ 8,575           $12,013           $12,013
      15              $105,000         $239,656         $11,000           $18,406           $18,406
      20              $120,000         $320,714         $13,738           $27,979           $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

   CONTRACT
ANNIVERSARY AT                                                                               ANNUAL
  EXERCISE OF          ACCOUNT                               ANNUAL INCOME                   INCOME
   GRIB II              VALUE         INCOME BASE      CURRENT          GUARANTEED          PROVIDED
   -------              -----         -----------      -------          ----------          --------
      10              $ 90,000        $179,085         $ 7,009            $ 9,284           $ 9,284
      15              $105,000        $239,656         $ 8,618            $13,574           $13,574
      20              $120,000        $320,714         $10,195            $19,358           $19,358

TERMINATION OF GRIB II GRIB II will terminate upon the earliest to occur of:

      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or

      -     the exercise of GRIB II.

THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolio that are described in the accompanying Prospectus of the Portfolios. For information on the GRIB and GRIB II Rider Fees, see "Guaranteed Retirement Income Benefits" above.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than three years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                          WITHDRAWAL CHARGE PERCENTAGE
----------------------------                          ----------------------------
              0                                                    6%
              1                                                    5%
              2                                                    4%
              3+                                                   0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B.

ADMINISTRATION FEE

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS

STANDARD COMPENSATION. Manulife Financial Securities, LLC ("Manulife Financial Securities") pays broker-dealers who have selling agreements with Manulife Financial Securities compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the

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contract typically receive a portion of the compensation paid by Manulife
Financial Securities to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. Manulife Financial Securities intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

The amount and timing of compensation Manulife Financial Securities may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 6.00% of purchase payments or 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Manulife Financial Securities may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

ADDITIONAL COMPENSATION AND REVENUE SHARING. Manulife Financial Securities and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to Manulife Financial Securities or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, Manulife Financial Securities may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

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TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to

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support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


The contract provides a death benefit and an optional death benefit, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market

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

value adjustment might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals prior to age 59-1/2 may incur a 10% IRS penalty tax.

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

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

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

QUALIFIED RETIREMENT PLANS

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the

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length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB or GRIB II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIB benefit, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed

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from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income tax payments.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN

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ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE
AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

We pay broker-dealers to sell the contracts.

Manulife Financial Securities is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55077, Boston, Massachusetts 02205-8225.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

As stated above under "Portfolios" we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each Portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.

ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55077, Boston, Massachusetts 02205-5013

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

THE CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY: The anniversary of the contract date.

CONTRACT DATE: The date of issue of the contract.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you.

PORTFOLIO OR TRUST PORTFOLIO: Mutual funds in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: The Variable Account, which is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

CONTRACT             HYPOTHETICAL        FREE WITHDRAWAL         PAYMENTS            WITHDRAWAL CHARGE
  YEAR              CONTRACT VALUE            AMOUNT            LIQUIDATED       PERCENT           AMOUNT
  ----              --------------            ------            ----------       -------           ------
   1                    55,000                5,000(A)            50,000           6%               3,000
   2                    50,500                5,000(B)            45,500           5%               2,275
   3                    60,000               10,000(C)            50,000           4%               2,000
   4                    70,000               20,000(D)            50,000           0%                   0

(A) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000 and $8,000.

HYPOTHETICAL           PARTIAL WITHDRAWAL       FREE WITHDRAWAL       PAYMENTS           WITHDRAWAL CHARGE
CONTRACT VALUE             REQUESTED               AMOUNT            LIQUIDATED      PERCENT          AMOUNT
--------------             ---------               ------            ----------      -------          ------
    65,000                  2,000                  15,000(A)                0           5%                0
    49,000                  5,000                   3,000(B)            2,000           5%              100
    52,000                  7,000                   4,000(C)            3,000           5%              150
    44,000                  8,000                       0(D)            8,000           5%              400

The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.


The contract may be issued with certain death benefit or an optional benefit such as GRIB II. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.



SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.


ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59-1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.


As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.


TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                  APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE

Appendix U contains the following two accumulation unit value tables:

      (1) a table reflecting the fees for the optional Annual Step-Up Death Benefit,

      (2) a table not reflecting the fees for the optional Annual Step-Up Death Benefit.

Please note that GRIB II fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                        TABLE OF ACCUMULATION UNIT VALUES
                    FOR CONTRACTS INVESTING IN THE PORTFOLIOS
                  (REFLECTING THE ANNUAL STEP-UP DEATH BENEFIT)

                                                                               PORTFOLIO SHARES

                                                            UNIT VALUE AT     UNIT VALUE AT END     NUMBER OF UNITS
          SUB ACCOUNT                                       START OF YEAR          OF YEAR           AT END OF YEAR
          -----------                                       -------------          -------           --------------
Alger American Balanced Portfolio
                         2003                                $12.500000           $14.937246           77,986.170
Alger American Leveraged AllCap Portfolio
                         2003                                $12.500000           $16.663049           21,454.779
Credit SuisseTrust-Emerging Markets Portfolio
                         2003                                $12.500000           $18.734018           17,460.951
Credit Suisse Trust-Global Post-Venture Capital Portfolio
                         2003                                $12.500000           $19.673365            5,342.492
Dreyfus I.P. MidCap Stock Portfolio
                         2003                                $12.500000           $17.886154           85,433.983
Dreyfus Socially Responsible Growth Fund, Inc.
                         2003                                $12.500000           $17.012020            6,583.333
INVESCO VIF-Utilities Fund Portfolio
                         2003                                $12.500000           $15.877680           20,038.079
Scudder 21st Century Growth Portfolio
                         2003                                $12.500000           $17.508503           12,038.076
Scudder Capital Growth Portfolio
                         2003                                $12.500000           $16.993933           29,790.457
Scudder Global Discovery Portfolio
                         2003                                $12.500000           $20.946907           11,342.776
Scudder Growth and Income Portfolio
                         2003                                $12.500000           $17.001872           27,905.991
Scudder Health Sciences Portfolio
                         2003                                $12.500000           $17.056079           45,295.783
Scudder International Portfolio
                         2003                                $12.500000           $16.715194           47,795.915
Scudder Aggressive Growth Portfolio
                         2003                                $12.500000           $19.315163           28,846.390
Scudder Blue Chip Portfolio
                         2003                                $12.500000           $16.792152           58,216.820
Scudder Contrarian Value Portfolio
                         2003                                $12.500000           $18.189667           54,535.720
Scudder Global Blue Chip Portfolio
                         2003                                $12.500000           $17.264383           15,610.425
Scudder Government Securities Portfolio
                         2003                                $12.500000           $12.622215           77,213.503
Scudder Growth Portfolio
                         2003                                $12.500000           $16.686543           10,729.079
Scudder High Income Portfolio
                         2003                                $12.500000           $16.204901           82,546.440
Scudder International Select Equity Portfolio
                         2003                                $12.500000           $17.231578           27,245.812
Scudder Fixed Income Portfolio
                         2003                                $12.500000           $13.030324          139,561.173
Scudder Strategic Income Portfolio
                         2003                                $12.500000           $12.695110           45,711.503

                                                                               PORTFOLIO SHARES

                                                            UNIT VALUE AT     UNIT VALUE AT END     NUMBER OF UNITS
          SUB ACCOUNT                                       START OF YEAR          OF YEAR           AT END OF YEAR
          -----------                                       -------------          -------           --------------
Scudder Money Market Portfolio
                         2003                                $12.500000           $12.326153          118,764.474
Scudder Small Cap Growth Portfolio
                         2003                                $12.500000           $18.550650           52,980.689
Scudder Technology Growth Portfolio
                         2003                                $12.500000           $22.583655           20,389.375
Scudder Total Return Portfolio
                         2003                                $12.500000           $15.231369           52,463.273
SVS Davis Venture Value Portfolio
                         2003                                $12.500000           $17.931869           95,807.461
SVS Dreman Financial Services Portfolio
                         2003                                $12.500000           $18.334497           27,421.078
SVS Dreman High Return Equity Portfolio
                         2003                                $12.500000           $18.827775           97,274.489
SVS Dreman Small Cap Value Portfolio
                         2003                                $12.500000           $19.002865           58,614.634
SVS Eagle Focused Large Cap Growth Portfolio
                         2003                                $12.500000           $16.959722           42,353.747
SVS Focus Value + Growth Portfolio
                         2003                                $12.500000           $18.388717            9,474.730
SVS Index 500 Portfolio
                         2003                                $12.500000           $17.561577           84,960.690
SVS INVESCO Dynamic Growth Portfolio
                         2003                                $12.500000           $19.142849            7,317.153
SVS Janus Growth And Income Portfolio
                         2003                                $12.500000           $16.557342           31,295.541
SVS Janus Growth Opportunities Portfolio
                         2003                                $12.500000           $17.187413           10,161.391
SVS MFS Strategic Value Portfolio
                         2003                                $12.500000           $17.995848           43,293.873
SVS Oak Strategic Equity Portfolio
                         2003                                $12.500000           $22.475335           22,738.587
SVS Turner MidCap Growth Portfolio
                         2003                                $12.500000           $20.340617           30,330.141
Scudder Real Estate Securities Portfolio
                         2003                                $12.500000           $15.257684           66,434.971

Units under this series of contracts were first credited under the subaccounts on September 16, 2002 except in the following instances:

      Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

                        TABLE OF ACCUMULATION UNIT VALUES
                    FOR CONTRACTS INVESTING IN THE PORTFOLIOS
           (NOT REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT)

                                                                               PORTFOLIO SHARES

                                                            UNIT VALUE AT     UNIT VALUE AT END     NUMBER OF UNITS
          SUB ACCOUNT                                       START OF YEAR          OF YEAR           AT END OF YEAR
          -----------                                       -------------          -------           --------------
Alger American Balanced Portfolio
                         2003                                $12.500000           $14.946458          24,610.635
Alger American Leveraged AllCap Portfolio
                         2003                                $12.500000           $16.673305           2,363.993
Credit SuisseTrust-Emerging Markets Portfolio
                         2003                                $12.500000           $18.745555           4,333.749
Credit Suisse Trust-Global Post-Venture Capital Portfolio
                         2003                                $12.500000           $19.685474           1,714.196
Dreyfus I.P. MidCap Stock Portfolio
                         2003                                $12.500000           $17.897178           6,884.437
Dreyfus Socially Responsible Growth Fund, Inc.
                         2003                                $12.500000           $17.022495           2,343.832
INVESCO VIF-Utilities Fund Portfolio
                         2003                                $12.500000           $15.887461           6,680.539
Scudder 21st Century Growth Portfolio
                         2003                                $12.500000           $17.519286           7,709.398
Scudder Capital Growth Portfolio
                         2003                                $12.500000           $17.004404           6,421.929
Scudder Global Discovery Portfolio
                         2003                                $12.500000           $20.959795           3,304.089
Scudder Growth and Income Portfolio
                         2003                                $12.500000           $17.012338           9,182.397
Scudder Health Sciences Portfolio
                         2003                                $12.500000           $17.066587          11,692.806
Scudder International Portfolio
                         2003                                $12.500000           $16.725489          15,133.139
Scudder Aggressive Growth Portfolio
                         2003                                $12.500000           $19.327045           3,279.127
Scudder Blue Chip Portfolio
                         2003                                $12.500000           $16.802492          24,103.105
Scudder Contrarian Value Portfolio
                         2003                                $12.500000           $18.200872          11,078.255
Scudder Global Blue Chip Portfolio
                         2003                                $12.500000           $17.275013          12,508.550
Scudder Government Securities Portfolio
                         2003                                $12.500000           $12.630000          21,176.520
Scudder Growth Portfolio
                         2003                                $12.500000           $16.696827           6,777.908
Scudder High Income Portfolio
                         2003                                $12.500000           $16.214878          16,705.675
Scudder International Select Equity Portfolio
                         2003                                $12.500000           $17.242201          10,380.350
Scudder Fixed Income Portfolio
                         2003                                $12.500000           $13.038355          62,200.464

                                                                               PORTFOLIO SHARES

                                                            UNIT VALUE AT     UNIT VALUE AT END     NUMBER OF UNITS
          SUB ACCOUNT                                       START OF YEAR          OF YEAR           AT END OF YEAR
          -----------                                       -------------          -------           --------------
Scudder Strategic Income Portfolio
                         2003                                $12.500000           $12.699285           8,296.493
Scudder Money Market Portfolio
                         2003                                $12.500000           $12.333747         109,601.682
Scudder Small Cap Growth Portfolio
                         2003                                $12.500000           $18.562080           6,913.005
Scudder Technology Growth Portfolio
                         2003                                $12.500000           $22.597553          11,460.010
Scudder Total Return Portfolio
                         2003                                $12.500000           $15.240750          72,856.856
SVS Davis Venture Value Portfolio
                         2003                                $12.500000           $17.942923          28,434.445
SVS Dreman Financial Services Portfolio
                         2003                                $12.500000           $18.345784           9,731.648
SVS Dreman High Return Equity Portfolio
                         2003                                $12.500000           $18.839379          31,934.947
SVS Dreman Small Cap Value Portfolio
                         2003                                $12.500000           $19.014587          14,510.959
SVS Eagle Focused Large Cap Growth Portfolio
                         2003                                $12.500000           $16.970171          17,251.108
SVS Focus Value + Growth Portfolio
                         2003                                $12.500000           $18.400040           1,006.012
SVS Index 500 Portfolio
                         2003                                $12.500000           $17.572400          13,146.126
SVS INVESCO Dynamic Growth Portfolio
                         2003                                $12.500000           $19.154630           1,737.388
SVS Janus Growth And Income Portfolio
                         2003                                $12.500000           $16.567538          10,720.565
SVS Janus Growth Opportunities Portfolio
                         2003                                $12.500000           $17.198006           2,063.845
SVS MFS Strategic Value Portfolio
                         2003                                $12.500000           $18.006934          17,343.468
SVS Oak Strategic Equity Portfolio
                         2003                                $12.500000           $22.489159           5,014.259
SVS Turner MidCap Growth Portfolio
                         2003                                $12.500000           $20.353128           2,378.787
Scudder Real Estate Securities Portfolio
                         2003                                $12.500000           $15.262686          15,636.619

Units under this series of contracts were first credited under the subaccounts on September 16, 2002 except in the following instances:

      Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                                       OF

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning
(877) 391-3748.

              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004.

NYVenture III / NYWealthmark ML3 .SAI 5/04

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................................................    3
ACCUMULATION UNIT VALUE TABLES................................................................................    3
SERVICES......................................................................................................    3
  Independent Auditors........................................................................................    3
  Servicing Agent.............................................................................................    3
  Principal Underwriter.......................................................................................    3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.....................................................................  A-1

GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of Manulife USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT AUDITORS

The financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2003, and for each of the two years in the period ended December 31, 2003, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

      -     semimonthly commission statements;

      -     monthly summaries of agent production and daily transaction reports;

      -     semiannual statements for contract owners; and

      -     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

Manulife Financial Securities LLC ("MFS LLC"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MFS LLC in 2003, 2002 and MSS in 2001 were $293,120,491, $275,138,774 and $202,486,965, respectively. MFS LLC and MSS did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Years ended December 31, 2003, 2002 and 2001

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          AUDITED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                    CONTENTS

Report of Independent Auditors....................................  1

Audited Financial Statements

Balance Sheets....................................................  2
Statements of Income..............................................  3
Statements of Changes in Shareholder's Equity.....................  4
Statements of Cash Flows..........................................  5
Notes to Financial Statements.....................................  7

                         Report of Independent Auditors

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.



                                        /s/ Ernst & Young LLP

Hartford, Connecticut
March 22, 2004

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

AS AT DECEMBER 31
ASSETS ($ thousands)                                                   2003             2002
--------------------------------------------------------------     ------------     ------------
INVESTMENTS:
   Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2003 $148,170; 2002 $124,888)                  $    153,194     $    132,321
   Investment in unconsolidated affiliate                                   800              800
   Policy loans                                                          11,109            7,326
   Short-term investments                                               205,970          179,949
                                                                   ------------     ------------
TOTAL INVESTMENTS                                                  $    371,073     $    320,396
                                                                   ------------     ------------
Cash and cash equivalents                                                18,994               --
Accrued investment income                                                 8,612            5,914
Deferred acquisition costs                                              155,412          115,163
Federal income tax recoverable from affiliates                              500              500
Other assets                                                              1,283              782
Due from reinsurers                                                       6,998            7,568
Separate account assets                                               2,144,890        1,284,313
                                                                   ------------     ------------
TOTAL ASSETS                                                       $  2,707,762     $  1,734,636
                                                                   ============     ============

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)

LIABILITIES:
   Policyholder liabilities and accruals                           $    375,934     $    292,232
   Payable to affiliates                                                  5,091            3,748
   Deferred income taxes                                                 15,889            7,498
   Cash overdraft                                                            --            1,676
   Other liabilities                                                     11,171            9,269
   Separate account liabilities                                       2,144,890        1,284,313
                                                                   ------------     ------------
TOTAL LIABILITIES                                                  $  2,552,975     $  1,598,736
                                                                   ------------     ------------
SHAREHOLDER'S EQUITY:
   Common stock                                                    $      2,000     $      2,000
   Additional paid-in capital                                           113,306          113,306
   Retained earnings                                                     36,931           17,904
   Accumulated other comprehensive income                                 2,550            2,690
                                                                   ------------     ------------
TOTAL SHAREHOLDER'S EQUITY                                         $    154,787     $    135,900
                                                                   ------------     ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $  2,707,762     $  1,734,636
                                                                   ============     ============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME



FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                       2003            2002              2001
-------------------------------------------------------------     -----------     -----------      -----------
REVENUES:
     Fees from separate accounts and policyholder liabilities     $    30,440     $    24,773      $    21,457
     Premiums                                                             487             251               43
     Net investment income                                             38,973          21,020           20,415
     Net realized investment gains (losses)                             3,067          (2,151)             730
                                                                  -----------     -----------      -----------
TOTAL REVENUE                                                     $    72,967     $    43,893      $    42,645
                                                                  -----------     -----------      -----------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                             $    20,020     $    15,226      $    12,408
     Amortization of deferred acquisition costs                         9,081          12,336           10,597
     Other insurance expenses                                          15,815          13,725           20,209
                                                                  -----------     -----------      -----------
TOTAL BENEFITS AND EXPENSES                                       $    44,916     $    41,287      $    43,214
                                                                  -----------     -----------      -----------
INCOME (LOSS) BEFORE INCOME TAXES                                 $    28,051     $     2,606      $      (569)
                                                                  -----------     -----------      -----------
INCOME TAX EXPENSE (BENEFIT)                                      $     9,024     $       168      $      (600)
                                                                  -----------     -----------      -----------
NET INCOME                                                        $    19,027     $     2,438      $        31
                                                                  ===========     ===========      ===========

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                       ACCUMULATED OTHER         TOTAL
                                  COMMON           ADDITIONAL           RETAINED         COMPREHENSIVE        SHAREHOLDER'S
($ thousands)                      STOCK         PAID-IN CAPITAL        EARNINGS         INCOME (LOSS)           EQUITY
---------------------------     ------------     ---------------      ------------     -----------------      -------------
Balance, January 1, 2001        $      2,000     $        72,706      $     15,435     $            (511)     $      89,630
Comprehensive income                      --                  --                31                   864                895
                                ------------     ---------------      ------------     -----------------      -------------
BALANCE, DECEMBER 31, 2001      $      2,000     $        72,706      $     15,466     $             353      $      90,525
                                ------------     ---------------      ------------     -----------------      -------------
Capital Contribution                      --              40,600                --                    --             40,600
Comprehensive income                      --                  --             2,438                 2,337              4,775
                                ------------     ---------------      ------------     -----------------      -------------
BALANCE, DECEMBER 31, 2002      $      2,000     $       113,306      $     17,904     $           2,690      $     135,900
                                ------------     ---------------      ------------     -----------------      -------------
Comprehensive income (loss)                                                 19,027                  (140)            18,887
                                ------------     ---------------      ------------     -----------------      -------------
BALANCE, DECEMBER 31, 2003      $      2,000     $       113,306      $     36,931     $           2,550      $     154,787
                                ============     ===============      ============     =================      =============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS


FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                            2003              2002            2001
------------------------------------------------------------------     -----------      -----------      -----------
OPERATING ACTIVITIES:
   Operating cash inflows:
     Premiums                                                          $       664      $       103      $       (50)
     Fee income                                                             30,440           24,773           21,457
     Net investment income                                                  39,044           19,763           20,500
                                                                       -----------      -----------      -----------
TOTAL OPERATING CASH INFLOWS                                           $    70,148      $    44,639      $    41,907
                                                                       -----------      -----------      -----------
Operating cash outflows:
   Benefit payments                                                    $    19,438      $    14,519      $    10,535
   Insurance expenses and taxes                                             63,013           54,151           63,415
   Change in other assets and other liabilities                             (2,342)           3,193           (3,589)
                                                                       -----------      -----------      -----------
TOTAL OPERATING CASH OUTFLOWS                                          $    80,109      $    71,863      $    70,361
                                                                       -----------      -----------      -----------
NET CASH USED IN OPERATING ACTIVITIES                                 $    (9,961)     $   (27,224)     $   (28,454)
                                                                       -----------      -----------      -----------
INVESTING ACTIVITIES:
   Fixed-maturity securities sold, matured or repaid                   $    96,962      $    43,619      $   115,381
   Fixed-maturity securities purchased                                    (120,016)         (61,288)        (111,208)
   Policy loans advanced, net                                               (3,783)          (3,106)          (1,900)
   Investment in unconsolidated affiliate                                       --             (600)              --
   Short-term investments                                                  (26,472)         (45,047)         (86,396)
   Net change in receivable for undelivered securities                          --               --            6,700
                                                                       -----------      -----------      -----------
NET CASH USED IN INVESTING ACTIVITIES                                  $   (53,309)     $   (66,422)     $   (77,423)
                                                                       -----------      -----------      -----------
FINANCING ACTIVITIES:
   Net reinsurance consideration                                       $       570      $    (3,414)     $    (2,816)
   Increase (decrease) in account balances subject to reinsurance             (570)           3,414            2,816
   Deposits and interest credited to policyholder account balances         137,285          188,849          214,126
   Net transfers to separate accounts from policyholders funds             (18,172)        (114,520)         (93,597)
   Return of policyholder funds                                            (35,173)         (22,287)         (14,012)
   Capital contribution                                                         --           40,600               --
                                                                       -----------      -----------      -----------
NET CASH PROVIDED BY FINANCING ACTIVITIES                              $    83,940      $    92,642      $   106,517
                                                                       -----------      -----------      -----------
Increase (decrease) in cash and cash equivalents during the year       $    20,670      $    (1,004)     $       640
                                                                       -----------      -----------      -----------
Cash and cash equivalents at beginning of year                              (1,676)            (672)          (1,312)
                                                                       -----------      -----------      -----------
BALANCE, END OF YEAR                                                   $    18,994      $    (1,676)     $      (672)
                                                                       ===========      ===========      ===========

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                                2003             2002             2001
----------------------------------------------------------------------     -----------      -----------      -----------
RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES:

   NET INCOME                                                              $    19,027      $     2,438      $        31

   ADJUSTMENTS TO RECONCILE NET INCOME TO
   NET CASH USED IN OPERATING ACTIVITIES

     Realized (gains) losses and provisions                                     (3,067)           2,151             (730)
     Due from reinsurers                                                           570           (3,414)          (2,816)
     Policyholder liabilities                                                     (238)           1,813            1,970
     Deferred acquisition costs capitalization                                 (46,641)         (40,488)         (41,137)
     Deferred acquisition costs amortization                                     9,081           12,336           10,597
     Deferred tax provision                                                      8,467              230             (325)
     Change in other assets and other liabilities                                2,342           (3,193)           3,589
     Other, net                                                                    498              903              367
                                                                           -----------      -----------      -----------
NET CASH USED IN OPERATING ACTIVITIES                                     $    (9,961)     $   (27,224)     $   (28,454)
                                                                           -----------      -----------      -----------

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"). Prior to this, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America. ManUSA is an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI in turn is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company mainly offers and issues individual and group annuity contracts. More recently, it has begun to offer and issue more individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a non-insulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT. On October 1, 2002, ManUSA exchanged a 30% ownership interest in MSS for one common share of the Company. The end result is that the Company has a 40% ownership interest in MSS at December 31, 2003 that amounts to $800 and is accounted for using the equity method.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     b)  INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed securities included in the fixed-maturity securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     c)  CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     d)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

     e)  POLICYHOLDER LIABILITIES AND ACCRUALS

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

     f)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     g)  REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

     h)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

     i)  INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of the deferred tax asset is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realized.

     j)  NEWLY ISSUED ACCOUNTING STATEMENTS

         In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP03-1). SOP03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP03-1 on its financial statements.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY SECURITIES

         At December 31, 2003 and 2002, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                GROSS                    GROSS
                                                              UNREALIZED               UNREALIZED
AS AT DECEMBER 31                  AMORTIZED COST               GAINS                    LOSSES                  FAIR VALUE
($ thousands)                     2003        2002         2003        2002         2003         2002          2003         2002
--------------------------     ----------  ----------   ----------  ----------   ----------   ----------    ----------   ----------
U.S. government                $   21,688  $   36,596   $      653  $    2,766   $     (202)  $       --    $   22,139   $   39,362
Corporate securities              110,931      79,723        4,566       4,975         (217)        (811)      115,280       83,887
Mortgage-backed securities          1,523       2,558           46         218           --           --         1,569        2,776
Foreign governments                14,028       6,011          182         285           (4)          --        14,206        6,296
                               ----------  ----------   ----------  ----------   ----------   ----------    ----------   ----------
TOTAL FIXED-MATURITY
 SECURITIES                    $  148,170  $  124,888   $    5,447  $    8,244   $     (423)  $     (811)   $  153,194   $  132,321
                               ==========  ==========   ==========  ==========   ==========   ==========    ==========   ==========

         Proceeds from sales of fixed-maturity securities during 2003 were $67,912 (2002 $20,469; 2001 $97,631). Gross gains of $3,470 and gross losses of $452 were realized on those sales (gross gains and losses were $483 and $202 for 2002 and $871 and $222 for 2001, respectively).

         The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; (3) the Company's ability and intent to hold the security to maturity or until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and market value would be charged to operations.

         At December 31, 2003, there are 26 debt securities that have a gross unrealized loss of $423. These securities have a fair value of $57,059 at December 31, 2003. The amount of unrealized losses related to debt securities in an unrealized loss position for greater than twelve months was $87 on two securities with a fair value of $8,000 at December 31, 2003. The Company has the ability and intent to hold these debt securities until they recover or mature.

     a)  FIXED-MATURITY SECURITIES (CONTINUED)

         The contractual maturities of fixed-maturity securities at December 31, 2003 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Also, corporate requirements and investment strategies may result in the sale of investments before maturity.

($ thousands)                         AMORTIZED COST        FAIR VALUE
---------------------------------     --------------     --------------
FIXED-MATURITY SECURITIES
   One year or less                   $       54,382     $       55,839
   Greater than 1; up to 5 years              64,987             67,456
   Greater than 5; up to 10 years             17,174             17,797
   Due after 10 years                         10,104             10,533
   Mortgage-backed securities                  1,523              1,569
                                      --------------     --------------
TOTAL FIXED-MATURITY SECURITIES       $      148,170     $      153,194
                                      ==============     ==============

         Fixed-maturity securities with a fair value of $462 and $479 at December 31, 2003 and 2002, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

      b) INVESTMENT INCOME

         Income by type of investment was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                     2003              2002              2001
-------------------------     ------------      ------------      ------------
Fixed-maturity securities     $      6,100      $      5,863      $      6,305
Other invested assets               30,124            11,493             9,864
Short-term investments               3,046             3,860             4,415
                              ------------      ------------      ------------
Gross investment income             39,270            21,216            20,584
                              ------------      ------------      ------------
Investment expenses                   (297)             (196)             (169)
                              ------------      ------------      ------------
NET INVESTMENT INCOME         $     38,973      $     21,020      $     20,415
                              ============      ============      ============

         The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $29,471, $11,102, and $9,629 for the years ended December 31, 2003, 2002, and 2001, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                      2003            2002              2001
------------------------------------------     -----------      -----------      -----------
NET INCOME                                     $    19,027      $     2,438      $        31
                                               -----------      -----------      -----------
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Unrealized holding gains arising during
  the year                                           1,854              939            1,339
  Less:
  Reclassification adjustment for realized
  (losses) gains included in net income              1,994           (1,398)             475
                                               -----------      -----------      -----------
Other comprehensive income                            (140)           2,337              864
                                               -----------      -----------      -----------
COMPREHENSIVE INCOME                           $    18,887      $     4,775      $       895
                                               ===========      ===========      ===========

         Other comprehensive income is reported net of income tax (benefit) expense of ($75), $1,259, and $202 for 2003, 2002 and 2001, respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                2003             2002             2001
-------------------------------------     -----------      -----------      -----------
Balance at January 1                      $   115,163      $    88,825      $    59,605
Capitalization                                 46,641           40,488           41,137
Amortization                                   (9,081)         (12,336)         (10,597)
Effect of net unrealized gains
     on securities available-for-sale           2,689           (1,814)          (1,320)
                                          -----------      -----------      -----------
BALANCE AT DECEMBER 31                    $   155,412      $   115,163      $    88,825
                                          ===========      ===========      ===========

6.       INCOME TAXES

         The components of income tax expense (benefit) were as follows:


FOR  THE YEARS ENDED DECEMBER 31
($ thousands)                            2003            2002              2001
--------------------------------      -----------     -----------      -----------
Current expense (benefit)             $       220     $       (62)     $      (275)
Deferred expense (benefit)                  8,804             230             (325)
                                      -----------     -----------      -----------
TOTAL EXPENSE (BENEFIT)               $     9,024     $       168      $      (600)
                                      ===========     ===========      ===========

         Total expenses differ from the statutory rate due principally to the dividends received deduction. The tax benefit resulting from the dividends received deduction was $800, $759, and $420 for the years ended December 31, 2003, 2002 and 2001, respectively.

         Components of the Company's net deferred tax liability are as follows:

AS AT DECEMBER 31
($ thousands)                                                2003              2002
----------------------------------------------------     ------------      ------------
DEFERRED TAX ASSETS:
   Reserves                                              $      7,236      $      5,822
   Net operating loss carryforwards                            13,741            17,700
   Investments                                                    881               881
                                                         ------------      ------------
Net deferred tax assets                                        21,858            24,403
                                                         ------------      ------------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                                 (32,514)          (26,471)
   Unrealized gains on securities available-for-sale           (1,373)           (1,449)
   Other                                                       (3,860)           (3,981)
                                                         ------------      ------------
Total deferred tax liabilities                                (37,747)          (31,901)
                                                         ------------      ------------
NET DEFERRED TAX LIABILITY                               $    (15,889)     $     (7,498)
                                                         ============      ============

         For 2003, the Company will file a separate federal and State of New York return. Prior to 2002, the Company filed a consolidated tax return with the Manufacturers Life Insurance Company of North America. A tax sharing agreement set forth the manner in which each company's provision (benefit) was computed as if it filed a separate tax return. The tax charge to each of the respective companies was not more than that company would have paid on a separate return basis.

         The Company paid an installment of $153 for 2003. For 2002, the Company received a refund of $1,009. For 2001, there was neither a refund nor a payment made in regards to income taxes.

         At December 31, 2003, the Company has operating loss carryforwards of $39,261 that begin to expire in 2015. The Company believes that it will realize the full benefit of its deferred tax assets.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

AS AT DECEMBER 31
($ thousands)                                    2003           2002
-----------------------------------------     ----------     ----------
AUTHORIZED:
    3,000,000 Common shares, par value $1             --             --
ISSUED AND OUTSTANDING:
    2,000,001 Common shares                   $    2,000     $    2,000
                                              ==========     ==========

         By a certificate of amendment dated September 19, 2002 and approved by the New York Superintendent of Insurance on September 23, 2002, the Company amended its charter to increase the number of authorized shares of capital stock from 2 million at one dollar par value to 3 million at one dollar par value.

         On July 31, 2002 and by resolution of the Executive Committee of ManUSA's Board of Directors dated July 25, 2002, ManUSA contributed $40,000 in capital to the Company.

         The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. The aggregate statutory capital and surplus of the Company at December 31, 2003 was $52,155 (2002, $51,678). The aggregate statutory net income of the Company for the year ended 2003 was $2,401 (net loss for 2002, $25,919; 2001, $25,602, respectively). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

8.       REINSURANCE

         At December 31, 2003, the Company had treaties with eighteen reinsurers, sixteen unaffiliated and two affiliated. The per policy life risk retained by the Company is 10% of policy, up to a maximum of $100. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. In 2003, there were five recoveries accrued under these agreements totaling a recovery of $945 on $1,359 of death claims; of which a recovery of $824 on a $1,000 death claim relates to an affiliated reinsurer.

         At December 31, 2003, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $1,541 and $1,095 in reinsurance premiums for the years ended December 31, 2003 and 2002, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

         Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

9.       RELATED PARTY TRANSACTIONS

         The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an administrative services agreement effective for 2001 and beyond, all intercompany services, except for investment services, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly by MLI. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2003, 2002, and 2001, the Company was billed administrative and investment service expenses of $21,860, $18,380 and $17,857, respectively, from the MLI group of affiliated companies. At December 31, 2003 and 2002, the Company had a net liability to the MLI group of affiliated companies of $4,246 and $3,296, respectively, for services provided.

         Effective January 1, 2002, Manulife Financial Services, LLC, a wholly owned subsidiary of ManUSA, became the exclusive distributor of all contracts issued by the Company. Prior to 2002, MSS was the exclusive distributor. For the years ended December 31, 2003, 2002, and 2001, the Company was billed underwriting commissions of $38,351, $27,615, and $31,981 respectively. The Company had a net liability for services provided of $844 and $452 at December 31, 2003 and 2002, respectively. In addition, the Company had a receivable from MSS relating to distributions of $2,940 and $1,900, which were included in accrued investment income at December 31, 2003 and 2002, respectively.

10.      EMPLOYEE BENEFITS

     a)  RETIREMENT PLAN

         The Company participates in a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"), which is sponsored by the Company's parent ManUSA. Effective January 1, 2002, Manulife Wood Logan employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

         The Plan provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the plan participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available, including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for plan participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity yields plus 0.25%, but no less than 5.25% per year.

         Actuarial valuations of projected plan benefit obligations are based on projected salaries, an assumed discount rate, best estimates of investment yields on plan assets, mortality of plan participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses outside of a corridor are amortized into the income of the sponsor over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2003, the projected and accumulated benefit obligation to the participants of the Plan was $76,403 (2002, $66,489), and $67,247 (2002, $61,277), respectively, which was based on an assumed interest rate of 6.00% (2002, 6.75%). The fair value of the Plan assets totaled $70,643 (2002, $60,556).

     b)  401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

     c)  POSTRETIREMENT BENEFIT PLAN

         In addition to the above plans, the Company participates in a postretirement benefit plan that is sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement, with a maximum of $150. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor ManUSA. This plan is unfunded.

         Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                             2003                          2002
                                 ---------------------------     ---------------------------
                                   CARRYING         FAIR          CARRYING          FAIR
                                    VALUE           VALUE           VALUE           VALUE
                                 -----------     -----------     -----------     -----------
Assets:
Fixed-maturity securities        $   153,194     $   153,194     $   132,321     $   132,321
Policy loans                          11,109          11,109           7,326           7,326
Short-term investments               205,970         205,970         179,949         179,949
Cash                                  18,994          18,994              --              --
Separate account assets            2,144,890       2,144,890       1,284,313       1,284,313

Liabilities:
Policyholder liabilities and
  accruals                       $   375,934     $   357,787     $   292,232     $   274,106
Cash overdraft                            --              --           1,676           1,676
Separate account liabilities       2,144,890       2,144,890       1,284,313       1,284,313

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investments and Cash: Carrying values approximate fair values.

         Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the net cash surrender value or the cost the Company would incur to extinguish the liability.

12.      LEASES

         The Company leases office space under various operating lease agreements, which will expire between 2004 and 2005. For the years ended December 31, 2003, 2002 and 2001, the Company incurred rent expense of $244, $282 and $311, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

YEAR ENDED              MINIMUM LEASE PAYMENTS
----------              ----------------------
    2004                         $184
    2005                          110
                                 ----

TOTAL                            $294
                                 ====

13.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

14.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York Separate Account A

Years ended December 31, 2003 and 2002

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors............................................................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................................................   4
Statements of Operations and Changes in Contract Owners' Equity...........................................   9
Notes to Financial Statements.............................................................................  82

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Quantitative Equity--Class A, Quantitative Equity--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, Balanced--Class A, Balanced--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap--Class A, U.S. Large Cap--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Global Allocation--Class A, Global Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Internet Technologies--Class A, Internet Technologies--Class B, International Index--Class A, International Index--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital Appreciation--Class A, Capital Appreciation--Class B, Telecommunications--Class A, Telecommunications--Class B, Health Sciences--Class A, Health Sciences--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, Mid Cap Opportunities--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A, Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic

Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Strategic Value--Class A, Strategic Value--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A, Fundamental Value--Class B, Emerging Growth--Class B, Natural Resources--Class B, Mid Cap Core--Class B, Quantitative All Cap--Class B, Large Cap Value--Class B, Small Cap Opportunities--Class B, Special Value--Class B, Real Return Bond--Class B, American International--Class B, American Growth--Class B, American Blue-Chip Income & Growth--Class B, American Growth-Income--Class B, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Fixed Income--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Scudder Real Estate--Class B, Scudder Strategic Income--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Growth Fund--Class B, Dreyfus IP Midcap Stock--Class B and Invesco Utilities--Class B sub-accounts) as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2003, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]

Hartford, Connecticut
March 22, 2004

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2003

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Strategic Opportunities Portfolio--Class A-- 3,605,190 shares (cost $58,037,914)                      $ 35,114,546
       Strategic Opportunities Portfolio--Class B-- 133,096 shares (cost $1,148,025)                            1,292,365
       Investment Quality Bond Portfolio--Class A-- 1,557,230 shares (cost $18,447,953)                        19,589,950
       Investment Quality Bond Portfolio--Class B-- 522,864 shares (cost $6,437,794)                            6,561,941
       Growth & Income Portfolio--Class A-- 4,834,894 shares (cost $130,177,437)                              105,352,339
       Growth & Income Portfolio--Class B-- 564,851 shares (cost $10,370,245)                                  12,268,573
       Blue Chip Growth Portfolio--Class A-- 4,135,508 shares (cost $75,047,476)                               64,017,666
       Blue Chip Growth Portfolio--Class B-- 581,671 shares (cost $7,571,281)                                   8,975,191
       Money Market Portfolio--Class A-- 4,023,660 shares (cost $40,236,605)                                   40,236,605
       Money Market Portfolio--Class B-- 1,924,495 shares (cost $19,244,952)                                   19,244,952
       Global Equity Portfolio--Class A-- 1,982,607 shares (cost $31,657,875)                                  25,991,982
       Global Equity Portfolio--Class B-- 82,900 shares (cost $929,623)                                         1,083,508
       Global Bond Portfolio--Class A-- 507,814 shares (cost $6,765,704)                                        7,789,870
       Global Bond Portfolio--Class B-- 337,472 shares (cost $4,818,222)                                        5,159,954
       U.S. Government Securities Portfolio--Class A-- 2,477,297 shares (cost $34,384,276)                     34,706,928
       U.S. Government Securities Portfolio--Class B-- 1,165,124 shares (cost $16,239,537)                     16,276,783
       Diversified Bond Portfolio--Class A-- 1,346,240 shares (cost $14,042,936)                               14,620,167
       Diversified Bond Portfolio--Class B-- 475,626 shares (cost $5,108,700)                                   5,155,780
       Income & Value Portfolio--Class A-- 2,179,232 shares (cost $23,312,159)                                 22,555,046
       Income & Value Portfolio--Class B-- 543,540 shares (cost $4,902,050)                                     5,603,896
       Large Cap Growth Portfolio--Class A-- 2,133,438 shares (cost $22,858,736)                               20,288,998
       Large Cap Growth Portfolio--Class B-- 1,035,157 shares (cost $8,338,465)                                 9,813,285
       Equity-Income Portfolio--Class A-- 4,779,883 shares (cost $72,536,937)                                  72,749,822
       Equity-Income Portfolio--Class B-- 1,063,902 shares (cost $13,792,117)                                  16,139,401
       Strategic Bond Portfolio--Class A-- 2,021,763 shares (cost $21,635,419)                                 23,715,277
       Strategic Bond Portfolio--Class B-- 490,944 shares (cost $5,500,495)                                     5,739,131
       Overseas Portfolio--Class A-- 1,327,083 shares (cost $12,564,533)                                       12,700,188
       Overseas Portfolio--Class B-- 159,654 shares (cost $1,239,627)                                           1,524,692
       All Cap Core Portfolio--Class A-- 977,313 shares (cost $18,756,712)                                     13,408,729
       All Cap Core Portfolio--Class B-- 39,213 shares (cost $458,508)                                            536,830
       All Cap Growth Portfolio--Class A-- 1,803,793 shares (cost $33,027,753)                                 25,992,661
       All Cap Growth Portfolio--Class B-- 283,881 shares (cost $3,485,049)                                     4,079,370
       International Small Cap Portfolio--Class A-- 494,769 shares (cost $6,239,240)                            7,213,726
       International Small Cap Portfolio--Class B-- 132,660 shares (cost $1,639,348)                            1,931,533
       Pacific Rim Emerging Markets Portfolio--Class A-- 298,246 shares (cost $2,148,896)                       2,433,688
       Pacific Rim Emerging Markets Portfolio--Class B-- 151,841 shares (cost $1,111,779)                       1,235,984
       Science & Technology Portfolio--Class A-- 2,096,598 shares (cost $41,592,005)                           23,964,120
       Science & Technology Portfolio--Class B-- 460,674 shares (cost $4,478,716)                               5,260,900
       Emerging Small Company Portfolio--Class A-- 311,988 shares (cost $8,973,859)                             8,043,045
       Emerging Small Company Portfolio--Class B-- 113,569 shares (cost $2,414,752)                             2,921,006
       Aggressive Growth Portfolio--Class A--1,052,307 shares (cost $13,952,109)                               13,974,640
       Aggressive Growth Portfolio--Class B-- 271,319 shares (cost $3,117,055)                                  3,594,977

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       International Stock Portfolio--Class A-- 458,217 shares (cost $4,562,496)                               $   4,440,119
       International Stock Portfolio--Class B-- 90,348 shares (cost $711,662)                                        874,569
       Quantitative Equity Portfolio--Class A-- 406,110 shares (cost $7,479,740)                                   6,172,877
       Quantitative Equity Portfolio--Class B-- 23,355 shares (cost $299,715)                                        353,828
       Value Portfolio--Class A-- 754,160 shares (cost $11,975,610)                                               12,888,596
       Value Portfolio--Class B-- 95,176 shares (cost $1,306,892)                                                  1,621,807
       Real Estate Securities Portfolio--Class A-- 391,794 shares (cost $6,601,830)                                8,168,909
       Real Estate Securities Portfolio--Class B-- 247,667 shares (cost $4,200,171)                                5,149,003
       Balanced Portfolio--Class A-- 351,260 shares (cost $4,559,078)                                              4,443,443
       Balanced Portfolio--Class B--73,809 shares (cost $856,613)                                                    930,737
       High Yield Portfolio--Class A-- 1,817,273 shares (cost $16,547,089)                                        18,081,871
       High Yield Portfolio--Class B-- 1,355,830 shares (cost $12,655,972)                                        13,436,271
       Lifestyle Aggressive 1000 Portfolio--Class A-- 477,203 shares (cost $5,106,070)                             5,215,830
       Lifestyle Aggressive 1000 Portfolio--Class B-- 2,211,068 shares (cost $21,051,350)                         24,166,972
       Lifestyle Growth 820 Portfolio--Class A-- 2,520,090 shares (cost $29,551,425)                              29,888,266
       Lifestyle Growth 820 Portfolio--Class B-- 4,009,167 shares (cost $41,073,815)                              47,508,632
       Lifestyle Balanced 640 Portfolio--Class A-- 3,927,603 shares (cost $46,523,099)                            48,820,104
       Lifestyle Balanced 640 Portfolio--Class B-- 5,313,718 shares (cost $58,481,640)                            66,049,509
       Lifestyle Moderate 460 Portfolio--Class A-- 2,050,669 shares (cost $24,702,003)                            26,228,051
       Lifestyle Moderate 460 Portfolio--Class B-- 2,112,806 shares (cost $24,970,514)                            27,022,789
       Lifestyle Conservative 280 Portfolio--Class A-- 1,398,145 shares (cost $17,682,306)                        19,070,694
       Lifestyle Conservative 280 Portfolio--Class B-- 1,465,007 shares (cost $18,982,847)                        19,982,698
       Small Company Value Portfolio--Class A-- 747,148 shares (cost $10,652,238)                                 12,806,114
       Small Company Value Portfolio--Class B-- 661,034 shares (cost $9,408,503)                                  11,303,684
       International Value Portfolio--Class A-- 434,788 shares (cost $4,401,246)                                   5,360,940
       International Value Portfolio--Class B-- 624,459 shares (cost $5,868,617)                                   7,674,605
       Small Company Blend Portfolio--Class A-- 459,997 shares (cost $4,729,929)                                   5,243,964
       Small Company Blend Portfolio--Class B-- 352,461 shares (cost $3,233,449)                                   4,011,004
       Total Return Portfolio--Class A-- 3,295,685 shares (cost $45,934,420)                                      46,831,681
       Total Return Portfolio--Class B-- 2,352,711 shares (cost $33,225,006)                                      33,337,919
       U.S. Large Cap Portfolio--Class A-- 1,112,706 shares (cost $13,169,775)                                    14,287,142
       U.S. Large Cap Portfolio--Class B-- 833,471 shares (cost $8,572,645)                                       10,660,089
       Mid Cap Stock Portfolio--Class A-- 665,348 shares (cost $6,705,678)                                         7,897,684
       Mid Cap Stock Portfolio--Class B-- 588,465 shares (cost $5,991,455)                                         6,967,426
       Global Allocation Portfolio--Class A-- 381,520 shares (cost $3,811,014)                                     3,700,746
       Global Allocation Portfolio--Class B-- 164,360 shares (cost $1,368,046)                                     1,591,007
       Dynamic Growth Portfolio--Class A-- 1,351,454 shares (cost $5,949,808)                                      5,946,398
       Dynamic Growth Portfolio--Class B-- 733,328 shares (cost $2,718,956)                                        3,219,309
       International Index Portfolio--Class A-- 98,291 shares (cost $782,698)                                        892,483
       International Index Portfolio--Class B-- 123,552 shares (cost $950,664)                                     1,121,854
       Total Stock Market Index Portfolio--Class A-- 171,997 shares (cost $1,483,440)                              1,713,087
       Total Stock Market Index Portfolio--Class B-- 417,861 shares (cost $3,722,450)                              4,149,359
       500 Index Portfolio--Class A-- 1,052,557 shares (cost $8,558,778)                                          10,136,124
       500 Index Portfolio--Class B-- 1,298,518 shares (cost $10,777,483)                                         12,452,785

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Mid Cap Index Portfolio--Class A-- 142,380 shares (cost $1,712,239)                                     $   2,073,056
       Mid Cap Index Portfolio--Class B-- 257,227 shares (cost $3,159,174)                                         3,734,931
       Small Cap Index Portfolio--Class A-- 138,710 shares (cost $1,618,522)                                       1,775,486
       Small Cap Index Portfolio--Class B-- 271,836 shares (cost $3,178,975)                                       3,468,629
       Capital Appreciation Portfolio--Class A-- 162,589 shares (cost $1,242,314)                                  1,307,213
       Capital Appreciation Portfolio--Class B-- 258,686 shares (cost $1,780,379)                                  2,074,659
       Health Sciences Portfolio--Class A-- 308,536 shares (cost $3,607,016)                                       4,131,295
       Health Sciences Portfolio--Class B-- 278,611 shares (cost $3,259,739)                                       3,722,245
       Financial Services Portfolio--Class A-- 227,865 shares (cost $2,495,054)                                    2,900,715
       Financial Services Portfolio--Class B-- 213,180 shares (cost $2,305,437)                                    2,705,259
       Quantitative Mid Cap Portfolio--Class A-- 42,627 shares (cost $378,091)                                       465,917
       Quantitative Mid Cap Portfolio--Class B-- 47,654 shares (cost $445,842)                                       519,431
       Strategic Growth Portfolio--Class A-- 196,866 shares (cost $1,825,696)                                      1,980,476
       Strategic Growth Portfolio--Class B-- 405,652 shares (cost $3,489,255)                                      4,072,745
       All Cap Value Portfolio--Class A-- 207,737 shares (cost $2,169,609)                                         2,613,330
       All Cap Value Portfolio--Class B-- 354,937 shares (cost $3,738,902)                                         4,450,912
       Strategic Value Portfolio--Class A-- 166,159 shares (cost $1,555,211)                                       1,666,570
       Strategic Value Portfolio--Class B-- 198,285 shares (cost $1,773,587)                                       1,982,849
       Utilities Portfolio--Class A-- 207,971 shares (cost $1,678,154)                                             1,961,163
       Utilities Portfolio--Class B-- 120,659 shares (cost $969,707)                                               1,132,987
       Mid Cap Value Portfolio--Class A-- 573,804 shares (cost $7,334,071)                                         8,406,223
       Mid Cap Value Portfolio--Class B-- 840,927 shares (cost $10,221,451)                                       12,294,350
       Fundamental Value Portfolio--Class A-- 687,376 shares (cost $7,556,874)                                     8,736,554
       Fundamental Value Portfolio--Class B-- 727,097 shares (cost $7,537,800)                                     9,219,586
       Emerging Growth Portfolio--Class B-- 23,032 shares (cost $363,154)                                            362,287
       Natural Resources Portfolio--Class B-- 81,428 shares (cost $1,256,335)                                      1,464,070
       Mid Cap Core Portfolio--Class B-- 137,553 shares (cost $1,944,956)                                          2,104,564
       Quantitative All Cap Portfolio--Class B-- 6,080 shares (cost $84,399)                                          91,501
       Large Cap Value Portfolio--Class B-- 27,992 shares (cost $426,815)                                            437,796
       Small Cap Opportunities Portfolio--Class B-- 39,005 shares (cost $597,351)                                    681,815
       Special Value Portfolio--Class B-- 7,022 shares (cost $104,493)                                               110,945
       Real Return Bond Portfolio--Class B-- 323,091 shares (cost $4,120,292)                                      4,232,489
       American International Portfolio--Class B-- 208,515 shares (cost $3,173,986)                                3,473,863
       American Growth Portfolio--Class B-- 871,737 shares (cost $12,464,858)                                     13,433,461
       American Blue-Chip Income & Growth Portfolio--Class B-- 521,951 shares (cost $7,349,948)                    8,058,925
       American Growth-Income Portfolio--Class B-- 602,982 shares (cost $8,618,498)                                9,364,312

     Sub-accounts held by Scudder Variable Series Trust:
       Scudder 21st Century Growth Portfolio--Class B-- 89,616 shares (cost $400,140)                                422,989
       Scudder Capital Growth Portfolio--Class B-- 52,221 shares (cost $715,971)                                     758,256
       Scudder Global Discovery Portfolio--Class B-- 39,999 shares (cost $372,138)                                   409,989
       Scudder Growth & Income Portfolio--Class B-- 114,157 shares (cost $907,418)                                   966,910
       Scudder Health Sciences Portfolio--Class B-- 108,669 shares (cost $1,102,744)                               1,185,576

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Scudder International Portfolio--Class B-- 149,094 shares (cost $1,122,492)                             $   1,228,531
       Scudder Aggressive Growth Portfolio--Class B-- 76,256 shares (cost $681,915)                                  718,333
       Scudder Blue Chip Portfolio--Class B-- 147,716 shares (cost $1,603,137)                                     1,743,045
       Scudder Contarian Value Portfolio--Class B-- 107,926 shares (cost $1,445,700)                               1,570,328
       Scudder Global Blue Chip Portfolio--Class B-- 57,679 shares (cost $543,389)                                   598,704
       Scudder Government Securities Portfolio--Class B-- 200,653 shares (cost $2,480,801)                         2,510,169
       Scudder Growth Portfolio--Class B-- 21,426 shares (cost $380,531)                                             394,873
       Scudder High Income Portfolio--Class B-- 228,801 shares (cost $1,826,830)                                   1,924,213
       Scudder International Select Equity Portfolio--Class B-- 72,318 shares (cost $663,122)                        734,032
       Scudder Fixed Income Portfolio--Class B-- 244,388 shares (cost $2,925,664)                                  2,966,876
       Scudder Money Market Portfolio--Class B-- 4,022,541 shares (cost $4,022,541)                                4,022,541
       Scudder Small Cap Growth Portfolio--Class B-- 127,691 shares (cost $1,374,398)                              1,441,627
       Scudder Technology Growth Portfolio--Class B-- 106,954 shares (cost $874,003)                                 941,199
       Scudder Total Return Portfolio--Class B-- 115,050 shares (cost $2,321,817)                                  2,445,965
       Scudder Davis Venture Value Portfolio--Class B-- 239,557 shares (cost $2,262,971)                           2,465,042
       Scudder Dreman Financial Services Portfolio--Class B-- 61,633 shares (cost $690,386)                          758,708
       Scudder Dreman High Return Equity Portfolio--Class B-- 270,588 shares (cost $2,780,542)                     3,046,818
       Scudder Dreman Small Cap Value Portfolio--Class B-- 107,273 shares (cost $1,540,755)                        1,719,589
       Scudder Eagle Focused Large Cap Growth Portfolio--Class B-- 141,858 shares (cost $1,138,961)                1,218,562
       Scudder Focus Value & Growth Portfolio--Class B-- 19,194 shares (cost $218,173)                               242,804
       Scudder Index 500 Portfolio--Class B-- 342,874 shares (cost $2,656,420)                                     2,852,710
       Scudder Invesco Dynamic Growth Portfolio--Class B-- 30,818 shares (cost $228,556)                             253,013
       Scudder Janus Growth & Income Portfolio--Class B-- 107,056 shares (cost $871,580)                             946,372
       Scudder Janus Growth Opportunities Portfolio--Class B-- 40,034 shares (cost $255,886)                         275,431
       Scudder MFS Strategic Value Portfolio--Class B-- 114,284 shares (cost $1,087,861)                           1,167,980
       Scudder Oak Strategic Equity Portfolio--Class B-- 112,941 shares (cost $715,715)                              771,384
       Scudder Turner Mid Cap Growth Portfolio--Class B-- 91,647 shares (cost $738,461)                              810,157
       Scudder Real Estate Portfolio--Class B-- 131,380 shares (cost $1,532,504)                                   1,654,071
       Scudder Strategic Income Portfolio--Class B-- 76,451 shares (cost $883,461)                                   900,592

     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio--Class B-- 150,995 shares (cost $1,918,986)                               2,014,271
       Alger American Leveraged All Cap Portfolio--Class B-- 19,593 shares (cost $511,816)                           547,832

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio--Class B-- 48,329 shares (cost $467,237)                             513,741
       Credit Suisse Global Post Venture Capital Portfolio--Class B-- 18,050 shares (cost $159,729)                  170,572

     Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio--Class B-- 6,693 shares (cost $148,297)                    158,559
       Dreyfus IP Midcap Stock Portfolio--Class B-- 146,092 shares (cost $2,154,726)                               2,305,327

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio--Class B-- 36,976 shares (cost $447,272)                             $           479,215
                                                                                                        -------------------

Total assets                                                                                            $     1,514,150,539
                                                                                                        ===================

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                              $     1,513,782,098
Annuity reserves                                                                                                    368,441
                                                                                                        -------------------

Total contract owners' equity                                                                           $     1,514,150,539
                                                                                                        ===================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                          SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  STRATEGIC OPPORTUNITIES--A        STRATEGIC OPPORTUNITIES--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    469,074           685,473            10,346               903
                                                ------------------------------------------------------------------

Net investment income (loss)                        (469,074)         (685,473)          (10,346)             (903)

Net realized gain (loss)                          (6,528,403)      (14,027,167)           (1,455)           (3,286)
Unrealized appreciation (depreciation)
    during the period                             13,985,481        (9,745,581)          176,584           (32,244)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        6,988,004       (24,458,221)          164,783           (36,433)

Changes from principal transactions:
       Purchase payments                             179,213           724,942           806,177           167,433
       Transfers between sub-accounts
           and the Company                        (1,681,278)       (3,415,237)          208,136            22,650
       Withdrawals                                (2,754,768)       (5,797,442)          (39,893)              (65)
       Annual contract fee                           (25,929)          (33,729)             (423)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (4,282,762)       (8,521,466)          973,997           190,018
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        2,705,242       (32,979,687)        1,138,780           153,585

Contract owners' equity at
    beginning of period                           32,409,304        65,388,991           153,585                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 35,114,546      $ 32,409,304      $  1,292,365      $    153,585
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  INVESTMENT QUALITY BOND--A        INVESTMENT QUALITY BOND--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003              2002              2003               2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  1,159,283      $  1,059,540      $    206,853      $      3,038

Expenses:
    Mortality and expense risk
       and administrative charges                    334,335           323,087            79,904            10,446
                                                ------------------------------------------------------------------

Net investment income (loss)                         824,948           736,453           126,949            (7,408)

Net realized gain (loss)                             416,190            86,146            38,964             6,385
Unrealized appreciation (depreciation)
    during the period                                (24,631)          895,197            49,701            74,446
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        1,216,507         1,717,796           215,614            73,423

Changes from principal transactions:
       Purchase payments                             320,383           855,933         3,210,801         1,643,574
       Transfers between sub-accounts
           and the Company                        (2,034,136)        5,490,486           834,091           782,196
       Withdrawals                                (3,435,643)       (2,236,924)         (161,295)          (34,893)
       Annual contract fee                            (9,977)           (8,473)           (1,570)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (5,159,373)        4,101,022         3,882,027         2,390,877
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       (3,942,866)        5,818,818         4,097,641         2,464,300

Contract owners' equity at
    beginning of period                           23,532,816        17,713,998         2,464,300                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 19,589,950      $ 23,532,816      $  6,561,941      $  2,464,300
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                       GROWTH & INCOME--A                 GROWTH & INCOME--B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003                2002              2003                2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $     970,746      $   5,692,856      $      60,330      $       1,670

Expenses:
    Mortality and expense risk
       and administrative charges                   1,413,436          1,779,662            121,268             12,357
                                                ----------------------------------------------------------------------

Net investment income (loss)                         (442,690)         3,913,194            (60,938)           (10,687)

Net realized gain (loss)                           (7,541,087)       (10,852,950)            21,449            (34,456)
Unrealized appreciation (depreciation)
    during the period                              29,514,980        (31,818,363)         1,972,136            (73,808)
                                                ----------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        21,531,203        (38,758,119)         1,932,647           (118,951)

Changes from principal transactions:
       Purchase payments                              787,686          2,971,540          6,112,046          1,551,726
       Transfers between sub-accounts
           and the Company                         (4,182,006)        (9,232,012)         1,896,756          1,090,972
       Withdrawals                                 (8,461,767)       (14,135,512)          (163,019)           (27,781)
       Annual contract fee                            (68,625)           (76,080)            (5,823)                 0
                                                ----------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (11,924,712)       (20,472,064)         7,839,960          2,614,917
                                                ----------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         9,606,491        (59,230,183)         9,772,607          2,495,966

Contract owners' equity at
    beginning of period                            95,745,848        154,976,031          2,495,966                  0
                                                ----------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 105,352,339      $  95,745,848      $  12,268,573      $   2,495,966
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     BLUE CHIP GROWTH--A                BLUE CHIP GROWTH--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002             2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $     26,159      $          0      $      5,773      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    861,852         1,052,493            87,742             8,246
                                                ------------------------------------------------------------------

Net investment income (loss)                        (835,693)       (1,052,493)          (81,969)           (8,246)

Net realized gain (loss)                          (4,130,662)       (5,987,696)           37,782           (16,720)
Unrealized appreciation (depreciation)
    during the period                             19,189,895       (15,390,618)        1,457,762           (53,852)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations       14,223,540       (22,430,807)        1,413,575           (78,818)

Changes from principal transactions:
       Purchase payments                             729,976         1,921,107         4,961,896         1,264,991
       Transfers between sub-accounts
           and the Company                        (3,266,781)       (4,817,400)        1,137,001           499,824
       Withdrawals                                (5,256,258)       (6,481,792)         (214,888)           (5,428)
       Annual contract fee                           (41,895)          (45,760)           (2,962)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (7,834,958)       (9,423,845)        5,881,047         1,759,387
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        6,388,582       (31,854,652)        7,294,622         1,680,569

Contract owners' equity at
    beginning of period                           57,629,084        89,483,736         1,680,569                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 64,017,666      $ 57,629,084      $  8,975,191      $  1,680,569
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       MONEY MARKET--A                     MONEY MARKET--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                   2003                2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    332,362      $    942,271      $     70,496      $     35,030

Expenses:
    Mortality and expense risk
       and administrative charges                    866,620         1,251,148           311,904            66,320
                                                ------------------------------------------------------------------

Net investment income (loss)                        (534,258)         (308,877)         (241,408)          (31,290)

Net realized gain (loss)                                 (26)             (380)            3,325               294
Unrealized appreciation (depreciation)
    during the period                                      0                 0                 0                 0
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations         (534,284)         (309,257)         (238,083)          (30,996)

Changes from principal transactions:
       Purchase payments                             968,692        10,042,618        37,734,238        19,177,486
       Transfers between sub-accounts
           and the Company                       (17,079,913)       18,484,039       (27,371,520)       (4,432,270)
       Withdrawals                               (14,504,466)      (26,764,930)       (2,913,575)       (2,674,940)
       Annual contract fee                           (30,647)          (32,435)           (5,388)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (30,646,334)        1,729,292         7,443,755        12,070,276
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      (31,180,618)        1,420,035         7,205,672        12,039,280

Contract owners' equity at
    beginning of period                           71,417,223        69,997,188        12,039,280                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 40,236,605      $ 71,417,223      $ 19,244,952      $ 12,039,280
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       GLOBAL EQUITY--A                 GLOBAL EQUITY--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002             2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    221,126      $    419,523      $      3,822      $         29

Expenses:
    Mortality and expense risk
       and administrative charges                    343,778           430,684            10,472             1,761
                                                ------------------------------------------------------------------

Net investment income (loss)                        (122,652)          (11,161)           (6,650)           (1,732)

Net realized gain (loss)                          (3,297,225)       (5,210,603)            1,155           (19,003)
Unrealized appreciation (depreciation)
    during the period                              8,905,733        (1,865,828)          166,195           (12,310)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        5,485,856        (7,087,592)          160,700           (33,045)

Changes from principal transactions:
       Purchase payments                             155,922           570,130           639,687           190,733
       Transfers between sub-accounts
           and the Company                        (1,939,732)       (1,944,034)           48,586            92,536
       Withdrawals                                (2,311,087)       (3,197,982)          (14,804)             (658)
       Annual contract fee                           (16,876)          (19,236)             (227)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (4,111,773)       (4,591,122)          673,242           282,611
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,374,083       (11,678,714)          833,942           249,566

Contract owners' equity at
    beginning of period                           24,617,899        36,296,613           249,566                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 25,991,982      $ 24,617,899      $  1,083,508      $    249,566
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                --------------------------------------------------------------
                                                       GLOBAL BOND--A                   GLOBAL BOND--B (1)
                                                --------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2003              2002             2003             2002
                                                --------------------------------------------------------------
Income:
   Dividends                                    $   337,988      $         0      $   123,380      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   125,477          101,413           57,448            6,848
                                                --------------------------------------------------------------

Net investment income (loss)                        212,511         (101,413)          65,932           (6,848)

Net realized gain (loss)                            652,396          455,149          117,918            7,216
Unrealized appreciation (depreciation)
    during the period                               142,675          780,819          264,866           76,866
                                                --------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations       1,007,582        1,134,555          448,716           77,234

Changes from principal transactions:
       Purchase payments                             71,631          169,487        2,838,323        1,059,345
       Transfers between sub-accounts
           and the Company                       (1,434,134)       3,582,181          593,485          247,357
       Withdrawals                               (1,071,253)        (643,045)         (98,581)          (4,519)
       Annual contract fee                           (5,334)          (4,016)          (1,406)               0
                                                --------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (2,439,090)       3,104,607        3,331,821        1,302,183
                                                --------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      (1,431,508)       4,239,162        3,780,537        1,379,417

Contract owners' equity at
    beginning of period                           9,221,378        4,982,216        1,379,417                0
                                                --------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 7,789,870      $ 9,221,378      $ 5,159,954      $ 1,379,417
                                                ==============================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                 U.S. GOVERNMENT SECURITIES--A    U.S. GOVERNMENT SECURITIES--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003               2002            2003               2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  1,503,116      $  1,229,032      $    327,553      $      3,036

Expenses:
    Mortality and expense risk
       and administrative charges                    663,534           595,431           207,950            26,956
                                                ------------------------------------------------------------------

Net investment income (loss)                         839,582           633,601           119,603           (23,920)

Net realized gain (loss)                             674,720           377,731           (97,501)           30,189
Unrealized appreciation (depreciation)
    during the period                             (1,503,983)        1,403,315           (42,878)           80,124
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations           10,319         2,414,647           (20,776)           86,393

Changes from principal transactions:
       Purchase payments                             470,307         1,781,195        12,446,275         3,919,764
       Transfers between sub-accounts
           and the Company                        (7,743,864)       21,814,791          (702,770)        1,033,643
       Withdrawals                                (5,862,833)       (5,163,459)         (437,826)          (41,089)
       Annual contract fee                           (17,584)          (13,803)           (6,831)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (13,153,974)       18,418,724        11,298,848         4,912,318
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      (13,143,655)       20,833,371        11,278,072         4,998,711

Contract owners' equity at
    beginning of period                           47,850,583        27,017,212         4,998,711                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 34,706,928      $ 47,850,583      $ 16,276,783      $  4,998,711
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      DIVERSIFIED BOND--A             DIVERSIFIED BOND--B (1)
                                                ------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003                2002           2003               2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    766,809      $    642,479      $    133,917      $      1,297

Expenses:
    Mortality and expense risk
       and administrative charges                    247,176           242,405            58,096             6,568
                                                ------------------------------------------------------------------

Net investment income (loss)                         519,633           400,074            75,821            (5,271)

Net realized gain (loss)                              54,813           (94,745)            6,102             1,272
Unrealized appreciation (depreciation)
    during the period                               (115,135)          637,401               221            46,859
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          459,311           942,730            82,144            42,860

Changes from principal transactions:
       Purchase payments                             237,417           900,783         3,168,554           896,629
       Transfers between sub-accounts
           and the Company                          (933,349)        3,139,335           541,544           519,917
       Withdrawals                                (1,558,385)       (2,048,041)          (85,920)           (8,654)
       Annual contract fee                            (8,143)           (6,812)           (1,294)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,262,460)        1,985,265         3,622,884         1,407,892
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       (1,803,149)        2,927,995         3,705,028         1,450,752

Contract owners' equity at
    beginning of period                           16,423,316        13,495,321         1,450,752                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 14,620,167      $ 16,423,316      $  5,155,780      $  1,450,752
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       INCOME & VALUE--A                INCOME & VALUE--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    405,827      $    471,964      $     41,116      $        209

Expenses:
    Mortality and expense risk
       and administrative charges                    300,176           326,542            48,776             3,575
                                                ------------------------------------------------------------------

Net investment income (loss)                         105,651           145,422            (7,660)           (3,366)

Net realized gain (loss)                          (1,056,032)       (1,648,264)            2,635              (858)
Unrealized appreciation (depreciation)
    during the period                              5,486,987        (3,055,388)          717,931           (16,085)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        4,536,606        (4,558,230)          712,906           (20,309)

Changes from principal transactions:
       Purchase payments                             180,129           600,713         3,056,162           633,273
       Transfers between sub-accounts
           and the Company                             5,291           432,889         1,089,432           174,405
       Withdrawals                                (1,867,467)       (2,156,208)          (35,088)           (5,015)
       Annual contract fee                           (13,648)          (13,291)           (1,870)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,695,695)       (1,135,897)        4,108,636           802,663
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        2,840,911        (5,694,127)        4,821,542           782,354

Contract owners' equity at
    beginning of period                           19,714,135        25,408,262           782,354                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 22,555,046      $ 19,714,135      $  5,603,896      $    782,354
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     LARGE CAP GROWTH--A                 LARGE CAP GROWTH--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $     49,358      $     72,261      $     14,565      $         27

Expenses:
    Mortality and expense risk
       and administrative charges                    284,628           336,527            93,976             4,609
                                                ------------------------------------------------------------------

Net investment income (loss)                        (235,270)         (264,266)          (79,411)           (4,582)

Net realized gain (loss)                          (2,343,455)       (4,747,582)           44,834           (13,924)
Unrealized appreciation (depreciation)
    during the period                              6,518,426        (1,328,204)        1,510,099           (35,279)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        3,939,701        (6,340,052)        1,475,522           (53,785)

Changes from principal transactions:
       Purchase payments                             213,735         1,079,896         6,488,166           864,438
       Transfers between sub-accounts
           and the Company                          (624,817)        1,293,248           797,112           310,861
       Withdrawals                                (1,716,778)       (1,792,456)          (64,469)           (1,531)
       Annual contract fee                           (14,239)          (13,650)           (3,029)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,142,099)          567,038         7,217,780         1,173,768
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,797,602        (5,773,014)        8,693,302         1,119,983

Contract owners' equity at
    beginning of period                           18,491,396        24,264,410         1,119,983                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 20,288,998      $ 18,491,396      $  9,813,285      $  1,119,983
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       EQUITY-INCOME--A                  EQUITY-INCOME--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                   2003                2002             2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  2,377,400      $  3,366,948      $    244,253      $        727

Expenses:
    Mortality and expense risk
       and administrative charges                    960,085         1,126,515           152,380            17,799
                                                ------------------------------------------------------------------

Net investment income (loss)                       1,417,315         2,240,433            91,873           (17,072)

Net realized gain (loss)                          (3,836,317)       (2,562,713)          (14,540)          (29,944)
Unrealized appreciation (depreciation)
    during the period                             16,339,409       (12,496,047)        2,441,922           (94,638)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations       13,920,407       (12,818,327)        2,519,255          (141,654)

Changes from principal transactions:
       Purchase payments                             522,213         2,370,864         7,565,102         2,741,587
       Transfers between sub-accounts
           and the Company                        (1,169,754)        2,744,113         2,779,395           993,636
       Withdrawals                                (6,922,554)       (9,016,377)         (273,237)          (37,016)
       Annual contract fee                           (43,441)          (44,102)           (7,667)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (7,613,536)       (3,945,502)       10,063,593         3,698,207
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        6,306,871       (16,763,829)       12,582,848         3,556,553

Contract owners' equity at
    beginning of period                           66,442,951        83,206,780         3,556,553                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 72,749,822      $ 66,442,951      $ 16,139,401      $  3,556,553
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      STRATEGIC BOND--A                   STRATEGIC BOND--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  1,268,385      $  1,836,141      $    132,072      $      2,102

Expenses:
    Mortality and expense risk
       and administrative charges                    377,322           377,159            67,333             6,674
                                                ------------------------------------------------------------------

Net investment income (loss)                         891,063         1,458,982            64,739            (4,572)

Net realized gain (loss)                             398,422          (284,859)          101,178            (2,713)
Unrealized appreciation (depreciation)
    during the period                              1,461,597           633,886           186,171            52,465
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        2,751,082         1,808,009           352,088            45,180

Changes from principal transactions:
       Purchase payments                             172,725           695,394         4,518,836           885,297
       Transfers between sub-accounts
           and the Company                        (2,438,420)        3,996,050          (429,288)          526,496
       Withdrawals                                (2,940,932)       (4,142,205)         (133,523)          (25,042)
       Annual contract fee                           (14,458)          (13,197)             (913)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (5,221,085)          536,042         3,955,112         1,386,751
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       (2,470,003)        2,344,051         4,307,200         1,431,931

Contract owners' equity at
    beginning of period                           26,185,280        23,841,229         1,431,931                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 23,715,277      $ 26,185,280      $  5,739,131      $  1,431,931
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                         OVERSEAS--A                       OVERSEAS--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $     51,356      $     88,241      $      3,064      $         51

Expenses:
    Mortality and expense risk
       and administrative charges                    154,522           208,520            12,137             1,964
                                                ------------------------------------------------------------------

Net investment income (loss)                        (103,166)         (120,279)           (9,073)           (1,913)

Net realized gain (loss)                          (2,269,505)       (3,995,013)           73,059           (18,372)
Unrealized appreciation (depreciation)
    during the period                              6,175,558           621,779           307,013           (21,948)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        3,802,887        (3,493,513)          370,999           (42,233)

Changes from principal transactions:
       Purchase payments                              76,145           334,151           900,352           219,622
       Transfers between sub-accounts
           and the Company                          (881,466)       (1,286,305)          144,123            42,523
       Withdrawals                                (1,121,730)       (1,505,273)         (104,268)           (6,185)
       Annual contract fee                            (7,895)           (9,147)             (241)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,934,946)       (2,466,574)          939,966           255,960
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,867,941        (5,960,087)        1,310,965           213,727

Contract owners' equity at
    beginning of period                           10,832,247        16,792,334           213,727                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 12,700,188      $ 10,832,247      $  1,524,692      $    213,727
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     ALL CAP CORE--A (2)                  ALL CAP CORE--B (1,2)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    175,749           211,500             4,607               693
                                                ------------------------------------------------------------------

Net investment income (loss)                        (175,749)         (211,500)           (4,607)             (693)

Net realized gain (loss)                          (2,365,569)       (3,837,812)           11,128            (3,627)
Unrealized appreciation (depreciation)
    during the period                              5,729,298          (791,752)           80,790            (2,468)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        3,187,980        (4,841,064)           87,311            (6,788)

Changes from principal transactions:
       Purchase payments                             116,080           453,096           241,925            95,281
       Transfers between sub-accounts
           and the Company                          (516,188)       (1,662,415)          113,654             5,563
       Withdrawals                                (1,291,456)       (1,260,241)              (22)                0
       Annual contract fee                            (8,557)           (9,514)              (94)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,700,121)       (2,479,074)          355,463           100,844
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,487,859        (7,320,138)          442,774            94,056

Contract owners' equity at
    beginning of period                           11,920,870        19,241,008            94,056                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 13,408,729      $ 11,920,870      $    536,830      $     94,056
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(2) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                   ALL CAP GROWTH--A             ALL CAP GROWTH--B (1)
                                              ------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2003            2002            2003           2002
                                              ------------------------------------------------------------
Income:
   Dividends                                  $          0    $          0    $          0    $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  356,660         484,470          36,762           4,115
                                              ------------------------------------------------------------

Net investment income (loss)                      (356,660)       (484,470)        (36,762)         (4,115)

Net realized gain (loss)                        (5,532,847)     (7,118,386)          9,358          (8,987)
Unrealized appreciation (depreciation)
    during the period                           11,507,020      (3,082,372)        644,428         (50,107)
                                              ------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations      5,617,513     (10,685,228)        617,024         (63,209)

Changes from principal transactions:
       Purchase payments                           237,977         794,872       2,008,246         444,525
       Transfers between sub-accounts
           and the Company                         (37,670)     (2,925,255)        882,864         234,996
       Withdrawals                              (3,889,599)     (3,208,003)        (40,456)         (3,731)
       Annual contract fee                         (19,688)        (21,918)           (889)              0
                                              ------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (3,708,980)     (5,360,304)      2,849,765         675,790
                                              ------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      1,908,533     (16,045,532)      3,466,789         612,581

Contract owners' equity at
    beginning of period                         24,084,128      40,129,660         612,581               0
                                              ------------------------------------------------------------

Contract owners' equity at
    end of period                             $ 25,992,661    $ 24,084,128    $  4,079,370    $    612,581
                                              ============================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              24

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                   INTERNATIONAL SMALL CAP--A            INTERNATIONAL SMALL CAP--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                 2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       83,363             105,351              10,847               1,160
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (83,363)           (105,351)            (10,847)             (1,160)

Net realized gain (loss)                              (806,075)         (2,696,581)             40,945              (4,292)
Unrealized appreciation (depreciation)
    during the period                                3,423,778           1,601,088             298,509              (6,324)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,534,340          (1,200,844)            328,607             (11,776)

Changes from principal transactions:
       Purchase payments                                65,299             202,033             940,714              68,787
       Transfers between sub-accounts
           and the Company                             (85,906)           (814,465)            566,336              41,224
       Withdrawals                                    (593,426)           (747,569)             (1,221)               (635)
       Annual contract fee                              (4,585)             (4,989)               (503)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (618,618)         (1,364,990)          1,505,326             109,376
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,915,722          (2,565,834)          1,833,933              97,600

Contract owners' equity at
    beginning of period                              5,298,004           7,863,838              97,600                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     7,213,726     $     5,298,004     $     1,931,533     $        97,600
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              25

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                       PACIFIC RIM EMERGING                  PACIFIC RIM EMERGING
                                                             MARKETS--A                          MARKETS--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $         2,858     $         2,491     $           401     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       28,513              30,388               7,252                 832
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (25,655)            (27,897)             (6,851)               (832)

Net realized gain (loss)                               110,200            (232,753)             29,152             (44,932)
Unrealized appreciation (depreciation)
    during the period                                  616,341              40,678             127,660              (3,455)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations            700,886            (219,972)            149,961             (49,219)

Changes from principal transactions:
       Purchase payments                                23,954              54,121             636,378              37,128
       Transfers between sub-accounts
           and the Company                             109,291            (207,258)            499,012              93,388
       Withdrawals                                    (112,950)           (162,731)           (128,974)             (1,452)
       Annual contract fee                              (1,334)             (1,480)               (238)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  18,961            (317,348)          1,006,178             129,064
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            719,847            (537,320)          1,156,139              79,845

Contract owners' equity at
    beginning of period                              1,713,841           2,251,161              79,845                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     2,433,688     $     1,713,841     $     1,235,984     $        79,845
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              26

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     SCIENCE & TECHNOLOGY--A              SCIENCE & TECHNOLOGY--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                      297,321             350,911              37,996               1,816
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (297,321)           (350,911)            (37,996)             (1,816)

Net realized gain (loss)                           (12,479,689)        (16,398,832)            169,502              (2,132)
Unrealized appreciation (depreciation)
    during the period                               20,663,027           2,344,099             799,865             (17,681)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          7,886,017         (14,405,644)            931,371             (21,629)

Changes from principal transactions:
       Purchase payments                               391,683           1,136,676           2,927,984             277,205
       Transfers between sub-accounts
           and the Company                             716,053          (4,036,164)          1,117,497              92,772
       Withdrawals                                  (1,819,329)         (1,982,073)            (53,933)             (9,076)
       Annual contract fee                             (20,712)            (21,096)             (1,291)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (732,305)         (4,902,657)          3,990,257             360,901
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          7,153,712         (19,308,301)          4,921,628             339,272

Contract owners' equity at
    beginning of period                             16,810,408          36,118,709             339,272                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    23,964,120     $    16,810,408     $     5,260,900     $       339,272
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              27

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    EMERGING SMALL COMPANY--A             EMERGING SMALL COMPANY--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                 2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       99,404             116,936              21,794               2,189
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (99,404)           (116,936)            (21,794)             (2,189)

Net realized gain (loss)                            (1,562,700)         (2,557,502)             20,664             (14,152)
Unrealized appreciation (depreciation)
    during the period                                3,867,090            (435,655)            508,777              (2,523)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,204,986          (3,110,093)            507,647             (18,864)

Changes from principal transactions:
       Purchase payments                               102,111             351,225           1,679,144             297,657
       Transfers between sub-accounts
           and the Company                            (132,096)           (783,852)            360,712             120,414
       Withdrawals                                    (583,467)           (580,572)            (24,746)               (413)
       Annual contract fee                              (5,279)             (5,165)               (545)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (618,731)         (1,018,364)          2,014,565             417,658
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,586,255          (4,128,457)          2,522,212             398,794

Contract owners' equity at
    beginning of period                              6,456,790          10,585,247             398,794                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     8,043,045     $     6,456,790     $     2,921,006     $       398,794
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              28

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                      AGGRESSIVE GROWTH--A                  AGGRESSIVE GROWTH--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                      183,975             198,034              32,980               3,167
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (183,975)           (198,034)            (32,980)             (3,167)


Net realized gain (loss)                            (2,111,338)         (4,412,248)            248,096              (8,769)
Unrealized appreciation (depreciation)
    during the period                                5,821,805             412,397             482,432              (4,510)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,526,492          (4,197,885)            697,548             (16,446)

Changes from principal transactions:
       Purchase payments                               221,523             985,387           1,711,171             358,093
       Transfers between sub-accounts
           and the Company                             167,099             119,917             507,005             403,008
       Withdrawals                                    (963,492)           (851,393)            (60,059)             (3,205)
       Annual contract fee                             (10,125)             (8,956)             (2,138)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (584,995)            244,955           2,155,979             757,896
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,941,497          (3,952,930)          2,853,527             741,450

Contract owners' equity at
    beginning of period                             11,033,143          14,986,073             741,450                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    13,974,640     $    11,033,143     $     3,594,977     $       741,450
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              29

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     INTERNATIONAL STOCK--A                INTERNATIONAL STOCK--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        20,089     $        23,181     $         2,719     $           192

Expenses:
    Mortality and expense risk
       and administrative charges                       59,534              78,688               9,414               2,696
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (39,445)            (55,507)             (6,695)             (2,504)

Net realized gain (loss)                              (372,931)           (425,965)             22,226              29,361
Unrealized appreciation (depreciation)
    during the period                                1,467,924            (637,105)            171,787              (8,880)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,055,548          (1,118,577)            187,318              17,977

Changes from principal transactions:
       Purchase payments                                64,918             266,084             234,750             221,784
       Transfers between sub-accounts
           and the Company                            (416,752)           (240,656)            100,490             125,350
       Withdrawals                                    (392,776)           (326,810)            (12,300)               (340)
       Annual contract fee                              (2,710)             (2,667)               (460)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (747,320)           (304,049)            322,480             346,794
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            308,228          (1,422,626)            509,798             364,771

Contract owners' equity at
    beginning of period                              4,131,891           5,554,517             364,771                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     4,440,119     $     4,131,891     $       874,569     $       364,771
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              30

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     QUANTITATIVE EQUITY--A                QUANTITATIVE EQUITY--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        45,311     $        31,752     $         2,014     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       94,903             144,678               4,582                 744
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (49,592)           (112,926)             (2,568)               (744)

Net realized gain (loss)                            (2,394,982)         (3,312,109)                268              (3,712)
Unrealized appreciation (depreciation)
    during the period                                3,659,028            (232,755)             64,460             (10,347)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,214,454          (3,657,790)             62,160             (14,803)

Changes from principal transactions:
       Purchase payments                                98,048             359,980             124,928             102,892
       Transfers between sub-accounts
           and the Company                          (1,526,939)         (1,610,234)             34,841              57,822
       Withdrawals                                    (700,223)         (1,216,839)            (13,417)               (351)
       Annual contract fee                              (4,633)             (5,709)               (244)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (2,133,747)         (2,472,802)            146,108             160,363
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                           (919,293)         (6,130,592)            208,268             145,560

Contract owners' equity at
    beginning of period                              7,092,170          13,222,762             145,560                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     6,172,877     $     7,092,170     $       353,828     $       145,560
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                            VALUE--A                             VALUE--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       127,952     $       293,880     $        10,459     $           235

Expenses:
    Mortality and expense risk
       and administrative charges                      164,129             202,411              15,378               2,072
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (36,177)             91,469              (4,919)             (1,837)

Net realized gain (loss)                              (310,082)           (506,197)             11,316             (14,325)
Unrealized appreciation (depreciation)
    during the period                                3,789,879          (3,550,995)            343,452             (28,537)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,443,620          (3,965,723)            349,849             (44,699)

Changes from principal transactions:
       Purchase payments                                63,266             993,509             715,644             254,473
       Transfers between sub-accounts
           and the Company                            (555,126)           (366,899)            258,732             122,365
       Withdrawals                                    (828,161)           (988,488)            (21,345)            (12,921)
       Annual contract fee                              (6,402)             (6,542)               (291)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (1,326,423)           (368,420)            952,740             363,917
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,117,197          (4,334,143)          1,302,589             319,218

Contract owners' equity at
    beginning of period                             10,771,399          15,105,542             319,218                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    12,888,596     $    10,771,399     $     1,621,807     $       319,218
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              32

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    REAL ESTATE SECURITIES--A            REAL ESTATE SECURITIES--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       164,930     $       158,381     $        64,414     $         1,681

Expenses:
    Mortality and expense risk
       and administrative charges                       98,585              85,226              50,931               7,756
                                               ---------------------------------------------------------------------------

Net investment income (loss)                            66,345              73,155              13,483              (6,075)

Net realized gain (loss)                               225,178             119,702              60,197             (24,177)
Unrealized appreciation (depreciation)
    during the period                                1,758,036            (316,053)            962,958             (14,126)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,049,559            (123,196)          1,036,638             (44,378)

Changes from principal transactions:
       Purchase payments                                76,237             328,901           1,911,579           1,172,229
       Transfers between sub-accounts
           and the Company                             491,617           2,276,840             828,791             348,516
       Withdrawals                                    (529,629)           (372,142)            (79,656)            (21,144)
       Annual contract fee                              (4,719)             (3,148)             (3,572)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  33,506           2,230,451           2,657,142           1,499,601
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,083,065           2,107,255           3,693,780           1,455,223

Contract owners' equity at
    beginning of period                              6,085,844           3,978,589           1,455,223                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     8,168,909     $     6,085,844     $     5,149,003     $     1,455,223
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              33

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                          BALANCED--A                          BALANCED--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       104,934     $       124,418     $        15,281     $           173

Expenses:
    Mortality and expense risk
       and administrative charges                       64,707              77,285              11,430               1,102
                                               ---------------------------------------------------------------------------

Net investment income (loss)                            40,227              47,133               3,851                (929)

Net realized gain (loss)                              (527,918)         (1,056,192)              9,635              (3,558)
Unrealized appreciation (depreciation)
    during the period                                  983,331              78,333              75,071                (947)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations            495,640            (930,726)             88,557              (5,434)

Changes from principal transactions:
       Purchase payments                                79,011             435,556             377,033             242,600
       Transfers between sub-accounts
           and the Company                            (186,851)            614,899             125,134             123,308
       Withdrawals                                    (602,896)           (541,742)            (19,780)                  0
       Annual contract fee                              (3,095)             (2,818)               (681)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (713,831)            505,895             481,706             365,908
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                           (218,191)           (424,831)            570,263             360,474

Contract owners' equity at
    beginning of period                              4,661,634           5,086,465             360,474                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     4,443,443     $     4,661,634     $       930,737     $       360,474
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              34

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                          HIGH YIELD--A                        HIGH YIELD--B (1)
                                               ---------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                     2003                2002              2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       720,997     $       773,952     $       252,851     $         2,571

Expenses:
    Mortality and expense risk
       and administrative charges                      220,595             142,023             111,657               3,393
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           500,402             631,929             141,194                (822)

Net realized gain (loss)                              (414,395)         (1,920,373)            254,395               2,538
Unrealized appreciation (depreciation)
    during the period                                2,570,734             403,794             762,463              17,836
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,656,741            (884,650)          1,158,052              19,552

Changes from principal transactions:
       Purchase payments                               218,165             400,176           6,611,324             499,152
       Transfers between sub-accounts
           and the Company                           7,729,531           1,177,048           5,288,293             395,517
       Withdrawals                                  (1,693,189)         (1,051,473)           (529,264)             (4,707)
       Annual contract fee                              (8,816)             (5,007)             (1,648)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions               6,245,691             520,744          11,368,705             889,962
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          8,902,432            (363,906)         12,526,757             909,514

Contract owners' equity at
    beginning of period                              9,179,439           9,543,345             909,514                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    18,081,871     $     9,179,439     $    13,436,271     $       909,514
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              35

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                  LIFESTYLE AGGRESSIVE 1000--A          LIFESTYLE AGGRESSIVE 1000--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        18,419     $        41,304     $        11,679     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       69,052              75,596             127,240               3,788
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (50,633)            (34,292)           (115,561)             (3,788)

Net realized gain (loss)                              (392,460)           (493,692)            107,836              (9,652)
Unrealized appreciation (depreciation)
    during the period                                1,729,847            (764,241)          3,153,321             (37,699)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,286,754          (1,292,225)          3,145,596             (51,139)

Changes from principal transactions:
       Purchase payments                               264,924             488,992          19,172,684           1,154,707
       Transfers between sub-accounts
           and the Company                             (48,473)            (57,025)            607,443             160,567
       Withdrawals                                    (521,070)           (282,982)            (17,137)                  0
       Annual contract fee                              (5,284)             (4,730)             (5,749)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (309,903)            144,255          19,757,241           1,315,274
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            976,851          (1,147,970)         22,902,837           1,264,135

Contract owners' equity at
    beginning of period                              4,238,979           5,386,949           1,264,135                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,215,830     $     4,238,979     $    24,166,972     $     1,264,135
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              36

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     LIFESTYLE GROWTH 820--A              LIFESTYLE GROWTH 820--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       303,800     $       576,125     $       110,898     $           751

Expenses:
    Mortality and expense risk
       and administrative charges                      385,087             400,258             336,838              20,701
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (81,287)            175,867            (225,940)            (19,950)

Net realized gain (loss)                            (1,214,897)         (2,170,040)             35,011             (27,848)
Unrealized appreciation (depreciation)
    during the period                                7,582,614          (3,337,099)          6,506,253             (71,436)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          6,286,430          (5,331,272)          6,315,324            (119,234)

Changes from principal transactions:
       Purchase payments                               366,109           4,092,544          32,329,030           4,240,920
       Transfers between sub-accounts
           and the Company                           1,994,928             406,780           4,490,772             419,193
       Withdrawals                                  (2,590,672)         (2,131,098)           (139,532)            (17,946)
       Annual contract fee                             (21,918)            (16,757)             (9,895)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (251,553)          2,351,469          36,670,375           4,642,167
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          6,034,877          (2,979,803)         42,985,699           4,522,933

Contract owners' equity at
    beginning of period                             23,853,389          26,833,192           4,522,933                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    29,888,266     $    23,853,389     $    47,508,632     $     4,522,933
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              37

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    LIFESTYLE BALANCED 640--A            LIFESTYLE BALANCED 640--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       922,738     $     1,249,809     $       484,551     $         9,054

Expenses:
    Mortality and expense risk
       and administrative charges                      601,872             562,831             527,519              44,054
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           320,866             686,978             (42,968)            (35,000)

Net realized gain (loss)                              (810,434)         (2,154,690)            130,465             (53,044)
Unrealized appreciation (depreciation)
    during the period                                8,454,545          (3,300,487)          7,569,114              (1,245)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          7,964,977          (4,768,199)          7,656,611             (89,289)

Changes from principal transactions:
       Purchase payments                               368,270           3,925,258          40,096,474           7,997,159
       Transfers between sub-accounts
           and the Company                           8,939,794           4,595,371          10,609,975           1,109,951
       Withdrawals                                  (3,808,864)         (2,863,009)         (1,234,552)            (77,581)
       Annual contract fee                             (24,313)            (18,518)            (19,239)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions               5,474,887           5,639,102          49,452,658           9,029,529
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         13,439,864             870,903          57,109,269           8,940,240

Contract owners' equity at
    beginning of period                             35,380,240          34,509,337           8,940,240                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    48,820,104     $    35,380,240     $    66,049,509     $     8,940,240
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              38

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    LIFESTYLE MODERATE 460--A            LIFESTYLE MODERATE 460--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       730,088     $       739,059     $       253,727     $         4,753

Expenses:
    Mortality and expense risk
       and administrative charges                      377,265             339,709             229,146              17,280
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           352,823             399,350              24,581             (12,527)

Net realized gain (loss)                              (296,090)           (841,092)            263,566               2,273
Unrealized appreciation (depreciation)
    during the period                                3,487,544            (880,248)          2,022,409              29,866
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,544,277          (1,321,990)          2,310,556              19,612

Changes from principal transactions:
       Purchase payments                               210,184           1,581,057          17,151,732           3,728,302
       Transfers between sub-accounts
           and the Company                           1,967,807           5,704,875           3,540,885             749,952
       Withdrawals                                  (1,855,999)         (2,236,900)           (453,360)            (17,498)
       Annual contract fee                             (10,655)             (8,088)             (7,392)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 311,337           5,040,944          20,231,865           4,460,756
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,855,614           3,718,954          22,542,421           4,480,368

Contract owners' equity at
    beginning of period                             22,372,437          18,653,483           4,480,368                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    26,228,051     $    22,372,437     $    27,022,789     $     4,480,368
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              39

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                  LIFESTYLE CONSERVATIVE 280--A        LIFESTYLE CONSERVATIVE 280--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       762,003     $       470,091     $       302,032     $         2,352

Expenses:
    Mortality and expense risk
       and administrative charges                      336,802             266,270             197,415              15,595
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           425,201             203,821             104,617             (13,243)

Net realized gain (loss)                               119,544             (76,124)            139,265              (2,423)
Unrealized appreciation (depreciation)
    during the period                                1,369,883             (18,758)            931,728              68,123
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,914,628             108,939           1,175,610              52,457

Changes from principal transactions:
       Purchase payments                               104,286           1,989,512          11,443,135           2,175,550
       Transfers between sub-accounts
           and the Company                            (864,412)          8,605,321           4,001,025           1,734,441
       Withdrawals                                  (2,512,813)         (1,208,651)           (539,561)            (49,835)
       Annual contract fee                             (11,737)             (4,809)            (10,124)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (3,284,676)          9,381,373          14,894,475           3,860,156
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         (1,370,048)          9,490,312          16,070,085           3,912,613

Contract owners' equity at
    beginning of period                             20,440,742          10,950,430           3,912,613                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    19,070,694     $    20,440,742     $    19,982,698     $     3,912,613
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              40

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     SMALL COMPANY VALUE--A                SMALL COMPANY VALUE--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        53,869     $        74,672     $        26,457     $         1,059

Expenses:
    Mortality and expense risk
       and administrative charges                      164,762             158,622              99,541              11,016
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (110,893)            (83,950)            (73,084)             (9,957)

Net realized gain (loss)                               102,096             425,159               5,955             (37,835)
Unrealized appreciation (depreciation)
    during the period                                2,938,034          (1,435,031)          1,892,495               2,686
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,929,237          (1,093,822)          1,825,366             (45,106)

Changes from principal transactions:
       Purchase payments                               155,206             905,793           5,627,582           1,580,886
       Transfers between sub-accounts
           and the Company                              21,870           2,649,514           1,842,999             622,112
       Withdrawals                                    (730,665)           (652,230)           (121,380)            (24,089)
       Annual contract fee                              (7,073)             (4,857)             (4,686)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (560,662)          2,898,220           7,344,515           2,178,909
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,368,575           1,804,398           9,169,881           2,133,803

Contract owners' equity at
    beginning of period                             10,437,539           8,633,141           2,133,803                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    12,806,114     $    10,437,539     $    11,303,684     $     2,133,803
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              41

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     INTERNATIONAL VALUE--A                INTERNATIONAL VALUE--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        31,806     $        24,026     $        27,575     $            17

Expenses:
    Mortality and expense risk
       and administrative charges                       61,667              56,946              67,886               4,131
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (29,861)            (32,920)            (40,311)             (4,114)

Net realized gain (loss)                              (173,688)           (234,930)            114,033              (6,462)
Unrealized appreciation (depreciation)
    during the period                                1,672,711            (553,851)          1,827,137             (21,149)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,469,162            (821,701)          1,900,859             (31,725)

Changes from principal transactions:
       Purchase payments                                42,417             467,245           4,467,646             906,853
       Transfers between sub-accounts
           and the Company                             600,044           1,256,837             268,343             237,162
       Withdrawals                                    (232,303)           (172,420)            (68,789)             (2,507)
       Annual contract fee                              (2,154)             (1,375)             (3,237)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 408,004           1,550,287           4,663,963           1,141,508
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,877,166             728,586           6,564,822           1,109,783

Contract owners' equity at
    beginning of period                              3,483,774           2,755,188           1,109,783                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,360,940     $     3,483,774     $     7,674,605     $     1,109,783
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              42

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     SMALL COMPANY BLEND--A                SMALL COMPANY BLEND--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $        12,950     $             0     $            19

Expenses:
    Mortality and expense risk
       and administrative charges                       62,218              72,226              34,476               2,553
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (62,218)            (59,276)            (34,476)             (2,534)

Net realized gain (loss)                              (154,587)           (640,847)             26,986             (21,024)
Unrealized appreciation (depreciation)
    during the period                                1,526,884            (792,453)            803,893             (26,338)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,310,079          (1,492,576)            796,403             (49,896)

Changes from principal transactions:
       Purchase payments                                56,833             250,269           2,568,381             351,887
       Transfers between sub-accounts
           and the Company                             692,682            (874,866)            173,037             245,543
       Withdrawals                                    (331,173)           (281,274)            (60,643)            (12,924)
       Annual contract fee                              (2,394)             (2,022)               (784)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 415,948            (907,893)          2,679,991             584,506
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,726,027          (2,400,469)          3,476,394             534,610

Contract owners' equity at
    beginning of period                              3,517,937           5,918,406             534,610                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,243,964     $     3,517,937     $     4,011,004     $       534,610
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              43

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                         TOTAL RETURN--A                       TOTAL RETURN--B (1)
                                               ---------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                     2003                2002               2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $     3,456,359     $     1,690,157     $     1,233,354     $         8,815

Expenses:
    Mortality and expense risk
       and administrative charges                      849,154             652,730             401,534              58,590
                                               ---------------------------------------------------------------------------

Net investment income (loss)                         2,607,205           1,037,427             831,820             (49,775)

Net realized gain (loss)                               631,045             575,737              44,890              12,889
Unrealized appreciation (depreciation)
    during the period                               (1,513,562)          1,621,110            (285,280)            398,193
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,724,688           3,234,274             591,430             361,307

Changes from principal transactions:
       Purchase payments                               487,951           5,092,217          18,611,355           8,678,224
       Transfers between sub-accounts
           and the Company                          (2,649,631)         22,497,525           2,830,343           3,057,524
       Withdrawals                                  (4,568,303)         (3,418,396)           (673,113)           (103,990)
       Annual contract fee                             (24,506)            (12,404)            (15,161)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (6,754,489)         24,158,942          20,753,424          11,631,758
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         (5,029,801)         27,393,216          21,344,854          11,993,065

Contract owners' equity at
    beginning of period                             51,861,482          24,468,266          11,993,065                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    46,831,681     $    51,861,482     $    33,337,919     $    11,993,065
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              44

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                      U.S. LARGE CAP--A (3)                 U.S. LARGE CAP--B (1,3)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        45,271     $        33,877     $        20,404     $           130

Expenses:
    Mortality and expense risk
       and administrative charges                      185,027             179,068             102,205               6,783
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (139,756)           (145,191)            (81,801)             (6,653)

Net realized gain (loss)                              (359,262)           (698,942)             67,062             (31,897)
Unrealized appreciation (depreciation)
    during the period                                4,065,332          (2,949,149)          2,095,717              (8,273)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,566,314          (3,793,282)          2,080,978             (46,823)

Changes from principal transactions:
       Purchase payments                               180,907             917,643           6,418,831             980,707
       Transfers between sub-accounts
           and the Company                           1,013,600           2,607,439             923,129             416,289
       Withdrawals                                    (957,771)           (703,452)            (98,386)            (11,877)
       Annual contract fee                              (8,447)             (5,546)             (2,759)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 228,289           2,816,084           7,240,815           1,385,119
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,794,603            (977,198)          9,321,793           1,338,296

Contract owners' equity at
    beginning of period                             10,492,539          11,469,737           1,338,296                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    14,287,142     $    10,492,539     $    10,660,089     $     1,338,296
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) Effective May 2 , 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.
                                                                              45

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                          MID CAP STOCK--A                    MID CAP STOCK--B (1)
                                               ---------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                      2003                2002              2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       96,069              83,860              51,316               3,394
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (96,069)            (83,860)            (51,316)             (3,394)

Net realized gain (loss)                              (207,726)           (512,100)            229,534             (20,341)
Unrealized appreciation (depreciation)
    during the period                                2,383,762            (994,394)            962,154              13,817
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,079,967          (1,590,354)          1,140,372              (9,918)

Changes from principal transactions:
       Purchase payments                                77,798             473,269           2,988,440             615,745
       Transfers between sub-accounts
           and the Company                           1,305,359             995,394           2,030,418             272,417
       Withdrawals                                    (448,113)           (335,411)            (52,630)            (13,214)
       Annual contract fee                              (4,145)             (2,776)             (4,204)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 930,899           1,130,476           4,962,024             874,948
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,010,866            (459,878)          6,102,396             865,030

Contract owners' equity at
    beginning of period                              4,886,818           5,346,696             865,030                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     7,897,684     $     4,886,818     $     6,967,426     $       865,030
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              46

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    GLOBAL ALLOCATION--A (4)               GLOBAL ALLOCATION--B (1,4)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        10,487     $            65     $         2,343     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       37,316              41,698              13,727               1,114
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (26,829)            (41,633)            (11,384)             (1,114)

Net realized gain (loss)                               (87,951)           (305,803)              4,640              (1,350)
Unrealized appreciation (depreciation)
    during the period                                  691,033            (450,419)            229,706              (6,745)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations            576,253            (797,855)            222,962              (9,209)

Changes from principal transactions:
       Purchase payments                                 8,782             231,201           1,064,992             164,259
       Transfers between sub-accounts
           and the Company                             908,000             177,404             118,369              38,832
       Withdrawals                                     (68,653)           (174,646)             (9,034)                  0
       Annual contract fee                              (1,153)             (1,070)               (164)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 846,976             232,889           1,174,163             203,091
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,423,229            (564,966)          1,397,125             193,882

Contract owners' equity at
    beginning of period                              2,277,517           2,842,483             193,882                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     3,700,746     $     2,277,517     $     1,591,007     $       193,882
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed Global Allocation through a vote of the Board of Directors.

See accompanying notes.
                                                                              47

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                        DYNAMIC GROWTH--A                     DYNAMIC GROWTH--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       71,676              51,829              25,617                 623
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (71,676)            (51,829)            (25,617)               (623)

Net realized gain (loss)                              (658,615)         (1,394,612)             11,930                (794)
Unrealized appreciation (depreciation)
    during the period                                1,950,991             213,447             508,853              (8,500)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,220,700          (1,232,994)            495,166              (9,917)

Changes from principal transactions:
       Purchase payments                                79,545             258,952             970,236              77,872
       Transfers between sub-accounts
           and the Company                           2,235,079            (182,502)          1,659,905              42,466
       Withdrawals                                    (241,122)           (192,395)            (15,458)                  0
       Annual contract fee                              (2,939)             (2,044)               (961)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions               2,070,563            (117,989)          2,613,722             120,338
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,291,263          (1,350,983)          3,108,888             110,421

Contract owners' equity at
    beginning of period                              2,655,135           4,006,118             110,421                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,946,398     $     2,655,135     $     3,219,309     $       110,421
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          INTERNET TECHNOLOGIES -- A (5)     INTERNET TECHNOLOGIES -- B (1,5)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 5,507            16,383               775               309
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (5,507)          (16,383)             (775)             (309)

Net realized gain (loss)                                       (748,806)         (880,387)           46,269               550
Unrealized appreciation (depreciation)
    during the period                                           971,453           297,451            (5,589)            5,589
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     217,140          (599,319)           39,905             5,830

Changes from principal transactions:
       Purchase payments                                          3,831           107,702           106,489            64,986
       Transfers between sub-accounts
           and the Company                                   (1,197,130)          216,697          (229,199)           13,280
       Withdrawals                                              (61,519)          (56,159)             (294)             (997)
       Annual contract fee                                         (304)             (804)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (1,255,122)          267,436          (123,004)           77,269
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                  (1,037,982)         (331,883)          (83,099)           83,099

Contract owners' equity at
    beginning of period                                       1,037,982         1,369,865            83,099                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $    1,037,982    $            0    $       83,099
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             INTERNATIONAL INDEX -- A           INTERNATIONAL INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       11,511    $        8,693    $       13,142    $        1,534

Expenses:
    Mortality and expense risk
       and administrative charges                                 8,887             6,913             7,611               765
                                                         --------------------------------------------------------------------
Net investment income (loss)                                      2,624             1,780             5,531               769

Net realized gain (loss)                                        (59,015)          (21,466)             (589)           (3,484)
Unrealized appreciation (depreciation)
    during the period                                           213,455           (77,648)          176,481            (5,291)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     157,064           (97,334)          181,423            (8,006)

Changes from principal transactions:
       Purchase payments                                          4,718            99,838           506,541            71,241
       Transfers between sub-accounts
           and the Company                                      132,392           380,970           319,378            51,943
       Withdrawals                                              (24,817)          (11,451)              (48)                0
       Annual contract fee                                         (542)             (159)             (618)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          111,751           469,198           825,253           123,184
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     268,815           371,864         1,006,676           115,178

Contract owners' equity at
    beginning of period                                         623,668           251,804           115,178                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      892,483    $      623,668    $    1,121,854    $      115,178
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          TOTAL STOCK MARKET INDEX -- A      TOTAL STOCK MARKET INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $       13,111    $            0    $        3,055

Expenses:
    Mortality and expense risk
       and administrative charges                                24,117            20,680            22,571             1,144
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (24,117)           (7,569)          (22,571)            1,911

Net realized gain (loss)                                        (88,664)         (111,199)           12,664            (3,851)
Unrealized appreciation (depreciation)
    during the period                                           496,797          (219,451)          435,673            (8,764)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     384,016          (338,219)          425,766           (10,704)

Changes from principal transactions:
       Purchase payments                                         31,181           143,639         2,826,143           216,554
       Transfers between sub-accounts
           and the Company                                       60,634           489,601           654,858            83,441
       Withdrawals                                              (93,363)          (46,778)          (45,466)             (269)
       Annual contract fee                                       (1,380)           (1,158)             (964)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                           (2,928)          585,304         3,434,571           299,726
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     381,088           247,085         3,860,337           289,022

Contract owners' equity at
    beginning of period                                       1,331,999         1,084,914           289,022                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,713,087    $    1,331,999    $    4,149,359    $      289,022
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                  500 INDEX -- A                    500 INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       81,234    $          193    $       42,055    $            3

Expenses:
    Mortality and expense risk
       and administrative charges                               136,911           127,193           108,926             8,168
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (55,677)         (127,000)          (66,871)           (8,165)

Net realized gain (loss)                                       (624,943)       (1,277,012)          221,028           (56,529)
Unrealized appreciation (depreciation)
    during the period                                         2,507,781          (779,178)        1,704,668           (29,366)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                   1,827,161        (2,183,190)        1,858,825           (94,060)

Changes from principal transactions:
       Purchase payments                                        156,937         1,470,553         5,952,622         1,579,616
       Transfers between sub-accounts
           and the Company                                     (434,436)        2,833,742         2,928,698           381,650
       Withdrawals                                             (624,968)         (884,104)         (145,212)           (5,243)
       Annual contract fee                                       (7,295)           (4,223)           (4,111)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (909,762)        3,415,968         8,731,997         1,956,023
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     917,399         1,232,778        10,590,822         1,861,963

Contract owners' equity at
    beginning of period                                       9,218,725         7,985,947         1,861,963                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $   10,136,124    $    9,218,725    $   12,452,785    $    1,861,963
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              MID CAP INDEX -- A                  MID CAP INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $        8,197    $            0    $        3,523

Expenses:
    Mortality and expense risk
       and administrative charges                                26,988            25,898            29,495             2,591
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (26,988)          (17,701)          (29,495)              932

Net realized gain (loss)                                        (95,747)         (107,955)           36,571            (4,536)
Unrealized appreciation (depreciation)
    during the period                                           614,869          (264,038)          586,473           (10,716)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     492,134          (389,694)          593,549           (14,320)

Changes from principal transactions:
       Purchase payments                                          9,491           318,844         1,648,974           550,129
       Transfers between sub-accounts
           and the Company                                      140,073           559,198           891,568           120,792
       Withdrawals                                             (162,984)          (94,773)          (53,044)             (637)
       Annual contract fee                                       (1,157)             (639)           (2,080)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (14,577)          782,630         2,485,418           670,284
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     477,557           392,936         3,078,967           655,964

Contract owners' equity at
    beginning of period                                       1,595,499         1,202,563           655,964                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    2,073,056    $    1,595,499    $    3,734,931    $      655,964
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               SMALL CAP INDEX -- A              SMALL CAP INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $       17,969    $            0    $        4,397

Expenses:
    Mortality and expense risk
       and administrative charges                                25,276            21,344            26,942             2,068
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (25,276)           (3,375)          (26,942)            2,329

Net realized gain (loss)                                        168,967          (137,212)          309,772           (13,726)
Unrealized appreciation (depreciation)
    during the period                                           326,595          (185,200)          304,459           (14,805)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     470,286          (325,787)          587,289           (26,202)

Changes from principal transactions:
       Purchase payments                                          8,132           326,110         1,511,629           478,102
       Transfers between sub-accounts
           and the Company                                     (586,369)          999,765           907,381            44,838
       Withdrawals                                             (165,124)          (65,363)          (32,154)             (261)
       Annual contract fee                                       (1,296)             (549)           (1,993)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (744,657)        1,259,963         2,384,863           522,679
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                    (274,371)          934,176         2,972,152           496,477

Contract owners' equity at
    beginning of period                                       2,049,857         1,115,681           496,477                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,775,486    $    2,049,857    $    3,468,629    $      496,477
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            CAPITAL APPRECIATION -- A          CAPITAL APPRECIATION -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003             2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                18,560            17,073            19,241             2,366
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (18,560)          (17,073)          (19,241)           (2,366)

Net realized gain (loss)                                        (97,003)          (89,960)           16,099            (4,918)
Unrealized appreciation (depreciation)
    during the period                                           395,736          (299,959)          326,715           (32,435)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     280,173          (406,992)          323,573           (39,719)

Changes from principal transactions:
       Purchase payments                                         31,329           287,217         1,177,803           298,686
       Transfers between sub-accounts
           and the Company                                      (28,456)          500,153           169,984           163,789
       Withdrawals                                              (48,054)          (23,281)          (17,959)             (974)
       Annual contract fee                                         (862)             (442)             (524)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (46,043)          763,647         1,329,304           461,501
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     234,130           356,655         1,652,877           421,782

Contract owners' equity at
    beginning of period                                       1,073,083           716,428           421,782                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,307,213    $    1,073,083    $    2,074,659    $      421,782
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            TELECOMMUNICATIONS -- A (5)        TELECOMMUNICATIONS -- B (1,5)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,825             5,862               689               432
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (1,825)           (5,862)             (689)             (432)

Net realized gain (loss)                                       (146,806)         (115,635)            7,011              (101)
Unrealized appreciation (depreciation)
    during the period                                           172,681          (141,847)            7,129            (7,129)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      24,050          (263,344)           13,451            (7,662)

Changes from principal transactions:
       Purchase payments                                          2,020            77,538           102,882            91,934
       Transfers between sub-accounts
           and the Company                                     (359,760)          152,838          (209,836)            9,552
       Withdrawals                                                 (995)           (6,023)             (310)              (11)
       Annual contract fee                                         (156)             (168)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (358,891)          224,185          (107,264)          101,475
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                    (334,841)          (39,159)          (93,813)           93,813

Contract owners' equity at
    beginning of period                                         334,841           374,000            93,813                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $      334,841    $            0    $       93,813
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of
    Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              HEALTH SCIENCES -- A               HEALTH SCIENCES -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $        6,447    $            0    $           20

Expenses:
    Mortality and expense risk
       and administrative charges                                54,283            46,537            31,111             3,292
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (54,283)          (40,090)          (31,111)           (3,272)

Net realized gain (loss)                                       (149,470)         (177,256)           57,504            (8,578)
Unrealized appreciation (depreciation)
    during the period                                         1,165,066          (758,960)          477,124           (14,618)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     961,313          (976,306)          503,517           (26,468)

Changes from principal transactions:
       Purchase payments                                         47,755           491,978         2,118,074           414,563
       Transfers between sub-accounts
           and the Company                                      452,321         1,149,502           557,528           214,999
       Withdrawals                                             (182,991)         (105,219)          (50,169)           (8,687)
       Annual contract fee                                       (3,277)           (1,713)           (1,112)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          313,808         1,534,548         2,624,321           620,875
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,275,121           558,242         3,127,838           594,407

Contract owners' equity at
    beginning of period                                       2,856,174         2,297,932           594,407                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    4,131,295    $    2,856,174    $    3,722,245    $      594,407
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              MID CAP GROWTH -- A (5)            MID CAP GROWTH -- B (1,5)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 7,605            21,592             2,399             1,512
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (7,605)          (21,592)           (2,399)           (1,512)

Net realized gain (loss)                                       (259,760)         (100,216)           46,005            (2,764)
Unrealized appreciation (depreciation)
    during the period                                           372,731          (390,727)            7,748            (7,748)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     105,366          (512,535)           51,354           (12,024)

Changes from principal transactions:
       Purchase payments                                          9,305           366,027           358,974           247,774
       Transfers between sub-accounts
           and the Company                                   (1,415,922)          624,588          (708,785)           72,326
       Withdrawals                                              (28,727)          (42,596)           (1,152)           (8,467)
       Annual contract fee                                         (949)             (631)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (1,436,293)          947,388          (350,963)          311,633
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                  (1,330,927)          434,853          (299,609)          299,609

Contract owners' equity at
    beginning of period                                       1,330,927           896,074           299,609                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $    1,330,927    $            0    $      299,609
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          MID CAP OPPORTUNITIES -- A (5)     MID CAP OPPORTUNITIES -- B (1,5)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003             2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 4,433            14,873             1,686             1,193
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (4,433)          (14,873)           (1,686)           (1,193)

Net realized gain (loss)                                       (191,948)          (68,882)           12,607            (1,672)
Unrealized appreciation (depreciation)
    during the period                                           246,147          (271,018)           19,781           (19,781)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      49,766          (354,773)           30,702           (22,646)

Changes from principal transactions:
       Purchase payments                                          1,133           253,769           165,409           113,654
       Transfers between sub-accounts
           and the Company                                     (858,108)          370,941          (383,395)          100,109
       Withdrawals                                              (17,778)          (69,323)           (1,139)           (2,694)
       Annual contract fee                                         (409)             (297)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (875,162)          555,090          (219,125)          211,069
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                    (825,396)          200,317          (188,423)          188,423

Contract owners' equity at
    beginning of period                                         825,396           625,079           188,423                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $      825,396    $            0    $      188,423
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             FINANCIAL SERVICES -- A            FINANCIAL SERVICES -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $        3,733    $           45    $        1,610    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                36,305            33,437            22,060             1,856
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (32,572)          (33,392)          (20,450)           (1,856)

Net realized gain (loss)                                        (94,381)         (108,513)           42,862           (15,705)
Unrealized appreciation (depreciation)
    during the period                                           758,455          (338,894)          405,841            (6,019)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     631,502          (480,799)          428,253           (23,580)

Changes from principal transactions:
       Purchase payments                                         41,854           324,749         1,539,064           244,390
       Transfers between sub-accounts
           and the Company                                      286,627           624,127           352,495           198,373
       Withdrawals                                             (115,935)          (79,246)          (32,158)             (733)
       Annual contract fee                                       (1,705)           (1,010)             (845)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          210,841           868,620         1,858,556           442,030
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     842,343           387,821         2,286,809           418,450

Contract owners' equity at
    beginning of period                                       2,058,372         1,670,551           418,450                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    2,900,715    $    2,058,372    $    2,705,259    $      418,450
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            QUANTITATIVE MID CAP -- A          QUANTITATIVE MID CAP -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 6,506             6,042             4,377               916
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (6,506)           (6,042)           (4,377)             (916)

Net realized gain (loss)                                        (22,303)         (114,005)            1,089            (1,967)
Unrealized appreciation (depreciation)
    during the period                                           154,219           (64,472)           87,401           (13,812)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     125,410          (184,519)           84,113           (16,695)

Changes from principal transactions:
       Purchase payments                                          6,425            96,788           250,966           116,692
       Transfers between sub-accounts
           and the Company                                       (3,388)          409,215            63,875            22,050
       Withdrawals                                              (48,280)          (19,028)             (467)             (941)
       Annual contract fee                                         (399)             (186)             (162)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (45,642)          486,789           314,212           137,801
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                      79,768           302,270           398,325           121,106

Contract owners' equity at
    beginning of period                                         386,149            83,879           121,106                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      465,917    $      386,149    $      519,431    $      121,106
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              STRATEGIC GROWTH -- A              STRATEGIC GROWTH -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                30,766            28,034            37,672             2,446
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (30,766)          (28,034)          (37,672)           (2,446)

Net realized gain (loss)                                       (118,765)         (142,070)           35,271           (12,224)
Unrealized appreciation (depreciation)
    during the period                                           541,167          (412,688)          587,537            (4,047)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     391,636          (582,792)          585,136           (18,717)

Changes from principal transactions:
       Purchase payments                                         21,630           331,155         2,156,283           511,779
       Transfers between sub-accounts
           and the Company                                      (83,641)          967,352           650,208           217,441
       Withdrawals                                             (112,261)          (53,830)          (26,004)             (919)
       Annual contract fee                                       (2,007)           (1,125)           (2,462)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (176,279)        1,243,552         2,778,025           728,301
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     215,357           660,760         3,363,161           709,584

Contract owners' equity at
    beginning of period                                       1,765,119         1,104,359           709,584                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,980,476    $    1,765,119    $    4,072,745    $      709,584
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               ALL CAP VALUE -- A                 ALL CAP VALUE -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $        1,570    $           42    $        2,770    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                32,883            26,464            38,404             2,879
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (31,313)          (26,422)          (35,634)           (2,879)

Net realized gain (loss)                                       (225,343)          (92,104)           81,051            54,209
Unrealized appreciation (depreciation)
    during the period                                           877,259          (488,044)          735,170           (23,160)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     620,603          (606,570)          780,587            28,170

Changes from principal transactions:
       Purchase payments                                         54,178           442,137         2,359,352           477,439
       Transfers between sub-accounts
           and the Company                                      258,582         1,178,970           678,338            89,050
       Withdrawals                                             (102,400)          (95,570)           40,242              (970)
       Annual contract fee                                       (1,690)             (838)           (1,296)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          208,670         1,524,699         3,076,636           565,519
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     829,273           918,129         3,857,223           593,689

Contract owners' equity at
    beginning of period                                       1,784,057           865,928           593,689                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    2,613,330    $    1,784,057    $    4,450,912    $      593,689
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             STRATEGIC VALUE -- A (6)           STRATEGIC VALUE -- B (1,6)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003             2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $          252    $            0    $          608    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                24,540            23,193            15,495             3,023
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (24,288)          (23,193)          (14,887)           (3,023)

Net realized gain (loss)                                        (68,528)         (118,901)           21,076            (3,087)
Unrealized appreciation (depreciation)
    during the period                                           463,467          (357,845)          239,083           (29,821)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     370,651          (499,939)          245,272           (35,931)

Changes from principal transactions:
       Purchase payments                                         74,877           339,816         1,141,611           387,803
       Transfers between sub-accounts
           and the Company                                     (129,369)          598,005           198,807            66,719
       Withdrawals                                             (102,774)          (94,597)          (19,138)             (921)
       Annual contract fee                                       (1,759)             (734)           (1,373)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (159,025)          842,490         1,319,907           453,601
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     211,626           342,551         1,565,179           417,670

Contract owners' equity at
    beginning of period                                       1,454,944         1,112,393           417,670                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,666,570    $    1,454,944    $    1,982,849    $      417,670
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(6) Effective May 5, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 UTILITIES -- A                    UTILITIES -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       14,695    $           74    $        4,135    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                24,961            21,649             8,764               796
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (10,266)          (21,575)           (4,629)             (796)

Net realized gain (loss)                                        (44,873)         (272,962)            9,188            (1,646)
Unrealized appreciation (depreciation)
    during the period                                           472,317          (111,127)          159,728             3,552
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     417,178          (405,664)          164,287             1,110

Changes from principal transactions:
       Purchase payments                                         24,286           150,653           615,313            98,950
       Transfers between sub-accounts
           and the Company                                      285,437           257,409           239,842            23,767
       Withdrawals                                              (71,964)         (113,483)           (9,118)             (935)
       Annual contract fee                                       (1,200)             (737)             (229)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          236,559           293,842           845,808           121,782
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     653,737          (111,822)        1,010,095           122,892

Contract owners' equity at
    beginning of period                                       1,307,426         1,419,248           122,892                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,961,163    $    1,307,426    $    1,132,987    $      122,892
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                MID CAP VALUE -- A                MID CAP VALUE -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       29,698    $            0    $       20,161    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               118,207           103,189           109,012            11,995
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (88,509)         (103,189)          (88,851)          (11,995)

Net realized gain (loss)                                       (153,397)          (87,895)          (14,661)          (30,298)
Unrealized appreciation (depreciation)
    during the period                                         1,810,447          (869,664)        2,088,171           (15,272)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                   1,568,541        (1,060,748)        1,984,659           (57,565)

Changes from principal transactions:
       Purchase payments                                        133,695         1,619,319         6,413,192         1,820,650
       Transfers between sub-accounts
           and the Company                                     (589,049)        4,392,915         1,529,779           746,011
       Withdrawals                                             (366,033)         (241,330)         (114,772)          (21,455)
       Annual contract fee                                       (5,936)           (2,741)           (6,149)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (827,323)        5,768,163         7,822,050         2,545,206
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     741,218         4,707,415         9,806,709         2,487,641

Contract owners' equity at
    beginning of period                                       7,665,005         2,957,590         2,487,641                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    8,406,223    $    7,665,005    $   12,294,350    $    2,487,641
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             FUNDAMENTAL VALUE -- A            FUNDAMENTAL VALUE -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003             2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       20,325    $        5,031    $       14,544    $            8

Expenses:
    Mortality and expense risk
       and administrative charges                               122,588            97,528            90,889             8,500
                                                         --------------------------------------------------------------------
Net investment income (loss)                                   (102,263)          (92,497)          (76,345)           (8,492)

Net realized gain (loss)                                        (65,024)         (180,939)           29,230           (19,777)
Unrealized appreciation (depreciation)
    during the period                                         2,025,709          (875,854)        1,701,360           (19,574)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                   1,858,422        (1,149,290)        1,654,245           (47,843)

Changes from principal transactions:
       Purchase payments                                        116,555           797,560         5,102,330         1,660,435
       Transfers between sub-accounts
           and the Company                                      263,864         3,961,354           310,735           627,234
       Withdrawals                                             (395,636)         (254,034)          (77,993)           (4,569)
       Annual contract fee                                       (5,510)           (2,702)           (4,988)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (20,727)        4,502,178         5,330,084         2,283,100
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,837,695         3,352,888         6,984,329         2,235,257

Contract owners' equity at
    beginning of period                                       6,898,859         3,545,971         2,235,257                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    8,736,554    $    6,898,859    $    9,219,586    $    2,235,257
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                              NATURAL
                                                            EMERGING       RESOURCES -- B        MID CAP        QUANTITATIVE
                                                         GROWTH -- B (7)         (7)          CORE -- B (7)   ALL CAP -- B (7)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31        DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       12,532    $            0    $            0    $        2,932

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,040             4,761             9,287               504
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     11,492            (4,761)           (9,287)            2,428

Net realized gain (loss)                                          3,853            14,447             2,491                39
Unrealized appreciation (depreciation)
    during the period                                              (867)          207,735           159,608             7,102
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      14,478           217,421           152,812             9,569

Changes from principal transactions:
       Purchase payments                                        284,698           592,622         1,193,705            38,166
       Transfers between sub-accounts
           and the Company                                       66,970           655,022           761,185            43,766
       Withdrawals                                               (3,859)             (925)           (2,484)                0
       Annual contract fee                                            0               (70)             (654)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          347,809         1,246,649         1,951,752            81,932
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     362,287         1,464,070         2,104,564            91,501

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      362,287    $    1,464,070    $    2,104,564    $       91,501
                                                         ====================================================================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             SMALL CAP
                                                            LARGE CAP    OPPORTUNITIES -- B      SPECIAL        REAL RETURN
                                                         VALUE -- B (7)         (7)          VALUE -- B (7)    BOND -- B (7)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED         YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31        DECEMBER 31       DECEMBER 31      DECEMBER 31
                                                              2003               2003             2003             2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $        8,110    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                   825             2,412               431            23,220
                                                         --------------------------------------------------------------------
Net investment income (loss)                                      7,285            (2,412)             (431)          (23,220)

Net realized gain (loss)                                            (50)            3,911             1,126           (23,145)
Unrealized appreciation (depreciation)
    during the period                                            10,981            84,464             6,452           112,197
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      18,216            85,963             7,147            65,832

Changes from principal transactions:
       Purchase payments                                        317,628           503,585            46,639         2,949,178
       Transfers between sub-accounts
           and the Company                                      102,114            92,737            57,695         1,240,155
       Withdrawals                                                 (151)             (463)             (535)          (22,311)
       Annual contract fee                                          (11)               (7)               (1)             (365)
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          419,580           595,852           103,798         4,166,657
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     437,796           681,815           110,945         4,232,489

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      437,796    $      681,815    $      110,945    $    4,232,489
                                                         ====================================================================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                           AMERICAN                          AMERICAN BLUE-       AMERICAN
                                                       INTERNATIONAL -- B     AMERICAN       CHIP INCOME &         GROWTH-
                                                             (7)           GROWTH -- B (7)   GROWTH -- B (7)   INCOME -- B (7)
                                                       ----------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31        DECEMBER 31       DECEMBER 31
                                                              2003             2003               2003             2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                11,491            53,693            34,968            37,203
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (11,491)          (53,693)          (34,968)          (37,203)

Net realized gain (loss)                                         35,617            84,945             9,350            32,820
Unrealized appreciation (depreciation)
    during the period                                           299,877           968,603           708,977           745,814
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     324,003           999,855           683,359           741,431

Changes from principal transactions:
       Purchase payments                                      1,978,200         7,878,862         5,812,104         5,904,162
       Transfers between sub-accounts
           and the Company                                    1,186,357         4,624,483         1,581,806         2,811,062
       Withdrawals                                              (14,606)          (68,843)          (18,051)          (91,795)
       Annual contract fee                                          (91)             (896)             (293)             (548)
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,149,860        12,433,606         7,375,566         8,622,881
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   3,473,863        13,433,461         8,058,925         9,364,312

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    3,473,863    $   13,433,461    $    8,058,925    $    9,364,312
                                                         ====================================================================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER 21ST
                                                            CENTURY       SCUDDER CAPITAL    SCUDDER GLOBAL    SCUDDER GROWTH
                                                        GROWTH -- B (8)   GROWTH -- B (8)  DISCOVERY -- B (8) & INCOME -- B (8)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                             2003              2003              2003               2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,882             2,844             1,380             3,154
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (1,882)           (2,844)           (1,380)           (3,154)

Net realized gain (loss)                                            514               399             1,156             1,481
Unrealized appreciation (depreciation)
    during the period                                            22,849            42,285            37,851            59,492
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      21,481            39,840            37,627            57,819

Changes from principal transactions:
       Purchase payments                                        381,625           706,674           334,939           882,698
       Transfers between sub-accounts
           and the Company                                       19,889            14,244            38,071            29,853
       Withdrawals                                                   (6)           (2,502)             (648)           (3,460)
       Annual contract fee                                            0                 0                 0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          401,508           718,416           372,362           909,091
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     422,989           758,256           409,989           966,910

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      422,989    $      758,256    $      409,989    $      966,910
                                                         ====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             SCUDDER            SCUDDER
                                                         SCUDDER HEALTH   INTERNATIONAL --B   AGGRESSIVE       SCUDDER BLUE
                                                        SCIENCES -- B(8)         (8)         GROWTH -- B(8)     CHIP -- B(8)
                                                        ---------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31        DECEMBER 31       DECEMBER 31      DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 6,001             4,105             2,591             7,021
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (6,001)           (4,105)           (2,591)           (7,021)

Net realized gain (loss)                                         17,562             3,039             1,024             1,154
Unrealized appreciation (depreciation)
    during the period                                            82,832           106,039            36,418           139,908
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      94,393           104,973            34,851           134,041

Changes from principal transactions:
       Purchase payments                                      1,017,557         1,047,015           572,739         1,536,994
       Transfers between sub-accounts
           and the Company                                       77,906            79,808           110,794            79,491
       Withdrawals                                               (4,280)           (3,265)              (51)           (7,481)
       Annual contract fee                                            0                 0                 0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        1,091,183         1,123,558           683,482         1,609,004
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,185,576         1,228,531           718,333         1,743,045

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,185,576    $    1,228,531    $      718,333    $    1,743,045
                                                         ====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            SCUDDER        SCUDDER GLOBAL       SCUDDER
                                                           CONTARIAN       BLUE CHIP -- B      GOVERNMENT         SCUDDER
                                                         VALUE -- B (8)          (8)       SECURITIES -- B (8) GROWTH -- B (8)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31        DECEMBER 31      DECEMBER 31
                                                             2003              2003              2003              2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 5,385             2,215            15,651             1,247
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (5,385)           (2,215)          (15,651)           (1,247)

Net realized gain (loss)                                          3,538               368              (666)            3,473
Unrealized appreciation (depreciation)
    during the period                                           124,628            55,315            29,368            14,342
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     122,781            53,468            13,051            16,568

Changes from principal transactions:
       Purchase payments                                      1,290,055           524,990         2,687,008           440,892
       Transfers between sub-accounts
           and the Company                                      161,650            20,353          (185,506)          (61,537)
       Withdrawals                                               (4,158)             (107)           (4,384)           (1,050)
       Annual contract fee                                            0                 0                 0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        1,447,547           545,236         2,497,118           378,305
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,570,328           598,704         2,510,169           394,873

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,570,328    $      598,704    $    2,510,169    $      394,873
                                                         ====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                    -----------------------------------------------------------------------
                                                                          SCUDDER
                                                                       INTERNATIONAL
                                                    SCUDDER HIGH          SELECT          SCUDDER FIXED       SCUDDER MONEY
                                                    INCOME--B (8)      EQUITY--B (8)      INCOME--B (8)       MARKET--B (8)
                                                    -----------------------------------------------------------------------
                                                      YEAR ENDED         YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31        DECEMBER 31         DECEMBER 31
                                                        2003               2003               2003                 2003
                                                    -----------------------------------------------------------------------
Income:
   Dividends                                         $        0           $      0         $        0         $     2,013
Expenses:
   Mortality and expense risk
       and administrative charges                         7,467              3,525             12,877              18,303
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (7,467)            (3,525)           (12,877)            (16,290)
Net realized gain (loss)                                  6,501             28,724               (696)                  0
Unrealized appreciation (depreciation)
    during the period                                    97,383             70,910             41,212                   0
                                                     --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations              96,417             96,109             27,639             (16,290)
Changes from principal transactions:
       Purchase payments                              1,828,738            599,486          2,738,447           6,613,838
       Transfers between sub-accounts
           and the Company                                7,892             41,799            224,894          (2,558,273)
       Withdrawals                                       (8,834)            (3,362)           (24,104)            (16,734)
       Annual contract fee                                    0                  0                  0                   0
                                                     --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                1,827,796            637,923          2,939,237           4,038,831
                                                     --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           1,924,213            734,032          2,966,876           4,022,541
Contract owners' equity at
    beginning of period                                       0                  0                  0                   0
                                                     --------------------------------------------------------------------
Contract owners' equity at end of period             $1,924,213           $734,032         $2,966,876         $ 4,022,541
                                                     ====================================================================


(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                    -----------------------------------------------------------------------
                                                       SCUDDER            SCUDDER                            SCUDDER DAVIS
                                                      SMALL CAP         TECHNOLOGY        SCUDDER TOTAL     VENTURE VALUE--
                                                    GROWTH--B (8)      GROWTH--B (8)      RETURN--B (8)           B (8)
                                                    -----------------------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                        2003                2003              2003               2003
                                                    -----------------------------------------------------------------------
Income:
   Dividends                                         $        0           $      0         $        0          $        0
Expenses:
   Mortality and expense risk
       and administrative charges                         5,701              5,054             13,890               8,872
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (5,701)            (5,054)           (13,890)             (8,872)
Net realized gain (loss)                                    331             42,199             11,556               2,388
Unrealized appreciation (depreciation)
    during the period                                    67,229             67,196            124,148             202,071
                                                     --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations              61,859            104,341            121,814             195,587
Changes from principal transactions:
       Purchase payments                              1,268,896            780,085          2,518,664           1,971,872
       Transfers between sub-accounts
           and the Company                              113,125             59,838          (189,964)             301,915
       Withdrawals                                       (2,253)            (3,065)            (4,549)             (4,332)
       Annual contract fee                                    0                  0                  0                   0
                                                     --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                1,379,768            836,858          2,324,151           2,269,455
                                                     --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           1,441,627            941,199          2,445,965           2,465,042
Contract owners' equity at
    beginning of period                                       0                  0                  0                   0
                                                     --------------------------------------------------------------------
Contract owners' equity at end of period             $1,441,627           $941,199         $2,445,965          $2,465,042
                                                     ====================================================================


(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -------------------------------------------------------------------------
                                                                                                              SCUDDER EAGLE
                                                  SCUDDER DREMAN       SCUDDER DREMAN     SCUDDER DREMAN      FOCUSED LARGE
                                                     FINANCIAL          HIGH RETURN         SMALL CAP         CAP GROWTH--B
                                                  SERVICES--B (8)      EQUITY--B (8)       VALUE--B (8)            (8)
                                                  -------------------------------------------------------------------------
                                                    YEAR ENDED          YEAR ENDED        YEAR ENDED            YEAR ENDED
                                                    DECEMBER 31         DECEMBER 31       DECEMBER 31          DECEMBER 31
                                                       2003                2003              2003                  2003
                                                  -------------------------------------------------------------------------
Income:
   Dividends                                        $        0           $        0         $        0         $        0
Expenses:
   Mortality and expense risk
       and administrative charges                        5,035               10,095              6,505              5,286
                                                    ---------------------------------------------------------------------
Net investment income (loss)                            (5,035)             (10,095)            (6,505)            (5,286)
Net realized gain (loss)                                19,349                1,940              3,975                907
Unrealized appreciation (depreciation)
    during the period                                   68,322              266,276            178,834             79,601
                                                    ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations             82,636              258,121            176,304             75,222
Changes from principal transactions:
       Purchase payments                               664,402            2,578,770          1,466,901          1,080,137
       Transfers between sub-accounts
           and the Company                              13,795              213,400             81,869             66,538
       Withdrawals                                      (2,125)              (3,473)            (5,485)            (3,335)
       Annual contract fee                                   0                    0                  0                  0
                                                    ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                 676,072            2,788,697          1,543,285          1,143,340
                                                    ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                            758,708            3,046,818          1,719,589          1,218,562
Contract owners' equity at
    beginning of period                                      0                    0                  0                  0
                                                    ---------------------------------------------------------------------
Contract owners' equity at end of period            $  758,708           $3,046,818         $1,719,589         $1,218,562
                                                    =====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                   -----------------------------------------------------------------------
                                                   SCUDDER FOCUS                        SCUDDER INVESCO      SCUDDER JANUS
                                                      VALUE &          SCUDDER INDEX        DYNAMIC             GROWTH &
                                                   GROWTH--B (8)         500--B (8)      GROWTH--B (8)       INCOME--B (8)
                                                   -----------------------------------------------------------------------
                                                    YEAR ENDED          YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31        DECEMBER 31        DECEMBER 31          DECEMBER 31
                                                       2003                2003              2003                 2003
                                                   -----------------------------------------------------------------------
Income:
   Dividends                                         $      0          $         0          $      0           $      0
Expenses:
   Mortality and expense risk
       and administrative charges                       1,087                9,930             1,262              4,332
                                                     ------------------------------------------------------------------
Net investment income (loss)                           (1,087)              (9,930)           (1,262)            (4,332)
Net realized gain (loss)                                   10                1,804               395              1,004
Unrealized appreciation (depreciation)
    during the period                                  24,631              196,290            24,457             74,792
                                                     ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations            23,554              188,164            23,590             71,464
Changes from principal transactions:
       Purchase payments                              216,547            2,658,068           211,300            797,955
       Transfers between sub-accounts
           and the Company                              2,842               17,385            18,766             81,443
       Withdrawals                                       (139)             (10,907)             (643)            (4,490)
       Annual contract fee                                  0                    0                 0                  0
                                                     ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                219,250            2,664,546           229,423            874,908
                                                     ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           242,804            2,852,710           253,013            946,372
Contract owners' equity at
    beginning of period                                     0                    0                 0                  0
                                                     ------------------------------------------------------------------
Contract owners' equity at end of period             $242,804          $ 2,852,710          $253,013           $946,372
                                                     ==================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                 -------------------------------------------------------------------------
                                                    SCUDDER JANUS       SCUDDER MFS       SCUDDER OAK       SCUDDER TURNER
                                                       GROWTH            STRATEGIC         STRATEGIC            MID CAP
                                                 OPPORTUNITIES--B (8)   VALUE--B (8)     EQUITY--B (8)       GROWTH--B (8)
                                                 -------------------------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                        2003                2003              2003               2003
                                                 -------------------------------------------------------------------------
Income:
   Dividends                                          $      0           $        0        $      0            $      0
Expenses:
   Mortality and expense risk
       and administrative charges                        1,186                5,291           2,783               4,815
                                                      -----------------------------------------------------------------
Net investment income (loss)                            (1,186)              (5,291)         (2,783)             (4,815)
Net realized gain (loss)                                   113                  989             789              22,182
Unrealized appreciation (depreciation)
    during the period                                   19,545               80,119          55,669              71,696
                                                      -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations             18,472               75,817          53,675              89,063
Changes from principal transactions:
       Purchase payments                               244,571              873,488         598,987             681,472
       Transfers between sub-accounts
           and the Company                              13,994              224,091         119,692              40,024
       Withdrawals                                      (1,606)              (5,416)           (970)               (402)
       Annual contract fee                                   0                    0               0                   0
                                                      -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                 256,959            1,092,163         717,709             721,094
                                                      -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                            275,431            1,167,980         771,384             810,157
Contract owners' equity at
    beginning of period                                      0                    0               0                   0
                                                      -----------------------------------------------------------------
Contract owners' equity at end of period              $275,431           $1,167,980        $771,384            $810,157
                                                      =================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                    ----------------------------------------------------------------------
                                                                          SCUDDER                           ALGER AMERICAN
                                                    SCUDDER REAL         STRATEGIC       ALGER AMERICAN      LEVERAGED ALL
                                                    ESTATE--B (8)      INCOME--B (8)     BALANCED--B (8)      CAP--B (8)
                                                    ----------------------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                        2003                2003             2003                2003
                                                    ----------------------------------------------------------------------
Income:
   Dividends                                         $        0          $      0        $      165             $      0
Expenses:
   Mortality and expense risk
       and administrative charges                         6,203             3,966             8,961                2,438
                                                     -------------------------------------------------------------------
Net investment income (loss)                             (6,203)           (3,966)           (8,796)              (2,438)
Net realized gain (loss)                                    918            (1,465)             (157)               1,094
Unrealized appreciation (depreciation)
    during the period                                   121,567            17,131            95,285               36,016
                                                     -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations             116,282            11,700            86,332               34,672
Changes from principal transactions:
       Purchase payments                              1,498,004           926,714         1,704,801              458,618
       Transfers between sub-accounts
           and the Company                               48,008           (26,463)          224,255               58,829
       Withdrawals                                       (8,223)          (11,359)           (1,117)              (4,287)
       Annual contract fee                                    0                 0                 0                    0
                                                     -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                1,537,789           888,892         1,927,939              513,160
                                                     -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           1,654,071           900,592         2,014,271              547,832
Contract owners' equity at
    beginning of period                                       0                 0                 0                    0
                                                     -------------------------------------------------------------------
Contract owners' equity at end of period             $1,654,071          $900,592        $2,014,271             $547,832
                                                     ===================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     SUB-ACCOUNT
                                                       ------------------------------------------------------------------------
                                                                          CREDIT SUISSE     DREYFUS SOCIALLY
                                                       CREDIT SUISSE       GLOBAL POST        RESPONSIBLE         DREYFUS IP
                                                          EMERGING           VENTURE             GROWTH         MIDCAP STOCK--B
                                                       MARKETS--B (8)     CAPITAL--B (8)       FUND--B (8)            (8)
                                                       ------------------------------------------------------------------------
                                                        YEAR ENDED          YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                           2003                2003              2003                2003
                                                       ------------------------------------------------------------------------
Income:
   Dividends                                             $      0           $      0            $      0          $    2,788
Expenses:
   Mortality and expense risk
       and administrative charges                           1,849                502                 704               8,877
                                                         -------------------------------------------------------------------
Net investment income (loss)                               (1,849)              (502)               (704)             (6,089)
Net realized gain (loss)                                    4,760                134               1,770               9,120
Unrealized appreciation (depreciation)
    during the period                                      46,504             10,843              10,262             150,601
                                                         -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                49,415             10,475              11,328             153,632
Changes from principal transactions:
       Purchase payments                                  401,512            139,838             131,801           1,962,496
       Transfers between sub-accounts
           and the Company                                 68,186             20,259              15,818             196,810
       Withdrawals                                         (5,372)                 0                (388)             (7,611)
       Annual contract fee                                      0                  0                   0                   0
                                                         -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                    464,326            160,097             147,231           2,151,695
                                                         -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                               513,741            170,572             158,559           2,305,327
Contract owners' equity at
    beginning of period                                         0                  0                   0                   0
                                                         -------------------------------------------------------------------
Contract owners' equity at end of period                 $513,741           $170,572            $158,559          $2,305,327
                                                         ===================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                       -----------------------------------------------------------------
                                                           INVESCO
                                                       UTILITIES--B (8)                             TOTAL
                                                       -----------------------------------------------------------------
                                                          YEAR ENDED                             YEAR ENDED
                                                         DECEMBER 31                             DECEMBER 31
                                                             2003                     2003                       2002
                                                       -----------------------------------------------------------------
Income:
   Dividends                                              $  4,953              $   21,475,715            $   22,292,806
Expenses:
   Mortality and expense risk
       and administrative charges                            2,277                  18,208,893                15,123,121
                                                          --------------------------------------------------------------
Net investment income (loss)                                 2,676                   3,266,822                 7,169,685
Net realized gain (loss)                                      (143)                (60,206,209)             (106,097,035)
Unrealized appreciation (depreciation)
    during the period                                       31,943                 282,045,883               (95,208,056)
                                                          --------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                 34,476                 225,106,496              (194,135,406)
Changes from principal transactions:
       Purchase payments                                   438,084                 400,535,821               141,885,865
       Transfers between sub-accounts
           and the Company                                   7,225                  20,047,359               117,295,861
       Withdrawals                                            (570)               (105,576,693)             (118,702,709)
       Annual contract fee                                       0                    (752,332)                 (538,592)
                                                          --------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                     444,739                 314,254,155               139,940,425
                                                          --------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                479,215                 539,360,651               (54,194,981)
Contract owners' equity at
    beginning of period                                          0                 974,789,888             1,028,984,869
                                                          --------------------------------------------------------------
Contract owners' equity at end of period                  $479,215              $1,514,150,539            $  974,789,888
                                                          ==============================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION

The Manufacturers Life Insurance Company of New York, Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in 122 sub-accounts of the Manufacturers Investment Trust (the Trust), 34 sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation and one sub-account of the Invesco VIF Funds. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes thirty-one contracts, distinguished principally by the level of expenses and surrender charges. These thirty-one contracts are Venture Variable Annuity (VEN 9, 10, 19, 24, 35, 36, 37, 38, 44, 45, 46, 47, MLL 10, 38, 47, TYP 20, 21, 30, 31), Vision
Variable Annuity (VIS 24, 24B), Scudder Wealthmark Annuity (WV A1N, A2N, A3N, P1N, P2N, P3N) and Scudder Wealthmark ML3 Annuity (W3 A1N, A3N, N1N, N3N).

The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) (ManUSA), which in turn is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into ManUSA.

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, Strategic Opportunities--Class B, Investment Quality Bond--Class B, Growth & Income--Class B, Blue Chip Growth--Class B, Money Market--Class B, Global Equity--Class B, Global Bond--Class B, U.S. Government Securities--Class B, Diversified Bond--Class B, Income & Value--Class B, Large Cap Growth--Class B, Equity-Income--Class B, Strategic Bond--Class B, Overseas--Class B, All Cap Core--Class B, All Cap Growth--Class B, International Small Cap--Class B, Pacific Rim Emerging Markets--Class B, Science & Technology--Class B, Emerging Small Company--Class B, Aggressive Growth--Class B, International Stock--Class B, Quantitative Equity--Class B, Value--Class B, Real Estate Securities--Class B, Balanced--Class B, High Yield--Class B, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class B, Small Company Value--Class B, International Value--Class B, Small Company Blend--Class B, Total Return--Class B, U.S. Large Cap Value--Class B, Mid Cap Stock--Class B, Tactical Allocation--Class B, Dynamic Growth--Class B, Internet Technologies--Class B, International Index--Class B, Total Stock Market

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

Index--Class B, 500 Index--Class B, Mid Cap Index--Class B, Small Cap Index--Class B, Capital Appreciation--Class B, Telecommunications--Class B, Health Sciences--Class B, Mid Cap Growth--Class B, Mid Cap Opportunities--Class B, Financial Services--Class B, Quantitative Mid Cap--Class B, Strategic Growth--Class B, All Cap Value--Class B, Capital Opportunities--Class B, Utilities--Class B, Mid Cap Value--Class B and Fundamental Value--Class B, commenced operations.

On May 5, 2003, twelve new sub-accounts, Emerging Growth--Class B, Natural Resources--Class B, Mid Cap Core--Class B, Quantitative All Cap--Class B, Large Cap Value--Class B, Small Cap Opportunities--Class B, Special Value--Class B, Real Return Bond--Class B, American International--Class B, American Growth--Class B, American Blue-Chip Income & Growth--Class B, and American Growth-Income--Class B commenced operations.

On May 12, 2003, forty-one new sub-accounts, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Fixed Income--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Scudder Real Estate--Class B, Scudder Strategic Income--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Growth Fund--Class B, Dreyfus IP Midcap Stock--Class B and Invesco Utilities--Class B, commenced operations.

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 5, 2003 the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors. 1. ORGANIZATION (CONTINUED)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S. Large Cap through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts, Internet Technologies--Class A, Internet Technologies--Class B, Telecommunications--Class A, Telecommunications--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, and Mid Cap Opportunities--Class B, ceased operations through a vote of the Board of Directors.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by ManUSA and 40% owned by the Company.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i)      Current Contract Series (VEN 9, 10, 19, 24, 35, 36, 37, 38, MLL10,
         MLL38): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(ii) Current Contract Series (VIS 24, 24B, TYP 20, 21): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (TYP 30, 31): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(iv) Current Contract Series (VEN 44, 45, 46, 47, MLL47): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(v) Current Contract Series (WVA1N, A2N, A3N, P3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

4. CONTRACT CHARGES (CONTINUED)

(vi) Current Contract Series (W3N1N, N3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(viii) Current Contract Series (W3A1N, A3N): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively.

(vix) Current Contract Series (WVP1N, P2N): deductions from each sub-account are made daily for administration, mortality and expense risks and the payment enhancement rider equal to an effective annual rate of 0.15%, 1.25% and 0.35% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2003:

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Strategic Opportunities Portfolio--Class A                                         $ 1,128,087      $  5,879,923
Strategic Opportunities Portfolio--Class B                                           1,062,880            99,229
Investment Quality Bond Portfolio--Class A                                           3,841,524         8,175,949
Investment Quality Bond Portfolio--Class B                                           5,832,571         1,823,595
Growth & Income Portfolio--Class A                                                   5,314,851        17,682,253
Growth & Income Portfolio--Class B                                                   8,598,363           819,341
Blue Chip Growth Portfolio--Class A                                                  3,101,136        11,771,787
Blue Chip Growth Portfolio--Class B                                                  6,621,187           822,109
Money Market Portfolio--Class A                                                     55,985,689        87,166,281
Money Market Portfolio--Class B                                                     69,754,546        62,552,199
Global Equity Portfolio--Class A                                                       621,256         4,855,681
Global Equity Portfolio--Class B                                                     1,334,930           668,338
Global Bond Portfolio--Class A                                                       2,365,077         4,591,656
Global Bond Portfolio--Class B                                                       5,749,166         2,351,413
U.S. Government Securities Portfolio--Class A                                       10,731,670        23,046,062
U.S. Government Securities Portfolio--Class B                                       21,035,660         9,617,209
Diversified Bond Portfolio--Class A                                                  2,189,937         3,932,764
Diversified Bond Portfolio--Class B                                                  4,410,616           711,911
Income & Value Portfolio--Class A                                                    1,532,296         3,122,340
Income & Value Portfolio--Class B                                                    4,219,270           118,294
Large Cap Growth Portfolio--Class A                                                  1,603,557         3,980,926
Large Cap Growth Portfolio--Class B                                                  7,980,525           842,156
Equity-Income Portfolio--Class A                                                     6,508,093        12,704,314
Equity-Income Portfolio--Class B                                                    10,955,661           800,195
Strategic Bond Portfolio--Class A                                                    4,971,480         9,301,502
Strategic Bond Portfolio--Class B                                                    6,383,458         2,363,607
Overseas Portfolio--Class A                                                          1,136,289         3,174,401
Overseas Portfolio--Class B                                                          5,940,977         5,010,084
All Cap Core Portfolio--Class A                                                      1,292,125         3,167,995
All Cap Core Portfolio--Class B                                                        465,685           114,829
All Cap Growth Portfolio--Class A                                                   18,024,390        22,090,030
All Cap Growth Portfolio--Class B                                                    3,052,739           239,736

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
International Small Cap Portfolio--Class A                                         $   839,825      $  1,541,806
International Small Cap Portfolio--Class B                                           2,384,556           890,077
Pacific Rim Emerging Markets Portfolio--Class A                                      2,885,742         2,892,436
Pacific Rim Emerging Markets Portfolio--Class B                                      9,475,270         8,475,943
Science & Technology Portfolio--Class A                                              4,182,885         5,212,511
Science & Technology Portfolio--Class B                                              4,907,677           955,416
Emerging Small Company Portfolio--Class A                                            1,095,638         1,813,773
Emerging Small Company Portfolio--Class B                                            2,180,016           187,245
Aggressive Growth Portfolio--Class A                                                 2,729,033         3,498,003
Aggressive Growth Portfolio--Class B                                                 6,247,356         4,124,357
International Stock Portfolio--Class A                                               5,192,239         5,979,004
International Stock Portfolio--Class B                                               1,911,330         1,595,545
Quantitative Equity Portfolio--Class A                                                 559,679         2,743,018
Quantitative Equity Portfolio--Class B                                                 210,371            66,831
Value Portfolio--Class A                                                             1,110,521         2,473,121
Value Portfolio--Class B                                                             1,104,026           156,205
Real Estate Securities Portfolio--Class A                                            2,188,908         2,089,057
Real Estate Securities Portfolio--Class B                                            3,142,524           471,899
Balanced Portfolio--Class A                                                            673,979         1,347,583
Balanced Portfolio--Class B                                                            754,834           269,277
High Yield Portfolio--Class A                                                       14,932,664         8,186,571
High Yield Portfolio--Class B                                                       28,892,419        17,382,520
Lifestyle Aggressive 1000 Portfolio--Class A                                           720,959         1,081,495
Lifestyle Aggressive 1000 Portfolio--Class B                                        20,801,666         1,159,986
Lifestyle Growth 820 Portfolio--Class A                                              4,141,799         4,474,639
Lifestyle Growth 820 Portfolio--Class B                                             37,737,166         1,292,731
Lifestyle Balanced 640 Portfolio--Class A                                           11,658,236         5,862,483
Lifestyle Balanced 640 Portfolio--Class B                                           51,764,059         2,354,379
Lifestyle Moderate 460 Portfolio--Class A                                            5,651,905         4,987,745
Lifestyle Moderate 460 Portfolio--Class B                                           24,290,886         4,034,440
Lifestyle Conservative 280 Portfolio--Class A                                        5,448,944         8,308,419
Lifestyle Conservative 280 Portfolio--Class B                                       26,927,020        11,927,928
Small Company Value Portfolio--Class A                                               3,945,373         4,616,928
Small Company Value Portfolio--Class B                                               8,233,087           961,656
International Value Portfolio--Class A                                               1,590,202         1,212,059
International Value Portfolio--Class B                                               8,660,282         4,036,630

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Small Company Blend Portfolio--Class A                                             $ 1,308,738      $     955,008
Small Company Blend Portfolio--Class B                                               3,222,732            577,217
Total Return Portfolio--Class A                                                     17,054,804         21,202,088
Total Return Portfolio--Class B                                                     30,545,562          8,960,318
U.S. Large Cap Portfolio--Class A                                                    1,939,064          1,850,531
U.S. Large Cap Portfolio--Class B                                                    7,689,943            530,929
Mid Cap Stock Portfolio--Class A                                                     2,674,017          1,839,187
Mid Cap Stock Portfolio--Class B                                                     5,956,560          1,045,852
Global Allocation Portfolio--Class A                                                 1,081,637            261,490
Global Allocation Portfolio--Class B                                                 1,256,216             93,437
Dynamic Growth Portfolio--Class A                                                    2,699,964            701,077
Dynamic Growth Portfolio--Class B                                                    2,727,938            139,833
Internet Technologies Portfolio--Class A                                               152,376          1,413,005
Internet Technologies Portfolio--Class B                                               169,213            292,992
International Index Portfolio--Class A                                                 689,402            575,027
International Index Portfolio--Class B                                                 864,680             33,896
Total Stock Market Index Portfolio--Class A                                            499,612            526,657
Total Stock Market Index Portfolio--Class B                                          3,528,455            116,455
500 Index Portfolio--Class A                                                         7,684,565          8,650,004
500 Index Portfolio--Class B                                                        10,772,226          2,107,100
Mid Cap Index Portfolio--Class A                                                     1,277,454          1,319,019
Mid Cap Index Portfolio--Class B                                                     2,847,596            391,673
Small Cap Index Portfolio--Class A                                                   3,692,609          4,462,542
Small Cap Index Portfolio--Class B                                                   7,266,284          4,908,363
Capital Appreciation Portfolio--Class A                                                202,989            267,592
Capital Appreciation Portfolio--Class B                                              1,587,390            277,327
Telecommunications Portfolio--Class A                                                   38,191            398,907
Telecommunications Portfolio--Class B                                                  108,756            216,709
Health Sciences Portfolio--Class A                                                   1,908,996          1,649,471
Health Sciences Portfolio--Class B                                                   2,981,666            388,456
Mid Cap Growth Portfolio--Class A                                                      389,998          1,833,896
Mid Cap Growth Portfolio--Class B                                                      428,031            781,393
Mid Cap Opportunities Portfolio--Class A                                                31,330            910,925
Mid Cap Opportunities Portfolio--Class B                                               240,096            460,907
Financial Services Portfolio--Class A                                                  777,704            599,435
Financial Services Portfolio--Class B                                                2,110,516            272,410

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Quantitative Mid Cap Portfolio--Class A                                            $   154,954      $    207,102
Quantitative Mid Cap Portfolio--Class B                                                324,720            14,885
Strategic Growth Portfolio--Class A                                                    232,395           439,440
Strategic Growth Portfolio--Class B                                                  2,969,187           228,834
All Cap Value Portfolio--Class A                                                     1,333,224         1,155,867
All Cap Value Portfolio--Class B                                                     3,973,071           932,069
Strategic Value Portfolio--Class A                                                     233,392           416,705
Strategic Value Portfolio--Class B                                                   1,449,825           144,805
Utilities Portfolio--Class A                                                         1,226,384         1,000,091
Utilities Portfolio--Class B                                                           897,948            56,769
Mid Cap Value Portfolio--Class A                                                     1,013,000         1,928,832
Mid Cap Value Portfolio--Class B                                                     8,458,777           725,578
Fundamental Value Portfolio--Class A                                                 1,025,593         1,148,583
Fundamental Value Portfolio--Class B                                                 6,059,972           806,233
Emerging Growth Portfolio--Class B                                                     457,052            97,751
Natural Resources Portfolio--Class B                                                 1,359,740           117,852
Mid Cap Core Portfolio--Class B                                                      1,961,255            18,790
Quantitative All Cap Portfolio--Class B                                                 84,864               504
Large Cap Value Portfolio--Class B                                                     427,882             1,017
Small Cap Opportunities Portfolio--Class B                                             615,892            22,452
Special Value Portfolio--Class B                                                       114,450            11,083
Real Return Bond Portfolio--Class B                                                  5,060,329           916,892
American International Portfolio--Class B                                            3,426,914           288,545
American Growth Portfolio--Class B                                                  13,368,720           988,807
American Blue-Chip Income & Growth Portfolio--Class B                                7,432,831            92,233
American Growth-Income Portfolio--Class B                                            8,926,163           340,485
Scudder 21st Century Growth Portfolio--Class B                                         401,227             1,601
Scudder Capital Growth Portfolio--Class B                                              720,348             4,776
Scudder Global Discovery Portfolio--Class B                                            376,338             5,356
Scudder Growth & Income Portfolio--Class B                                             923,560            17,623
Scudder Health Sciences Portfolio--Class B                                           1,279,911           194,729
Scudder International Portfolio--Class B                                             1,141,539            22,086
Scudder Aggressive Growth Portfolio--Class B                                           684,771             3,880
Scudder Blue Chip Portfolio--Class B                                                 1,612,159            10,176
Scudder Contarian Value Portfolio--Class B                                           1,465,587            23,425

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Scudder Global Blue Chip Portfolio--Class B                                        $    546,954     $      3,933
Scudder Government Securities Portfolio--Class B                                      2,661,010          179,543
Scudder Growth Portfolio--Class B                                                       479,530          102,472
Scudder High Income Portfolio--Class B                                                1,995,000          174,671
Scudder International Select Equity Portfolio--Class B                                  903,369          268,971
Scudder Fixed Income Portfolio--Class B                                               3,042,499          116,139
Scudder Money Market Portfolio--Class B                                               7,941,333        3,918,792
Scudder Small Cap Growth Portfolio--Class B                                           1,377,367            3,300
Scudder Technology Growth Portfolio--Class B                                          1,169,036          337,232
Scudder Total Return Portfolio--Class B                                               2,566,405          256,144
Scudder Davis Venture Value Portfolio--Class B                                        2,285,780           25,197
Scudder Dreman Financial Services Portfolio--Class B                                    875,211          204,174
Scudder Dreman High Return Equity Portfolio--Class B                                  2,792,293           13,691
Scudder Dreman Small Cap Value Portfolio--Class B                                     1,570,958           34,178
Scudder Eagle Focused Large Cap Growth Portfolio--Class B                             1,147,880            9,826
Scudder Focus Value & Growth Portfolio--Class B                                         223,665            5,502
Scudder Index 500 Portfolio--Class B                                                  2,674,043           19,427
Scudder Invesco Dynamic Growth Portfolio--Class B                                       230,827            2,666
Scudder Janus Growth & Income Portfolio--Class B                                        877,409            6,833
Scudder Janus Growth Opportunities Portfolio--Class B                                   258,320            2,547
Scudder MFS Strategic Value Portfolio--Class B                                        1,101,299           14,427
Scudder Oak Strategic Equity Portfolio--Class B                                         717,943            3,017
Scudder Turner Mid Cap Growth Portfolio--Class B                                      1,021,162          304,883
Scudder Real Estate Portfolio--Class B                                                1,544,213           12,627
Scudder Strategic Income Portfolio--Class B                                             969,127           84,201
Alger American Balanced Portfolio--Class B                                            1,930,433           11,290
Alger American Leveraged All Cap Portfolio--Class B                                     517,414            6,692
Credit Suisse Emerging Markets Portfolio--Class B                                       487,853           25,376
Credit Suisse Global Post Venture Capital Portfolio--Class B                            160,014              419
Dreyfus Socially Responsible Growth Fund Portfolio--Class B                             165,424           18,897
Dreyfus IP Midcap Stock Portfolio--Class B                                            2,220,089           74,483
Invesco Utilities Portfolio--Class B                                                    459,503           12,088
                                                                             -----------------------------------

Total                                                                              $849,433,424     $531,912,447
                                                                             ===================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                                    STRATEGIC OPPORTUNITIES TRUST A
                                           -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           -------------------------------------------------------------------------------------
Units, beginning of period                               2,126,799                      2,418,573                      2,526,191
Units issued                                               132,368                        317,485                        563,812
Units redeemed                                            (381,423)                      (609,259)                      (671,430)
                                           -------------------------------------------------------------------------------------
Units, end of period                                     1,877,744                      2,126,799                      2,418,573
                                           =====================================================================================
Unit value                                 $7.417269 TO $22.785020        $5.998128 to $18.361297        $9.968780 to $30.409247

Net assets, end of period                              $35,114,546                    $32,409,304                    $65,388,991

Investment income ratio*                                      0.00%                          0.00%                          0.50%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 23.66% TO 24.09%            (39.83%) to (39.62%)           (16.65%) to (13.41%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              STRATEGIC OPPORTUNITIES TRUST B
                                                    ------------------------------------------------------
                                                              2003                           2002
                                                    ------------------------------------------------------
Units, beginning of period                                           18,855                              0
Units issued                                                        118,469                         22,453
Units redeemed                                                       (9,640)                        (3,598)
                                                    ------------------------------------------------------
Units, end of period                                                127,684                         18,855
                                                    ======================================================
Unit value                                          $9.831290 TO $10.173768         $7.956590 to $8.213230

Net assets, end of period                                        $1,292,365                       $153,585

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          23.44% TO 23.87%             (36.35%) to (9.50%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    INVESTMENT QUALITY BOND TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                               1,207,940                        930,078                        578,146
Units issued                                               143,394                        543,664                        747,349
Units redeemed                                            (398,052)                      (265,802)                      (395,417)
                                          --------------------------------------------------------------------------------------
Units, end of period                                       953,282                      1,207,940                        930,078
                                          ======================================================================================
Unit value                                $15.684843 TO $24.940564       $14.872861 to $23.566806       $13.767444 to $21.739025

Net assets, end of period                              $19,567,615                    $23,510,193                    $17,713,998

Investment income ratio*                                      5.30%                          4.96%                          5.26%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   5.46% TO 5.83%                 8.03% to 8.41%                 4.59% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INVESTMENT QUALITY BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          184,741                              0
Units issued                                                        412,931                        219,208
Units redeemed                                                     (131,454)                       (34,467)
                                                   -------------------------------------------------------
Units, end of period                                                466,218                        184,741
                                                   =======================================================
Unit value                                         $14.040925 TO $14.145464       $13.324346 to $13.410129

Net assets, end of period                                        $6,561,941                     $2,464,300

Investment income ratio*                                               4.25%                          0.33%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                            5.38% TO 5.75%                 2.27% to 7.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         GROWTH & INCOME TRUST A
                                            -------------------------------------------------------------------------------------
                                                      2003                           2002                           2001
                                            -------------------------------------------------------------------------------------
Units, beginning of period                                5,354,904                      5,816,181                      5,393,278
Units issued                                                361,607                      1,088,530                      1,525,043
Units redeemed                                             (883,322)                    (1,549,808)                    (1,102,140)
                                            -------------------------------------------------------------------------------------
Units, end of period                                      4,833,189                      5,354,903                      5,816,181
                                            =====================================================================================
Unit value                                  $9.399287 TO $28.846586        $7.556172 to $23.109098       $10.162651 to $30.971701

Net assets, end of period                              $105,348,633                    $95,740,462                   $154,965,453

Investment income ratio*                                       1.00%                          0.66%                          0.41%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  24.39% TO 24.83%            (25.65%) to (25.39%)           (12.74%) to (11.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GROWTH & INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          243,460                              0
Units issued                                                        791,003                        267,753
Units redeemed                                                      (68,319)                       (24,293)
                                                   -------------------------------------------------------
Units, end of period                                                966,144                        243,460
                                                   =======================================================
Unit value                                         $11.843741 TO $12.855881        $9.525105 to $10.313304

Net assets, end of period                                       $12,268,573                     $2,495,966

Investment income ratio*                                               0.81%                          0.02%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          24.22% TO 24.65%             (23.80%) to (6.48%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       BLUE CHIP GROWTH TRUST A
                                          -------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                          -------------------------------------------------------------------------------------
Units, beginning of period                              4,317,765                      4,704,819                      4,645,360
Units issued                                              289,902                        720,092                      1,202,166
Units redeemed                                           (795,871)                    (1,107,146)                    (1,142,707)
                                          -------------------------------------------------------------------------------------
Units, end of period                                    3,811,796                      4,317,765                      4,704,819
                                          =====================================================================================
Unit value                                $9.153842 TO $20.165015        $7.211675 to $15.870738        $9.689796 to $21.302974

Net assets, end of period                             $63,874,566                    $57,549,632                    $89,407,674

Investment income ratio*                                     0.04%                          0.00%                          0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                26.93% TO 27.38%            (25.57%) to (25.31%)           (16.02%) to (12.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 BLUE CHIP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          165,993                              0
Units issued                                                        606,063                        174,945
Units redeemed                                                      (73,148)                        (8,952)
                                                   -------------------------------------------------------
Units, end of period                                                698,908                        165,993
                                                   =======================================================
Unit value                                         $12.090745 TO $13.013611        $9.527205 to $10.228826

Net assets, end of period                                        $8,975,191                     $1,680,569

Investment income ratio*                                               0.11%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          26.78% TO 27.22%             (23.78%) to (6.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MONEY MARKET TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           4,836,130                   4,564,279                   2,436,548
Units issued                                         4,002,349                  27,474,859                  23,725,546
Units redeemed                                      (6,160,308)                (27,203,008)                (21,597,815)
                                      --------------------------------------------------------------------------------

Units, end of period                                 2,678,171                   4,836,130                   4,564,279
                                      ================================================================================

Unit value                            $12.697270 TO $17.191998    $12.833898 to $17.333587    $12.895798 to $17.373703

Net assets, end of period                          $40,217,219                 $71,391,279                 $69,981,120

Investment income ratio*                                  0.60%                       1.17%                       3.34%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            (1.16%) TO (0.82%)          (0.58%) to (0.23%)             1.77% to 2.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       MONEY MARKET TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                             967,894                           0
Units issued                                         5,646,489                   3,054,895
Units redeemed                                      (5,047,608)                 (2,087,001)
                                      ----------------------------------------------------

Units, end of period                                 1,566,775                     967,894
                                      ====================================================

Unit value                            $12.263567 TO $12.336529    $12.420152 to $12.462854

Net assets, end of period                          $19,244,952                 $12,039,280

Investment income ratio*                                  0.37%                       0.59%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            (1.36%) TO (1.01%)          (0.64%) to (0.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL EQUITY TRUST A
                                      --------------------------------------------------------------------------------
                                                2003                         2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,451,265                   1,656,525                   1,886,504
Units issued                                            28,097                   1,122,855                     225,211
Units redeemed                                        (257,642)                 (1,328,115)                   (455,190)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,221,720                   1,451,265                   1,656,525
                                      ================================================================================

Unit value                            $11.125022 TO $22.606366    $ 8.882263 to $17.985999    $11.174588 to $22.548612

Net assets, end of period                          $25,984,138                 $24,611,343                 $36,287,981

Investment income ratio*                                  0.91%                       1.39%                       2.49%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             25.25% TO 25.69%         (20.51%) to (20.23%)        (17.47%) to (17.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     GLOBAL EQUITY TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                              24,202                           0
Units issued                                           122,703                     171,874
Units redeemed                                         (63,005)                   (147,672)
                                      ----------------------------------------------------

Units, end of period                                    83,900                      24,202
                                      ====================================================

Unit value                            $12.737013 TO $12.971433    $10.177657 to $10.339112

Net assets, end of period                           $1,083,508                    $249,566

Investment income ratio*                                  0.58%                       0.02%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             25.02% TO 25.46%          (18.58%) to (4.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST A
                                      --------------------------------------------------------------------------------
                                               2003                         2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                             445,908                     270,370                     297,496
Units issued                                           108,256                     374,866                     358,156
Units redeemed                                        (220,993)                   (199,328)                   (385,282)
                                      --------------------------------------------------------------------------------

Units, end of period                                   333,171                     445,908                     270,370
                                      ================================================================================

Unit value                            $17.017639 TO $26.301362    $15.007467 to $23.113561    $12.713906 to $19.512793

Net assets, end of period                           $7,789,870                  $9,221,378                  $4,982,215

Investment income ratio*                                  3.99%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             13.39% TO 13.79%            18.04% to 18.45%           (2.07%) to (0.88%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       GLOBAL BOND TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                              96,278                           0
Units issued                                           373,238                     246,256
Units redeemed                                        (153,136)                   (149,978)
                                      ----------------------------------------------------

Units, end of period                                   316,380                      96,278
                                      ====================================================

Unit value                            $16.172895 TO $16.932377    $14.290823 to $14.946973

Net assets, end of period                           $5,159,954                  $1,379,417

Investment income ratio*                                  3.49%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             13.17% TO 13.57%             5.13% to 19.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              U.S. GOVERNMENT SECURITIES TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                       2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           2,575,837                   1,464,448                     832,568
Units issued                                           557,186                   1,758,529                   1,428,710
Units redeemed                                      (1,280,559)                   (647,140)                   (796,830)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,852,464                   2,575,837                   1,464,448
                                      ================================================================================

Unit value                            $14.724137 TO $22.541971    $14.728774 to $22.470272    $13.879256 to $21.100300

Net assets, end of period                          $34,706,928                 $47,850,583                 $27,017,212

Investment income ratio*                                  3.48%                       3.14%                       4.64%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             (0.03%) TO 0.32%              6.12% to 6.49%              4.49% to 5.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 U.S. GOVERNMENT SECURITIES TRUST B
                                      ----------------------------------------------------
                                                2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                             381,311                           0
Units issued                                         1,588,522                     683,537
Units redeemed                                        (728,242)                   (302,226)
                                      ----------------------------------------------------

Units, end of period                                 1,241,591                     381,311
                                      ====================================================

Unit value                            $13.076906 TO $13.219027    $13.099241 to $13.228371

Net assets, end of period                          $16,276,783                  $4,998,711

Investment income ratio*                                  2.63%                       0.12%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             (0.17%) TO 0.18%              1.15% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DIVERSIFIED BOND TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                             915,649                     741,188                     434,475
Units issued                                            80,146                     401,429                     464,216
Units redeemed                                        (203,202)                   (226,968)                   (157,503)
                                      --------------------------------------------------------------------------------

Units, end of period                                   792,593                     915,649                     741,188
                                      ================================================================================

Unit value                            $15.085667 TO $22.635102    $14.676304 to $21.943927    $13.879479 to $20.680033

Net assets, end of period                          $14,620,167                 $16,423,316                 $13,495,322

Investment income ratio*                                  4.85%                       4.09%                       4.99%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***               2.79% TO 3.15%              5.74% to 6.11%              4.34% to 5.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    DIVERSIFIED BOND TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------

Units, beginning of period                             110,059                           0
Units issued                                           321,198                     130,362
Units redeemed                                         (51,223)                    (20,303)
                                      ----------------------------------------------------

Units, end of period                                   380,034                     110,059
                                      ====================================================

Unit value                            $13.538653 TO $13.616385    $13.172978 to $13.202313

Net assets, end of period                           $5,155,780                  $1,450,752

Investment income ratio*                                  3.76%                       0.22%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               2.78% TO 3.14%              1.83% to 5.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,169,364                   1,182,053                   1,096,999
Units issued                                            79,689                     224,891                     252,023
Units redeemed                                        (158,616)                   (237,580)                   (166,969)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,090,437                   1,169,364                   1,182,053
                                      ================================================================================

Unit value                            $12.949206 TO $23.683960    $10.418378 to $18.988592    $12.611582 to $22.905535

Net assets, end of period                          $22,537,218                 $19,696,868                 $25,400,727

Investment income ratio*                                  1.97%                       2.10%                       2.71%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             24.29% TO 24.73%        (17.39%) to  (17.10%)           (0.68%) to 0.96%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INCOME & VALUE TRUST B
                                      ----------------------------------------------------
                                                2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                              72,421                           0
Units issued                                           353,422                      73,361
Units redeemed                                          (7,970)                       (840)
                                      ----------------------------------------------------

Units, end of period                                   417,873                      72,421
                                      ====================================================

Unit value                            $12.995332 TO $13.518115    $10.461390 to $10.855096

Net assets, end of period                           $5,603,896                    $782,354

Investment income ratio*                                  1.34%                       0.06%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             24.10% TO 24.53%          (16.31%) to (5.24%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   LARGE CAP GROWTH TRUST A
                                      --------------------------------------------------------------------------------
                                                2003                         2002                      2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,747,804                   1,557,635                   1,112,721
Units issued                                           157,253                     631,104                     855,208
Units redeemed                                        (359,078)                   (440,935)                   (410,294)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,545,979                   1,747,804                   1,557,635
                                      ================================================================================

Unit value                             $8.238003 TO $18.343918     $6.689181 to $14.843099     $8.821694 to $19.506566

Net assets, end of period                          $20,288,998                 $18,491,396                 $24,264,410

Investment income ratio*                                  0.26%                       0.33%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.15% TO 23.59%         (24.17%) to (23.91%)        (19.17%) to (16.38%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LARGE CAP GROWTH TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                             111,287                           0
Units issued                                           755,517                     122,645
Units redeemed                                         (74,826)                    (11,358)
                                      ----------------------------------------------------

Units, end of period                                   791,978                     111,287
                                      ====================================================

Unit value                            $11.782886 TO $12.490048    $ 9.564734 to $10.113484

Net assets, end of period                           $9,813,285                  $1,119,983

Investment income ratio*                                  0.25%                       0.01%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.07% TO 23.50%          (23.48%) to (6.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                       2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           3,515,222                   3,545,862                   3,287,861
Units issued                                           250,081                     756,335                   1,027,916
Units redeemed                                        (631,616)                   (786,975)                   (769,915)
                                      --------------------------------------------------------------------------------

Units, end of period                                 3,133,687                   3,515,222                   3,545,862
                                      ================================================================================

Unit value                            $14.929570 TO $26.499566     $12.09879 to $21.400057    $14.198434 to $25.025958

Net assets, end of period                          $72,725,338                 $66,375,209                 $83,194,978

Investment income ratio*                                  1.51%                       1.38%                       1.73%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.40% TO 23.83%         (14.79%) to (14.49%)           (0.38%) to 0.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       EQUITY-INCOME TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                             340,555                           0
Units issued                                           976,786                     353,883
Units redeemed                                         (67,978)                    (13,328)
                                      ----------------------------------------------------

Units, end of period                                 1,249,363                     340,555
                                      ====================================================

Unit value                            $12.822685 TO $13.202023    $10.405752 to $10.702893

Net assets, end of period                          $16,139,401                  $3,556,553

Investment income ratio*                                  1.10%                       0.01%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.23% TO 23.66%          (16.75%) to (3.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     STRATEGIC BOND TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,572,858                   1,497,043                   1,586,300
Units issued                                           229,052                     604,645                     890,777
Units redeemed                                        (522,827)                   (528,830)                   (980,034)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,279,083                   1,572,858                   1,497,043
                                      ================================================================================

Unit value                            $16.033629 TO $19.414151    $14.424843 to $17.405164    $13.472399 to $16.199150

Net assets, end of period                          $23,715,277                 $26,185,280                 $23,841,229

Investment income ratio*                                  4.98%                       7.09%                       7.54%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             11.15% TO 11.54%              7.07% to 7.44%              3.75% to 4.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    STRATEGIC BOND TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                             109,747                           0
Units issued                                           455,908                     155,480
Units redeemed                                        (171,369)                    (45,733)
                                      ----------------------------------------------------

Units, end of period                                   394,286                     109,747
                                      ====================================================

Unit value                            $14.447843 TO $14.681293    $13.019956 to $13.217126

Net assets, end of period                           $5,716,455                  $1,431,931

Investment income ratio*                                  3.27%                       0.36%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             10.97% TO 11.36%              1.36% to 5.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     OVERSEAS TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                       2002                         2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           1,336,186                   1,594,922                   1,790,210
Units issued                                           124,088                   1,547,494                     610,578
Units redeemed                                        (353,037)                 (1,806,230)                   (805,866)
                                       -------------------------------------------------------------------------------

Units, end of period                                 1,107,237                   1,336,186                   1,594,922
                                       ===============================================================================

Unit value                             $9.492621 TO $11.677803      $6.716070 to $8.233265     $8.700270 to $10.628366

Net assets, end of period                          $12,696,022                 $10,828,509                 $16,786,438

Investment income ratio*                                  0.48%                       0.61%                       0.29%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             41.34% TO 41.84%         (22.81%) to (22.54%)        (22.40%) to (22.13%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        OVERSEAS TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                              22,104                           0
Units issued                                           578,887                     328,435
Units redeemed                                        (489,830)                   (306,331)
                                      ----------------------------------------------------

Units, end of period                                   111,161                      22,104
                                      ====================================================

Unit value                            $13.611378 TO $14.150722     $9.638389 to $10.010302

Net assets, end of period                           $1,524,692                    $213,727

Investment income ratio*                                  0.41%                       0.03%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             41.22% TO 41.71%          (22.89%) to (7.21%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP CORE TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                        2002                        2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           1,179,310                   1,329,645                   1,350,723
Units issued                                           180,775                     198,443                     386,157
Units redeemed                                        (309,128)                   (348,778)                   (407,235)
                                       -------------------------------------------------------------------------------

Units, end of period                                 1,050,957                   1,179,310                   1,329,645
                                       ===============================================================================

Unit value                             $6.669038 TO $14.919288     $5.159206 to $11.501386     $7.022468 to $15.600316

Net assets, end of period                          $13,408,729                 $11,920,870                 $19,241,008

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             29.26% TO 29.72%         (26.53%) to (26.27%)        (22.66%) to (17.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      ALL CAP CORE TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                               9,369                           0
Units issued                                            40,204                      13,584
Units redeemed                                          (9,333)                     (4,215)
                                      ----------------------------------------------------

Units, end of period                                    40,240                       9,369
                                      ====================================================

Unit value                            $12.127142 TO $13.642000     $9.392813 to $10.539761

Net assets, end of period                             $536,830                     $94,056

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             28.98% TO 29.43%          (24.86%) to (4.53%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                    ALL CAP GROWTH TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                        2002                       2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           2,165,035                   2,514,602                   2,535,584
Units issued                                         1,445,762                  12,876,932                   9,420,228
Units redeemed                                      (1,755,233)                (13,226,499)                 (9,441,210)
                                       -------------------------------------------------------------------------------

Units, end of period                                 1,855,564                   2,165,035                   2,514,602
                                       ===============================================================================

Unit value                             $7.312204 TO $17.030370     $5.757704 to $13.363096      $7.751463 to 17.927398

Net assets, end of period                          $25,992,661                 $24,084,128                 $40,129,660

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             27.00% TO 27.44%         (25.72%) to (25.46%)        (25.03%) to (19.77%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     ALL CAP GROWTH TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                              62,168                           0
Units issued                                           280,386                      66,542
Units redeemed                                         (19,479)                     (4,374)
                                      ----------------------------------------------------

Units, end of period                                   323,075                      62,168
                                      ====================================================

Unit value                            $11.992594 TO $12.767854     $9.451441 to $10.037335

Net assets, end of period                           $4,079,370                    $612,581

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             26.76% TO 27.20%          (24.39%) to (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL SMALL CAP TRUST A
                                       -------------------------------------------------------------------------------
                                                 2003                        2002                       2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                             538,843                     631,010                     778,757
Units issued                                            74,002                   1,483,111                   1,286,682
Units redeemed                                        (136,238)                 (1,575,278)                 (1,434,429)
                                       -------------------------------------------------------------------------------

Units, end of period                                   476,607                     538,843                     631,010
                                       ===============================================================================

Unit value                             $8.460002 TO $16.062039     $5.556362 to $10.512423     $6.790288 to $12.802022

Net assets, end of period                           $7,212,758                  $5,297,314                  $7,862,927

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             52.26% TO 52.79%         (18.17%) to (17.88%)        (32.29%) to (32.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 INTERNATIONAL SMALL CAP TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                               9,837                           0
Units issued                                           199,779                     318,545
Units redeemed                                         (81,473)                   (308,708)
                                      ----------------------------------------------------

Units, end of period                                   128,143                       9,837
                                      ====================================================

Unit value                            $15.001355 TO $15.534502     $9.866121 to $10.206568

Net assets, end of period                           $1,931,533                     $97,600

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             52.05% TO 52.58%          (21.07%) to (6.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             PACIFIC RIM EMERGING MARKETS TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                         2002                        2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                             265,774                     303,562                     386,086
Units issued                                           395,419                   1,361,251                   2,776,238
Units redeemed                                        (389,800)                 (1,399,039)                 (2,858,762)
                                       -------------------------------------------------------------------------------

Units, end of period                                   271,393                     265,774                     303,562
                                       ===============================================================================

Unit value                             $8.703482 TO $10.403704      $6.287752 to $7.523557      $7.308701 to $8.753934

Net assets, end of period                           $2,432,847                  $1,713,181                  $2,250,330

Investment income ratio*                                  0.14%                       0.12%                       0.40%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             38.28% TO 38.77%         (14.06%) to (13.75%)        (19.92%) to (19.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               PACIFIC RIM EMERGING MARKETS TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                               7,987                           0
Units issued                                           928,022                     406,437
Units redeemed                                        (846,001)                   (398,450)
                                      ----------------------------------------------------

Units, end of period                                    90,008                       7,987
                                      ====================================================

Unit value                            $13.678796 TO $14.772045     $9.906070 to $10.687117

Net assets, end of period                           $1,235,984                     $79,845

Investment income ratio*                                  0.09%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             38.09% TO 38.57%          (20.75%) to (5.66%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SCIENCE & TECHNOLOGY TRUST A
                                       -------------------------------------------------------------------------------
                                                 2003                       2002                        2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           2,559,567                   2,981,023                   2,713,331
Units issued                                           699,759                     533,503                   1,198,681
Units redeemed                                        (668,880)                   (954,959)                   (930,989)
                                       -------------------------------------------------------------------------------

Units, end of period                                 2,590,446                   2,559,567                   2,981,023
                                       ===============================================================================

Unit value                             $4.397877 TO $12.380278      $2.975729 to $8.347636     $5.112469 to $14.291433

Net assets, end of period                          $23,957,057                 $16,805,303                 $36,118,709

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             47.79% TO 48.31%         (41.79%) to (41.59%)        (42.22%) to (36.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCIENCE & TECHNOLOGY TRUST B
                                      ----------------------------------------------------
                                                 2003                      2002
                                      ----------------------------------------------------
Units, beginning of period                              37,698                           0
Units issued                                           444,089                      38,616
Units redeemed                                         (82,272)                       (918)
                                      ----------------------------------------------------

Units, end of period                                   399,515                      37,698
                                      ====================================================

Unit value                            $10.906148 TO $13.813745      $7.368796 to $9.310073

Net assets, end of period                           $5,260,900                    $339,272

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             47.86% TO 48.37%         (41.05%) to (13.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         EMERGING SMALL COMPANY TRUST A
                                             -------------------------------------------------------------------------------------
                                                       2003                           2002                           2001
                                             -------------------------------------------------------------------------------------
Units, beginning of period                                   613,119                        650,484                        611,174
Units issued                                                 109,267                        170,857                        264,419
Units redeemed                                              (155,565)                      (208,222)                      (225,109)
                                             -------------------------------------------------------------------------------------

Units, end of period                                         566,821                        613,119                        650,484
                                             =====================================================================================

Unit value                                   $7.978493 TO $17.129022        $5.810609 to $12.431278        $8.352524 to $17.806889

Net assets, end of period                                 $8,043,045                     $6,456,790                    $10,585,247

Investment income ratio*                                        0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   37.31% TO 37.79%            (30.43%) to (30.19%)           (23.53%) to (16.82%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               EMERGING SMALL COMPANY TRUST B
                                                   -------------------------------------------------------
                                                             2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           42,119                              0
Units issued                                                        198,629                         50,474
Units redeemed                                                      (16,539)                        (8,355)
                                                   -------------------------------------------------------

Units, end of period                                                224,209                         42,119
                                                   =======================================================

Unit value                                         $12.428445 TO $13.147372         $9.058585 to $9.558698

Net assets, end of period                                        $2,921,006                       $398,794

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          37.06% TO 37.54%             (27.53%) to (8.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                     AGGRESSIVE GROWTH TRUST A
                                        -----------------------------------------------------------------------------------
                                                  2003                           2002                         2001
                                        -----------------------------------------------------------------------------------
Units, beginning of period                            1,369,326                      1,302,699                    1,145,204
Units issued                                            349,298                        632,620                      495,824
Units redeemed                                         (401,112)                      (565,993)                    (338,329)
                                        -----------------------------------------------------------------------------------

Units, end of period                                  1,317,512                      1,369,326                    1,302,699
                                        ===================================================================================

Unit value                              $7.888253 TO $12.039961         $5.996302 to $9.120311      $8.132426 to $12.326027

Net assets, end of period                           $13,974,640                    $11,033,143                  $14,901,806

Investment income ratio*                                   0.00%                          0.00%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                 1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***              31.55% TO 32.01%            (26.27%) to (26.01%)         (27.20%) to (20.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                  AGGRESSIVE GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           77,563                              0
Units issued                                                        570,310                         81,676
Units redeemed                                                     (361,832)                        (4,113)
                                                   -------------------------------------------------------

Units, end of period                                                286,041                         77,563
                                                   =======================================================

Unit value                                         $12.447664 TO $12.607074         $9.474119 to $9.571530

Net assets, end of period                                        $3,594,977                       $741,450

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          31.25% TO 31.71%             (24.21%) to (5.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       INTERNATIONAL STOCK TRUST A
                                          -------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                          -------------------------------------------------------------------------------------

Units, beginning of period                                491,508                        494,666                        477,935
Units issued                                              594,498                      3,543,163                      2,452,783
Units redeemed                                           (671,895)                    (3,546,321)                    (2,436,052)
                                          -------------------------------------------------------------------------------------

Units, end of period                                      414,111                        491,508                        494,666
                                          =====================================================================================

Unit value                                $8.507707 TO $11.579330         $6.645829 to $9.013656        $8.636273 to $11.672280

Net assets, end of period                              $4,432,062                     $4,125,169                     $5,554,516

Investment income ratio*                                     0.51%                          0.44%                          0.20%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                28.02% TO 28.46%            (23.05%) to (22.78%)           (22.83%) to (22.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL STOCK TRUST B
                                                   -------------------------------------------------------
                                                              2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           37,360                              0
Units issued                                                        188,602                        546,551
Units redeemed                                                     (155,774)                      (509,191)
                                                   -------------------------------------------------------

Units, end of period                                                 70,188                         37,360
                                                   =======================================================

Unit value                                         $12.379856 TO $12.765244         $9.671864 to $9.962987

Net assets, end of period                                          $874,569                       $364,771

Investment income ratio*                                               0.46%                          0.09%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          28.00% TO 28.45%             (22.63%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         QUANTITATIVE EQUITY TRUST A
                                            -------------------------------------------------------------------------------------
                                                      2003                           2002                           2001
                                            -------------------------------------------------------------------------------------
Units, beginning of period                                  619,264                        780,040                        640,641
Units issued                                                 58,485                        136,240                        355,860
Units redeemed                                             (229,825)                      (297,016)                      (216,461)
                                            -------------------------------------------------------------------------------------

Units, end of period                                        447,924                        619,264                        780,040
                                            =====================================================================================

Unit value                                  $7.886786 TO $16.723266        $6.496049 to $13.726237        $9.154017 to $19.274831

Net assets, end of period                                $6,172,877                     $7,092,170                    $13,222,762

Investment income ratio*                                       0.70%                          0.32%                          0.28%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  21.41% TO 21.83%            (29.04%) to (28.79%)           (24.22%) to (21.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                           14,446                              0
Units issued                                                         20,334                         19,715
Units redeemed                                                       (5,828)                        (5,269)
                                                   -------------------------------------------------------

Units, end of period                                                 28,952                         14,446
                                                   =======================================================

Unit value                                         $11.046153 TO $12.278589        $9.100413 to $10.090522

Net assets, end of period                                          $353,828                       $145,560

Investment income ratio*                                               0.71%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          21.26% TO 21.68%             (27.20%) to (5.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              VALUE TRUST A
                                          --------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                                 830,514                        878,070                        544,199
Units issued                                                70,462                        245,560                        644,743
Units redeemed                                            (172,796)                      (293,116)                      (310,872)
                                          --------------------------------------------------------------------------------------

Units, end of period                                       728,180                        830,514                        878,070
                                          ======================================================================================

Unit value                                $16.346669 TO $18.250518       $11.988345 to $13.337895       $15.804033 to $17.521564

Net assets, end of period                              $12,884,597                    $10,768,217                    $15,101,007

Investment income ratio*                                      1.17%                          0.84%                          0.57%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 36.35% TO 36.83%            (24.14%) to (23.88%)                1.72% to 3.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         VALUE TRUST B
                                                   -------------------------------------------------------
                                                             2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           33,539                              0
Units issued                                                        104,595                         37,784
Units redeemed                                                      (13,082)                        (4,245)
                                                   -------------------------------------------------------

Units, end of period                                                125,052                         33,539
                                                   =======================================================

Unit value                                         $12.930141 TO $13.113578         $9.493546 to $9.618617

Net assets, end of period                                        $1,621,807                       $319,218

Investment income ratio*                                               1.12%                          0.05%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          36.20% TO 36.68%             (24.05%) to (4.57%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       REAL ESTATE SECURITIES TRUST A
                                           --------------------------------------------------------------------------------------
                                                    2003                            2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                  430,391                        283,734                        281,074
Units issued                                                117,564                        295,540                        180,862
Units redeemed                                             (125,723)                      (148,883)                      (178,202)
                                           --------------------------------------------------------------------------------------

Units, end of period                                        422,232                        430,391                        283,734
                                           ======================================================================================

Unit value                                 $18.981707 TO $19.555029       $13.882066 to $14.251467       $13.771429 to $14.088482

Net assets, end of period                                $8,164,520                     $6,082,362                     $3,974,855

Investment income ratio*                                       2.54%                          2.79%                          2.91%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  36.74% TO 37.21%                 0.80% to 1.16%                 1.45% to 2.89%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                REAL ESTATE SECURITIES TRUST B
                                                   -------------------------------------------------------
                                                            2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          122,644                              0
Units issued                                                        224,834                        170,713
Units redeemed                                                      (31,424)                       (48,069)
                                                   -------------------------------------------------------

Units, end of period                                                316,054                        122,644
                                                   =======================================================

Unit value                                         $16.134374 TO $17.360006       $11.817865 to $12.702902

Net assets, end of period                                        $5,149,003                     $1,455,223

Investment income ratio*                                               2.07%                          0.24%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          36.53% TO 37.00%               (5.46%) to 1.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              BALANCED TRUST A
                                           -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           -------------------------------------------------------------------------------------
Units, beginning of period                                 476,918                        423,533                        369,594
Units issued                                                57,555                        255,642                        151,644
Units redeemed                                            (131,505)                      (202,257)                       (97,705)
                                           -------------------------------------------------------------------------------------

Units, end of period                                       402,968                        476,918                        423,533
                                           =====================================================================================

Unit value                                 $9.384581 TO $12.029110        $8.355296 to $10.672379        $9.928886 to $12.637994

Net assets, end of period                               $4,438,793                     $4,655,313                     $5,076,285

Investment income ratio*                                      2.47%                          2.45%                          2.07%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 12.32% TO 12.71%            (15.85%) to (15.55%)            (11.67%) to (8.49%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     BALANCED TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                           32,202                              0
Units issued                                                         64,062                         38,125
Units redeemed                                                      (22,264)                        (5,923)
                                                   -------------------------------------------------------

Units, end of period                                                 74,000                         32,202
                                                   =======================================================

Unit value                                         $11.953196 TO $12.706146       $10.643258 to $11.285455

Net assets, end of period                                          $930,737                       $360,474

Investment income ratio*                                               2.24%                          0.18%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          12.20% TO 12.59%             (14.85%) to (2.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              HIGH YIELD TRUST A
                                           --------------------------------------------------------------------------------------
                                                    2003                            2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                  851,832                        792,885                        558,918
Units issued                                              1,234,606                        642,247                        614,745
Units redeemed                                             (688,465)                      (583,300)                      (380,778)
                                           --------------------------------------------------------------------------------------

Units, end of period                                      1,397,973                        851,832                        792,885
                                           ======================================================================================

Unit value                                 $11.972562 TO $14.136722        $9.790451 to $11.519811       $10.698741 to $12.544550

Net assets, end of period                               $18,070,623                     $9,168,510                     $9,538,643

Investment income ratio*                                       5.11%                          8.31%                         10.28%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  22.29% TO 22.72%              (8.49%) to (8.17%)             (7.43%) to (6.80%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     HIGH YIELD TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                           78,182                              0
Units issued                                                      2,223,643                        168,512
Units redeemed                                                  (1,354,903)                        (90,330)
                                                   -------------------------------------------------------

Units, end of period                                                946,922                         78,182
                                                   =======================================================

Unit value                                         $13.891244 TO $14.359708       $11.370655 to $11.724791

Net assets, end of period                                       $13,430,154                       $909,514

Investment income ratio*                                               3.73%                          0.85%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          22.05% TO 22.47%              (9.03%) to (0.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       LIFESTYLE AGGRESSIVE 1000 TRUST A
                                            --------------------------------------------------------------------------------------
                                                      2003                            2002                          2001
                                            --------------------------------------------------------------------------------------
Units, beginning of period                                   465,765                        447,744                        357,143
Units issued                                                  73,134                        143,730                        172,426
Units redeemed                                              (101,427)                      (125,709)                       (81,825)
                                            --------------------------------------------------------------------------------------

Units, end of period                                         437,472                        465,765                        447,744
                                            ======================================================================================

Unit value                                  $10.402017 TO $13.235054         $7.846184 to $9.948297       $10.070301 to $12.723595

Net assets, end of period                                 $5,215,830                     $4,238,979                     $5,386,950

Investment income ratio*                                        0.41%                          0.83%                          4.16%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   32.57% TO 33.04%            (22.09%) to (21.81%)           (15.10%) to (12.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          126,246                              0
Units issued                                                      1,781,486                        127,710
Units redeemed                                                      (91,577)                        (1,464)
                                                   -------------------------------------------------------

Units, end of period                                              1,816,155                        126,246
                                                   =======================================================

Unit value                                         $13.260309 TO $13.336456        $9.993367 to $10.024515

Net assets, end of period                                       $24,166,972                     $1,264,135

Investment income ratio*                                               0.14%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          32.57% TO 33.04%             (20.05%) to (5.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      LIFESTYLE GROWTH 820 TRUST A
                                         --------------------------------------------------------------------------------------
                                                   2003                           2002                           2001
                                         --------------------------------------------------------------------------------------
Units, beginning of period                              2,202,093                      1,964,722                      1,569,244
Units issued                                              336,742                        677,069                        651,200
Units redeemed                                           (354,135)                      (439,698)                      (255,722)
                                         --------------------------------------------------------------------------------------

Units, end of period                                    2,184,700                      2,202,093                      1,964,722
                                         ======================================================================================

Unit value                               $11.374440 TO $15.366925        $8.934824 to $12.028869       $10.804923 to $14.495682

Net assets, end of period                             $29,888,266                    $23,853,389                    $26,833,192

Investment income ratio*                                     1.20%                          2.17%                          5.03%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                27.30% TO 27.75%            (17.31%) to (17.02%)            (10.54%) to (8.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE GROWTH 820 TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          424,132                              0
Units issued                                                      3,182,417                        442,206
Units redeemed                                                     (107,264)                       (18,074)
                                                   -------------------------------------------------------

Units, end of period                                              3,499,285                        424,132
                                                   =======================================================

Unit value                                         $13.417365 TO $13.641026       $10.537942 to $10.686894

Net assets, end of period                                       $47,508,632                     $4,522,933

Investment income ratio*                                               0.52%                          0.04%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          27.20% TO 27.64%             (15.70%) to (4.44%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      LIFESTYLE BALANCED 640 TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                          2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                2,919,841                      2,394,407                      1,807,767
Units issued                                                850,780                      1,102,258                        876,830
Units redeemed                                             (430,658)                      (576,824)                      (290,190)
                                           --------------------------------------------------------------------------------------

Units, end of period                                      3,339,963                      2,919,841                      2,394,407
                                           ======================================================================================

Unit value                                 $12.461505 TO $16.754333       $10.228949 to $13.704682       $11.559863 to $15.433664

Net assets, end of period                               $48,820,104                    $35,380,240                    $34,509,338

Investment income ratio*                                       2.37%                          3.25%                          5.21%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  21.83% TO 22.25%            (11.51%) to (11.20%)             (6.34%) to (5.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE BALANCED 640 TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                          790,394                              0
Units issued                                                      4,180,770                        841,109
Units redeemed                                                     (186,909)                       (50,715)
                                                   -------------------------------------------------------

Units, end of period                                              4,784,255                        790,394
                                                   =======================================================

Unit value                                         $13.634469 TO $13.881850       $11.180582 to $11.355046

Net assets, end of period                                       $66,049,509                     $8,940,240

Investment income ratio*                                               1.47%                          0.23%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          21.83% TO 22.25%             (10.56%) to (2.58%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    LIFESTYLE MODERATE 460 TRUST A
                                        --------------------------------------------------------------------------------------
                                                   2003                           2002                          2001
                                        --------------------------------------------------------------------------------------
Units, beginning of period                             1,709,413                      1,257,133                        725,241
Units issued                                             371,968                        749,221                        659,601
Units redeemed                                          (344,687)                      (296,941)                      (127,709)
                                        --------------------------------------------------------------------------------------

Units, end of period                                   1,736,694                      1,709,413                      1,257,133
                                        ======================================================================================

Unit value                              $13.346846 TO $17.794866       $11.527502 to $15.315540       $12.224839 to $16.185243

Net assets, end of period                            $26,228,051                    $22,372,437                    $18,653,484

Investment income ratio*                                    3.07%                          3.40%                          4.90%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***               15.78% TO 16.19%              (5.70%) to (5.37%)             (2.72%) to (2.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE MODERATE 460 TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                          377,035                              0
Units issued                                                      1,890,160                        388,031
Units redeemed                                                     (306,011)                       (10,996)
                                                   -------------------------------------------------------

Units, end of period                                              1,961,184                        377,035
                                                   =======================================================

Unit value                                         $13.733715 TO $13.839140       $11.849812 to $11.910967

Net assets, end of period                                       $27,022,789                     $4,480,368

Investment income ratio*                                               1.79%                          0.31%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          15.78% TO 16.19%              (5.20%) to (1.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           LIFESTYLE CONSERVATIVE 280 TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                       2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                          1,420,412                   715,429                   350,354
Units issued                                          326,484                   885,117                   468,912
Units redeemed                                       (545,163)                 (180,134)                 (103,837)
                                     ----------------------------------------------------------------------------

Units, end of period                                1,201,733                 1,420,412                   715,429
                                     ============================================================================

Unit value                           $14.350511 TO $18.415805  $13.091280 to $16.741166  $13.096907 to $16.689833

Net assets, end of period                         $19,070,694               $20,440,742               $10,950,430

Investment income ratio*                                 3.68%                     2.80%                     3.81%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***             9.62% TO 10.00%           (0.04%) to 0.31%           1.28% to 1.78%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             LIFESTYLE CONSERVATIVE 280 TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            313,670                         0
Units issued                                        2,060,095                   329,317
Units redeemed                                       (913,925)                  (15,647)
                                     --------------------------------------------------

Units, end of period                                1,459,840                   313,670
                                     ==================================================

Unit value                           $13.665685 TO $13.744482  $12.466950 to $12.526309

Net assets, end of period                         $19,982,698                $3,912,613

Investment income ratio*                                 2.53%                     0.16%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***             9.62% TO 10.00%          (0.26%) to 0.53%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SMALL COMPANY VALUE TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                            846,440                   655,406                   327,836
Units issued                                          277,826                   585,786                   492,738
Units redeemed                                       (338,752)                 (394,752)                 (165,168)
                                     ----------------------------------------------------------------------------

Units, end of period                                  785,514                   846,440                   655,406
                                     ============================================================================

Unit value                           $15.725754 TO $16.976139  $11.960450 to $12.924339  $12.925755 to $13.981425

Net assets, end of period                         $12,806,114               $10,437,539                $8,633,141

Investment income ratio*                                 0.39%                     0.30%                     0.16%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***            31.35% TO 31.81%         (7.56%) to (7.24%)           4.78% to 8.72%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SMALL COMPANY VALUE TRUST B
                                     --------------------------------------------------
                                              2003                       2002
                                     --------------------------------------------------
Units, beginning of period                            207,989                         0
Units issued                                          710,010                   250,437
Units redeemed                                        (87,191)                  (42,448)
                                     --------------------------------------------------

Units, end of period                                  830,808                   207,989
                                     ==================================================

Unit value                           $13.397323 TO $15.116060  $10.207514 to $11.505543

Net assets, end of period                         $11,303,684                $2,133,803

Investment income ratio*                                 0.35%                     0.04%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            31.25% TO 31.71%        (18.34%) to (2.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             INTERNATIONAL VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                            409,944                 262,146                   159,197
Units issued                                          155,175               2,263,309                   450,036
Units redeemed                                       (123,003)             (2,115,511)                 (347,087)
                                     --------------------------------------------------------------------------

Units, end of period                                  442,116                 409,944                   262,146
                                     ==========================================================================

Unit value                           $12.045466 TO $12.186877  $8.453467 to $8.531381  $10.459987 to $10.529997

Net assets, end of period                          $5,360,940              $3,483,774                $2,755,188

Investment income ratio*                                 0.81%                   0.65%                     1.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***            42.35% TO 42.85%     (19.26%) to (18.98%)      (11.53%) to (11.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                INTERNATIONAL VALUE TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            112,777                         0
Units issued                                          814,517                   379,567
Units redeemed                                       (379,060)                 (266,790)
                                     --------------------------------------------------

Units, end of period                                  548,234                   112,777
                                     ==================================================

Unit value                           $13.876213 TO $14.671519   $9.770965 to $10.320663

Net assets, end of period                          $7,674,605                $1,109,783

Investment income ratio*                                 0.64%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            42.01% TO 42.51%        (21.83%) to (7.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SMALL COMPANY BLEND TRUST A
                                     ---------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     ---------------------------------------------------------------------------
Units, beginning of period                           434,766                   509,250                   230,873
Units issued                                         141,305                   436,060                   401,050
Units redeemed                                       (99,538)                 (510,544)                 (122,673)
                                     ---------------------------------------------------------------------------

Units, end of period                                 476,533                   434,766                   509,250
                                     ===========================================================================

Unit value                           $9.283714 TO $12.276306   $6.7462279 to $8.910911   $9.244249 to $12.138851

Net assets, end of period                         $5,243,964                $3,517,937                $5,918,406

Investment income ratio*                                0.00%                     0.27%                     0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***           37.29% TO 37.77%       (26.85%) to (26.59%)         (3.92%) to 0.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SMALL COMPANY BLEND TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                             58,192                       0
Units issued                                          317,893                  74,932
Units redeemed                                        (55,751)                (16,740)
                                     ------------------------------------------------

Units, end of period                                  320,334                  58,192
                                     ================================================

Unit value                           $12.442530 TO $12.901400  $9.067980 to $9.393008

Net assets, end of period                          $4,011,004                $534,610

Investment income ratio*                                 0.00%                   0.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%

Total return, lowest to highest***            37.21% TO 37.69%      (27.46%) to (7.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 TOTAL RETURN TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                          3,392,216                 1,722,197                   562,835
Units issued                                          893,090                 2,274,872                 1,436,713
Units redeemed                                     (1,319,780)                 (604,853)                 (277,351)
                                     ----------------------------------------------------------------------------

Units, end of period                                2,965,526                 3,392,216                 1,722,197
                                     ============================================================================

Unit value                           $15.620011 TO $16.004802  $15.136415 to $15.455104  $14.065149 to $14.311130

Net assets, end of period                         $46,792,447               $51,820,869               $24,468,266

Investment income ratio*                                 2.85%                     2.41%                     3.10%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              3.19% TO 3.56%            7.62% to 7.99%            5.47% to 6.77%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    TOTAL RETURN TRUST B
                                     --------------------------------------------------
                                               2003                     2002
                                     --------------------------------------------------
Units, beginning of period                            900,181                         0
Units issued                                        2,173,008                   949,192
Units redeemed                                       (649,164)                  (49,011)
                                     --------------------------------------------------

Units, end of period                                2,424,025                   900,181
                                     ==================================================

Unit value                           $13.719187 TO $13.797961  $13.312683 to $13.348694

Net assets, end of period                         $33,337,919               $11,993,065

Investment income ratio*                                 2.20%                     0.10%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***              3.05% TO 3.41%            1.70% to 6.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               U.S. LARGE CAP TRUST A
                                     ------------------------------------------------------------------------
                                              2003                      2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                          1,169,418                 935,214                 581,872
Units issued                                          184,894                 483,090                 666,345
Units redeemed                                       (172,236)               (248,886)               (313,003)
                                     ------------------------------------------------------------------------

Units, end of period                                1,182,076               1,169,418                 935,214
                                     ========================================================================

Unit value                           $11.820052 TO $12.354355  $8.775940 to $9.140645  $11.937561 to $12.3901

Net assets, end of period                         $14,287,142             $10,492,539             $11,469,737

Investment income ratio*                                 0.38%                   0.29%                   0.34%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***            34.69% TO 35.16%     (26.48%) to (26.23%)      (4.15%) to (1.60%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  U.S. LARGE CAP TRUST B
                                     -------------------------------------------------
                                               2003                     2002
                                     -------------------------------------------------
Units, beginning of period                            135,885                        0
Units issued                                          715,339                  152,259
Units redeemed                                        (43,447)                 (16,374)
                                     -------------------------------------------------

Units, end of period                                  807,777                  135,885
                                     =================================================

Unit value                           $12.664320 TO $13.372967  $9.419481 to $9.9217620

Net assets, end of period                         $10,660,089               $1,338,296

Investment income ratio*                                 0.33%                    0.02%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***           34.31% TO $34.78        (24.64%) to (7.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                MID CAP STOCK TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                            610,028                 511,023                   293,545
Units issued                                          278,358                 277,177                   313,902
Units redeemed                                       (184,752)               (178,172)                  (96,424)
                                     --------------------------------------------------------------------------

Units, end of period                                  703,634                 610,028                   511,023
                                     ==========================================================================

Unit value                           $10.989664 TO $11.361678  $7.849726 to $8.123564  $10.305876 to $10.676087

Net assets, end of period                          $7,897,684              $4,886,818                $5,346,696

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***            39.86% TO 40.35%     (23.91%) to (23.64%)       (12.46%) to (6.34%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    MID CAP STOCK TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                             85,814                        0
Units issued                                          490,203                   97,953
Units redeemed                                        (81,063)                 (12,139)
                                     -------------------------------------------------

Units, end of period                                  494,954                   85,814
                                     =================================================

Unit value                           $13.399635 TO $14.167455  $9.595389 to $10.119925

Net assets, end of period                          $6,967,426                 $865,030

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***            39.51% TO 40.00%       (23.24%) to (7.56%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            GLOBAL ALLOCATION TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                     2001
                                     ------------------------------------------------------------------------
Units, beginning of period                          293,376                 277,107                    98,610
Units issued                                        117,316                 105,053                   233,867
Units redeemed                                      (27,974)                (88,784)                  (55,370)
                                     ------------------------------------------------------------------------

Units, end of period                                382,718                 293,376                   277,107
                                     ========================================================================

Unit value                           $9.578808 TO $9.724144  $7.702576 to $7.827267  $10.197351 to $10.372818

Net assets, end of period                        $3,700,746              $2,277,517                $2,842,483

Investment income ratio*                               0.42%                   0.00%                     0.11%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***          24.23% TO 24.67%     (24.54%) to (24.28%)      (14.81%) to (13.02%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 GLOBAL ALLOCATION TRUST B
                                     -------------------------------------------------
                                               2003                      2002
                                     -------------------------------------------------
Units, beginning of period                             19,428                        0
Units issued                                          114,977                   20,010
Units redeemed                                         (7,556)                    (582)
                                     -------------------------------------------------

Units, end of period                                  126,849                   19,428
                                     =================================================

Unit value                           $11.911549 TO $12.669816  $9.575126 to $10.159257

Net assets, end of period                          $1,591,007                 $193,882

Investment income ratio*                                 0.28%                    0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***            24.28% TO 24.71%       (23.40%) to (6.00%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            DYNAMIC GROWTH TRUST A
                                     ----------------------------------------------------------------------
                                             2003                     2002                    2001
                                     ----------------------------------------------------------------------
Units, beginning of period                          772,757                 827,774                 479,733
Units issued                                        744,934                 208,174                 637,794
Units redeemed                                     (173,766)               (263,191)               (289,753)
                                     ----------------------------------------------------------------------

Units, end of period                              1,343,925                 772,757                 827,774
                                     ======================================================================

Unit value                           $4.149140 TO $4.596353  $3.269019 to $3.624989  $4.639280 to $5.149629

Net assets, end of period                        $5,946,398              $2,655,135              $4,006,117

Investment income ratio*                               0.00%                   0.00%                   0.17%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          26.80% TO 27.24%     (29.61%) to (29.36%)    (41.23%) to (37.18%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     DYNAMIC GROWTH TRUST B
                                     -------------------------------------------------
                                              2003                       2002
                                     -------------------------------------------------
Units, beginning of period                             10,978                        0
Units issued                                          251,373                   11,369
Units redeemed                                        (10,783)                    (391)
                                     -------------------------------------------------

Units, end of period                                  251,568                   10,978
                                     =================================================

Unit value                           $12.164875 TO $12.892451  $9.578097 to $10.125646

Net assets, end of period                          $3,219,309                 $110,421

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***            26.88% TO 27.32%      (23.38%) to (5.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         INTERNET TECHNOLOGIES TRUST A
                                     ----------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ----------------------------------------------------------------------
Units, beginning of period                          452,943                 369,810                 265,266
Units issued                                         63,347                 220,262                 253,404
Units redeemed                                     (516,290)               (137,129)               (148,860)
                                     ----------------------------------------------------------------------

Units, end of period                                      0                 452,943                 369,810
                                     ======================================================================

Unit value                           $2.797746 TO $2.818860  $2.277340 to $2.292614  $3.687062 to $3.714267

Net assets, end of period                                $0              $1,037,982              $1,369,865

Investment income ratio*                               0.00%                   0.00%                   0.00%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          22.81% TO 22.95%     (38.30%) to (38.08%)    (46.98%) to (40.41%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              INTERNET TECHNOLOGIES TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                             7,312                        0
Units issued                                          16,495                    7,635
Units redeemed                                       (23,807)                    (323)
                                     ------------------------------------------------

Units, end of period                                       0                    7,312
                                     ================================================

Unit value                           $9.439909 TO $13.950055  $7.710225 to $11.384476

Net assets, end of period                                 $0                  $83,099

Investment income ratio*                                0.00%                    0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***           22.39% TO 22.54%       (38.32%) to (8.92%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           INTERNATIONAL INDEX TRUST A
                                     ----------------------------------------------------------------------
                                              2003                    2002                   2001
                                     ----------------------------------------------------------------------
Units, beginning of period                           88,270                  29,265                  10,172
Units issued                                         85,707                  69,161                 433,216
Units redeemed                                      (76,485)                (10,156)               (414,123)
                                     ----------------------------------------------------------------------

Units, end of period                                 97,492                  88,270                  29,265
                                     ======================================================================

Unit value                           $9.015303 TO $9.295464  $6.933612 to $7.156227  $8.508168 to $8.790137

Net assets, end of period                          $892,483                $623,668                $251,803

Investment income ratio*                               2.03%                   1.94%                   1.28%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          29.89% TO 30.35%     (18.59%) to (18.30%)    (23.69%) to (23.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                INTERNATIONAL INDEX TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                             11,335                         0
Units issued                                           75,643                   136,002
Units redeemed                                         (2,625)                 (124,667)
                                     --------------------------------------------------

Units, end of period                                   84,353                    11,335
                                     ==================================================

Unit value                           $13.162710 TO $13.794960  $10.138456 to $10.614836

Net assets, end of period                          $1,121,854                  $115,178

Investment income ratio*                                 2.73%                     2.30%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            29.83% TO 30.28%        (18.89%) to (3.26%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TOTAL STOCK MARKET INDEX TRUST A
                                     ----------------------------------------------------------------------
                                              2003                     2002                   2001
                                     ----------------------------------------------------------------------
Units, beginning of period                          174,281                 109,904                  23,583
Units issued                                         61,435                 116,713                 104,437
Units redeemed                                      (61,084)                (52,336)                (18,116)
                                     ----------------------------------------------------------------------

Units, end of period                                174,632                 174,281                 109,904
                                     ======================================================================

Unit value                           $9.635326 TO $9.893926  $7.503914 to $7.713002  $9.692272 to $9.972325

Net assets, end of period                        $1,713,087              $1,331,999              $1,084,914

Investment income ratio*                               0.00%                   1.02%                   1.44%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          28.28% TO 28.73%     (22.66%) to (22.38%)     (12.87%) to (9.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              TOTAL STOCK MARKET INDEX TRUST B
                                     --------------------------------------------------
                                              2003                       2002
                                     --------------------------------------------------
Units, beginning of period                             28,372                         0
Units issued                                          299,152                    31,132
Units redeemed                                         (8,929)                   (2,760)
                                     --------------------------------------------------

Units, end of period                                  318,595                    28,372
                                     ==================================================

Unit value                           $12.568032 TO $13.141717   $9.804582 to $10.226558

Net assets, end of period                          $4,149,359                  $289,021

Investment income ratio*                                 0.00%                     3.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            28.06% TO 28.51%        (21.56%) to (5.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           500 INDEX PORTFOLIO TRUST A
                                     ----------------------------------------------------------------------
                                              2003                     2002                    2001
                                     ----------------------------------------------------------------------
Units, beginning of period                        1,237,770                 819,472                 145,889
Units issued                                        956,256               1,462,210                 866,311
Units redeemed                                   (1,117,086)             (1,043,912)               (192,728)
                                     ----------------------------------------------------------------------

Units, end of period                              1,076,940               1,237,770                 819,472
                                     ======================================================================

Unit value                           $9.247369 TO $9.495529  $7.344179 to $7.548807  $9.637624 to $9.916084

Net assets, end of period                       $10,136,124              $9,218,725              $7,985,947

Investment income ratio*                               0.94%                   0.00%                   1.42%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          25.79% TO 26.23%     (23.87%) to (23.61%)    (13.81%) to (11.37%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               500 INDEX PORTFOLIO TRUST B
                                                  -----------------------------------------------------
                                                            2003                         2002
                                                  -----------------------------------------------------
Units, beginning of period                                         184,094                            0
Units issued                                                       980,772                      324,770
Units redeemed                                                    (181,651)                    (140,676)
                                                  -----------------------------------------------------

Units, end of period                                               983,215                      184,094
                                                  =====================================================

Unit value                                        $12.130947 TO $12.890992      $9.652858 to $10.232056

Net assets, end of period                                      $12,452,785                   $1,861,963

Investment income ratio*                                              0.61%                        0.00%

Expense ratio, lowest to highest**                           1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                         25.55% TO 25.99%           (22.78%) to (5.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         MID CAP INDEX TRUST A
                                         --------------------------------------------------------------------------------------
                                                   2003                           2002                           2001
                                         --------------------------------------------------------------------------------------
Units, beginning of period                                148,951                         93,799                         17,609
Units issued                                              108,726                        146,035                        296,209
Units redeemed                                           (111,588)                       (90,883)                      (220,019)
                                         --------------------------------------------------------------------------------------

Units, end of period                                      146,089                        148,951                         93,799
                                         ======================================================================================

Unit value                               $14.073554 TO $14.274668       $10.642876 to $10.757291       $12.766859 to $12.858949

Net assets, end of period                              $2,073,056                     $1,595,499                     $1,202,563

Investment income ratio*                                     0.00%                          0.49%                          0.99%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                32.23% TO 32.70%            (16.64%) to (16.34%)              (3.35%) to 1.52%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  MID CAP INDEX TRUST B
                                                  -----------------------------------------------------
                                                            2003                         2002
                                                  -----------------------------------------------------
Units, beginning of period                                          65,474                            0
Units issued                                                       248,728                       67,208
Units redeemed                                                     (33,875)                      (1,734)
                                                  -----------------------------------------------------

Units, end of period                                               280,327                       65,474
                                                  =====================================================

Unit value                                        $13.186545 TO $13.803063      $9.990307 to $10.446948

Net assets, end of period                                       $3,734,931                     $655,964

Investment income ratio*                                              0.00%                        1.48%

Expense ratio, lowest to highest**                           1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                         31.99% TO 32.46%           (20.08%) to (4.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       SMALL CAP INDEX TRUST A
                                         -----------------------------------------------------------------------------------
                                                   2003                           2002                        2001
                                         -----------------------------------------------------------------------------------
Units, beginning of period                                226,950                      94,937                         14,651
Units issued                                              348,969                     264,625                        295,598
Units redeemed                                           (439,612)                   (132,612)                      (215,222)
                                         -----------------------------------------------------------------------------------

Units, end of period                                      136,307                     226,950                         94,937
                                         ===================================================================================

Unit value                               $12.801395 TO $13.166570      $8.926733 to $9.190549       $11.557294 to $11.910780

Net assets, end of period                              $1,775,486                  $2,049,857                     $1,115,681

Investment income ratio*                                     0.00%                       1.32%                          1.71%

Expense ratio, lowest to highest**                  1.40% TO 1.75%              1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                43.26% TO 43.76%         (22.84%) to (22.57%)              (0.17%) to 4.18%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SMALL CAP INDEX TRUST B
                                              ----------------------------------------------------
                                                        2003                         2002
                                              ----------------------------------------------------
Units, beginning of period                                      52,175                           0
Units issued                                                   577,056                      71,370
Units redeemed                                                (375,253)                    (19,195)
                                              ----------------------------------------------------

Units, end of period                                           253,978                      52,175
                                              ====================================================

Unit value                                    $13.545063 TO $14.025090      $9.484387 to $9.810708

Net assets, end of period                                   $3,468,629                    $496,477

Investment income ratio*                                          0.00%                       2.40%

Expense ratio, lowest to highest**                       1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                     42.81% TO 43.31%          (24.12%) to (6.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   CAPITAL APPRECIATION TRUST A
                                         --------------------------------------------------------------------------------
                                                  2003                         2002                         2001
                                         --------------------------------------------------------------------------------
Units, beginning of period                              179,024                       81,629                          790
Units issued                                             31,402                      129,156                      113,604
Units redeemed                                          (39,321)                     (31,761)                     (32,765)
                                         --------------------------------------------------------------------------------

Units, end of period                                    171,105                      179,024                       81,629
                                         ================================================================================

Unit value                               $7.606320 TO $7.691148       $5.978615 to $6.024194       $8.769024 to $8.804929

Net assets, end of period                            $1,307,213                   $1,073,083                     $716,429

Investment income ratio*                                   0.00%                        0.00%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%               1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***              27.23% TO 27.67%          (31.82%) to (31.58%)         (19.76%) to (17.10%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     CAPITAL APPRECIATION TRUST B
                                         ----------------------------------------------------
                                                   2003                         2002
                                         ----------------------------------------------------
Units, beginning of period                                 44,548                           0
Units issued                                              152,162                      46,512
Units redeemed                                            (24,882)                     (1,964)
                                         ----------------------------------------------------

Units, end of period                                      171,828                      44,548
                                         ====================================================

Unit value                               $11.124546 TO $12.201755      $8.742892 to $9.565574

Net assets, end of period                              $2,074,659                    $421,782

Investment income ratio*                                     0.00%                       0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                27.11% TO 27.56%          (30.06%) to (8.54%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    TELECOMMUNICATIONS TRUST A
                                         --------------------------------------------------------------------------------
                                                  2003                          2002                        2001
                                         --------------------------------------------------------------------------------
Units, beginning of period                               82,972                        47,680                           0
Units issued                                              9,045                        62,691                      50,620
Units redeemed                                          (92,017)                      (27,399)                     (2,940)
                                         --------------------------------------------------------------------------------

Units, end of period                                          0                        82,972                      47,680
                                         ================================================================================

Unit value                               $4.325006 TO $4.355565        $4.029891 to $4.053631      $7.836946 to $7.855476

Net assets, end of period                                    $0                      $334,841                    $374,000

Investment income ratio*                                   0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***                7.32% TO 7.45%           (48.58%) to (48.40%)        (37.30%) to (37.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         TELECOMMUNICATIONS TRUST B
                                            ----------------------------------------------------
                                                     2003                          2002
                                            ----------------------------------------------------
Units, beginning of period                                    9,436                            0
Units issued                                                 13,820                        9,439
Units redeemed                                              (23,256)                          (3)
                                            ----------------------------------------------------

Units, end of period                                              0                        9,436
                                            ====================================================

Unit value                                  $7.325985 TO $10.703008       $6.822616 to $9.959292

Net assets, end of period                                        $0                      $93,813

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                    7.34% TO 7.47%          (45.42%) to (11.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         HEALTH SCIENCES TRUST A
                                            ---------------------------------------------------------------------------------
                                                      2003                         2002                        2001
                                            ---------------------------------------------------------------------------------
Units, beginning of period                                   297,962                     171,514                            0
Units issued                                                 168,445                     206,697                      248,183
Units redeemed                                              (144,883)                    (80,249)                     (76,669)
                                            ---------------------------------------------------------------------------------

Units, end of period                                         321,524                     297,962                      171,514
                                            =================================================================================

Unit value                                  $12.806521 TO $12.926890      $9.567392 to $9.623619     $13.381761 to $13.413253

Net assets, end of period                                 $4,131,295                  $2,856,174                   $2,297,932

Investment income ratio*                                        0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%              1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   33.86% TO 34.32%         (28.50%) to (28.25%)              7.05% to 7.31%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           HEALTH SCIENCES TRUST B
                                            -----------------------------------------------------
                                                      2003                         2002
                                            -----------------------------------------------------
Units, beginning of period                                    57,430                            0
Units issued                                                 240,519                       93,194
Units redeemed                                               (30,542)                     (35,764)
                                            -----------------------------------------------------

Units, end of period                                         267,407                       57,430
                                            =====================================================

Unit value                                  $12.746949 TO $14.254961      $9.534743 to $10.636160

Net assets, end of period                                 $3,722,245                     $594,408

Investment income ratio*                                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   33.56% TO 34.02%           (23.72%) to (2.52%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         MID CAP GROWTH TRUST A
                                            ---------------------------------------------------------------------------------
                                                     2003                          2002                        2001
                                            ---------------------------------------------------------------------------------
Units, beginning of period                                 187,763                        86,522                            0
Units issued                                                54,783                       157,786                       95,199
Units redeemed                                            (242,546)                      (56,545)                      (8,677)
                                            ---------------------------------------------------------------------------------

Units, end of period                                             0                       187,763                       86,522
                                            =================================================================================

Unit value                                  $7.646263 TO $7.700236        $7.079301 to $7.120941     $10.347320 to $10.371739

Net assets, end of period                                       $0                    $1,330,927                     $896,074

Investment income ratio*                                      0.00%                         0.00%                        0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   8.01% TO 8.14%           (31.58%) to (31.34%)         (17.22%) to (17.03%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           MID CAP GROWTH TRUST B
                                            ----------------------------------------------------
                                                     2003                          2002
                                            ----------------------------------------------------
Units, beginning of period                                   31,224                            0
Units issued                                                 44,248                       39,459
Units redeemed                                              (75,472)                      (8,235)
                                            ----------------------------------------------------

Units, end of period                                              0                       31,224
                                            ====================================================

Unit value                                  $9.329629 TO $10.488123       $8.634016 to $9.698036

Net assets, end of period                                        $0                     $299,609

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                    8.02% TO 8.15%           (30.93%) to (7.86%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MID CAP OPPORTUNITIES TRUST A
                                            -------------------------------------------------------------------------------
                                                     2003                        2002                        2001
                                            -------------------------------------------------------------------------------
Units, beginning of period                                 114,889                      59,696                            0
Units issued                                                 4,397                      77,948                       69,390
Units redeemed                                            (119,286)                    (22,755)                      (9,694)
                                            -------------------------------------------------------------------------------

Units, end of period                                             0                     114,889                       59,696
                                            ===============================================================================

Unit value                                  $7.636598 TO $7.690521      $7.176410 to $7.218634     $10.465924 to $10.490622

Net assets, end of period                                       $0                    $825,396                     $625,080

Investment income ratio*                                      0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%              1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   6.41% TO 6.54%         (31.43%) to (31.19%)         (16.27%) to (16.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       MID CAP OPPORTUNITIES TRUST B
                                            --------------------------------------------------
                                                      2003                       2002
                                            --------------------------------------------------
Units, beginning of period                                   20,051                          0
Units issued                                                 26,026                     20,788
Units redeemed                                              (46,077)                      (737)
                                            --------------------------------------------------

Units, end of period                                              0                     20,051
                                            ==================================================

Unit value                                  $9.482253 TO $10.042890     $8.907082 to $9.425830

Net assets, end of period                                        $0                   $188,423

Investment income ratio*                                       0.00%                      0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***                    6.42% TO 6.55%         (28.74%) to (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         FINANCIAL SERVICES TRUST A
                                            -------------------------------------------------------------------------------
                                                      2003                       2002                        2001
                                            -------------------------------------------------------------------------------
Units, beginning of period                                   221,373                   145,091                            0
Units issued                                                  74,785                   132,427                      154,006
Units redeemed                                               (58,918)                  (56,145)                      (8,915)
                                            -------------------------------------------------------------------------------

Units, end of period                                         237,240                   221,373                      145,091
                                            ===============================================================================

Unit value                                  $12.177455 TO $12.291912    $9.277011 to $9.331532     $11.497105 to $11.524203

Net assets, end of period                                 $2,900,715                $2,058,372                   $1,670,551

Investment income ratio*                                        0.16%                     0.00%                        0.05%

Expense ratio, lowest to highest**                     1.40% TO 1.75%            1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   31.26% TO 31.72%       (19.31%) to (19.03%)           (8.02%) to (7.81%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          FINANCIAL SERVICES TRUST B
                                            -------------------------------------------------------
                                                      2003                           2002
                                            -------------------------------------------------------
Units, beginning of period                                    40,850                              0
Units issued                                                 181,374                         73,527
Units redeemed                                               (21,334)                       (32,677)
                                            -------------------------------------------------------

Units, end of period                                         200,890                         40,850
                                            =======================================================

Unit value                                  $13.407583 TO $13.578107       $10.227986 to $10.347728

Net assets, end of period                                 $2,705,259                       $418,450

Investment income ratio*                                        0.12%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   31.09% TO 31.55%             (18.18%) to (4.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       QUANTITATIVE MID CAP TRUST A
                                            ----------------------------------------------------------------------------------
                                                      2003                          2002                        2001
                                            ----------------------------------------------------------------------------------
Units, beginning of period                                    50,287                        8,312                            0
Units issued                                                  17,957                      102,612                       10,721
Units redeemed                                               (23,746)                     (60,637)                      (2,409)
                                            ----------------------------------------------------------------------------------

Units, end of period                                          44,498                       50,287                        8,312
                                            ==================================================================================

Unit value                                  $10.430346 TO $10.528409       $7.662062 to $7.707109     $10.080533 to $10.104317

Net assets, end of period                                   $465,917                     $386,149                      $83,879

Investment income ratio*                                        0.00%                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   36.13% TO 36.61%          (23.99%) to (23.72%)         (19.36%) to (19.17%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        QUANTITATIVE MID CAP TRUST B
                                            -----------------------------------------------------
                                                      2003                          2002
                                            -----------------------------------------------------
Units, beginning of period                                    12,337                            0
Units issued                                                  27,457                       13,426
Units redeemed                                                  (887)                      (1,089)
                                            -----------------------------------------------------

Units, end of period                                          38,907                       12,337
                                            =====================================================

Unit value                                  $13.199297 TO $13.478226       $9.700786 to $9.881083

Net assets, end of period                                   $519,431                     $121,106

Investment income ratio*                                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   35.93% TO 36.40%           (22.39%) to (4.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        STRATEGIC GROWTH TRUST A
                                            ---------------------------------------------------------------------------------
                                                     2003                        2002                          2001
                                            ---------------------------------------------------------------------------------
Units, beginning of period                                 228,983                     101,341                              0
Units issued                                                27,784                     184,686                        115,469
Units redeemed                                             (50,784)                    (57,044)                       (14,128)
                                            ---------------------------------------------------------------------------------

Units, end of period                                       205,983                     228,983                        101,341
                                            =================================================================================

Unit value                                  $9.600076 TO $9.690358      $7.700872 to $7.746167       $10.891002 to $10.916683

Net assets, end of period                               $1,980,476                  $1,765,199                     $1,104,359

Investment income ratio*                                      0.00%                       0.00%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%              1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 24.66% TO 25.10%         (29.29%) to (29.04%)           (12.87%) to (12.67%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          STRATEGIC GROWTH TRUST B
                                            -----------------------------------------------------
                                                      2003                         2002
                                            -----------------------------------------------------
Units, beginning of period                                    68,904                            0
Units issued                                                 266,947                       79,059
Units redeemed                                               (17,698)                     (10,155)
                                            -----------------------------------------------------

Units, end of period                                         318,153                       68,904
                                            =====================================================

Unit value                                  $11.545878 TO $12.966005      $9.270921 to $10.385269

Net assets, end of period                                 $4,072,745                     $709,584

Investment income ratio*                                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   24.41% TO 24.85%           (25.83%) to (7.27%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP VALUE TRUST A
                                        ----------------------------------------------------------------------------
                                                 2003                        2002                    2001
                                        ------------------------   ----------------------   ------------------------
Units, beginning of period                               201,456                   69,410                          0
Units issued                                             133,704                  193,207                     78,125
Units redeemed                                          (118,462)                 (61,161)                    (8,715)
                                        ------------------------   ----------------------   ------------------------

Units, end of period                                     216,698                  201,456                     69,410
                                        ========================   ======================   ========================

Unit value                              $12.017788 TO $12.130735   $8.838989 to $8.890942   $12.464762 to $12.494117

Net assets, end of period                             $2,613,330               $1,784,057                   $865,929

Investment income ratio*                                    0.08%                    0.00%                      0.04%

Expense ratio, lowest to highest**                 1.40% TO 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***               35.96% TO 36.44%      (29.09%) to (28.84%)         (0.28%) to (0.05%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              ALL CAP VALUE TRUST B
                                                -------------------------------------------------------
                                                        2003                             2002
                                                ------------------------        -----------------------
Units, beginning of period                                        62,769                              0
Units issued                                                     365,303                         69,036
Units redeemed                                                  (85,935)                         (6,267)
                                                ------------------------        -----------------------

Units, end of period                                             342,137                         62,769
                                                ========================        =======================

Unit value                                      $12.051359 TO $13.181759         $8.867339 to $9.674898

Net assets, end of period                                     $4,450,912                       $593,689

Investment income ratio*                                            0.12%                          0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***
                                                         35.77% TO 36.25%            (29.06%) to (10.39%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            STRATEGIC VALUE TRUST A
                                                -----------------------------------------------------------------------------
                                                        2003                         2002                     2001
                                                -----------------------------------------------------------------------------
Units, beginning of period                                     192,002                    105,084                           0
Units issued                                                    28,704                    135,413                     116,233
Units redeemed                                                 (47,173)                   (48,495)                    (11,149)
                                                -----------------------------------------------------------------------------
Units, end of period                                           173,533                    192,002                     105,084
                                                =============================================================================
Unit value                                      $9.573143 TO $9.663184     $7.564926 to $7.609422    $10.574706 to $10.599650
                                                =============================================================================
Net assets, end of period                                   $1,666,570                 $1,454,944                  $1,112,393

Investment income ratio*                                          0.02%                      0.00%                       0.00%

Expense ratio, lowest to highest**                       1.40% TO 1.75%             1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***                     26.55% TO 26.99%        (28.46%) to (28.21%)        (15.40%) to (15.20%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               STRATEGIC VALUE TRUST B
                                                ------------------------------------------------------
                                                          2003                           2002
                                                ------------------------------------------------------
Units, beginning of period                                        42,780                             0
Units issued                                                     128,764                        48,194
Units redeemed                                                   (11,452)                       (5,414)
                                                ------------------------------------------------------
Units, end of period                                             160,092                        42,780
                                                ======================================================
Unit value                                      $11.804094 TO $12.467370        $9.325864 to $9.825317

Net assets, end of period                                     $1,982,849                      $417,670

Investment income ratio*                                            0.06%                         0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                1.40% to 1.75%

Total return, lowest to highest***                       26.45% TO 26.89%            (25.39%) to (7.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                UTILITIES TRUST A
                                                ----------------------------------------------------------------------------
                                                         2003                        2002                       2001
                                                ----------------------------------------------------------------------------
Units, beginning of period                                     188,044                    153,476                          0
Units issued                                                   157,042                    157,695                    239,335
Units redeemed                                                (132,101)                  (123,127)                   (85,859)
                                                ----------------------------------------------------------------------------
Units, end of period                                           212,985                    188,044                    153,476
                                                ============================================================================

Unit value                                      $9.174298 TO $9.260547     $6.939875 to $6.980670     $9.237560 to $9.259344

Net assets, end of period                                   $1,961,163                 $1,307,426                 $1,419,248

Investment income ratio*                                          0.95%                      0.01%                      1.30%

Expense ratio, lowest to highest**                       1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***                     32.20% TO 32.66%        (24.87%) to (24.61%)       (26.10%) to (25.93%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    UTILITIES TRUST B
                                                --------------------------------------------------------
                                                           2003                          2002
                                                ------------------------        ------------------------
Units, beginning of period                                        11,317                               0
Units issued                                                      72,038                          12,738
Units redeemed                                                    (4,039)                         (1,421)
                                                ------------------------        ------------------------
Units, end of period                                              79,316                          11,317
                                                ========================        ========================
Unit value                                      $13.222661 TO $14.412596        $10.012642 to $10.886485

Net assets, end of period                                     $1,132,989                        $122,892

Investment income ratio*                                            0.76%                           0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                  1.40% to 1.75%

Total return, lowest to highest***                       31.93% TO 32.39%               (19.90%) to 1.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            MID CAP VALUE TRUST A
                                                --------------------------------------------------------------------------------
                                                         2003                        2002                         2001
                                                --------------------------------------------------------------------------------
Units, beginning of period                                       668,035                    228,369                            0
Units issued                                                      85,386                    600,898                      237,225
Units redeemed                                                  (159,548)                  (161,232)                      (8,856)
                                                --------------------------------------------------------------------------------
Units, end of period                                             593,873                    668,035                      228,369
                                                ================================================================================
Unit value                                      $14.076273 TO $14.208533   $11.426974 to $11.494079     $12.936460 to $12.966914

Net assets, end of period                                     $8,389,873                 $7,650,827                   $2,957,589

Investment income ratio*                                            0.41%                      0.00%                        0.55%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                       23.18% TO 23.62%        (11.67%) to (11.36%)               3.49% to 3.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                MID CAP VALUE TRUST B
                                                -------------------------------------------------------
                                                          2003                          2002
                                                ------------------------        -----------------------
Units, beginning of period                                       228,338                              0
Units issued                                                     749,211                        261,220
Units redeemed                                                   (61,549)                       (32,882)
                                                ------------------------        -----------------------
Units, end of period                                             916,000                        228,338
                                                ========================        =======================
Unit value                                      $13.317463 TO $14.063217        10.830161 to $11.425215

Net assets, end of period                                    $12,294,350                     $2,487,641

Investment income ratio*                                            0.29%                          0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                       22.97% TO 23.40%             (13.36%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            FUNDAMENTAL VALUE TRUST A
                                                -------------------------------------------------------------------------------
                                                          2003                     2002                          2001
                                                -------------------------------------------------------------------------------
Units, beginning of period                                       721,853                  305,676                             0
Units issued                                                      97,117                  487,890                       320,983
Units redeemed                                                  (103,214)                 (71,713)                      (15,307)
                                                -------------------------------------------------------------------------------
Units, end of period                                             715,756                  721,853                       305,676
                                                ===============================================================================
Unit value                                      $12.178644 TO $12.293099   $9.545508 to $9.601589      $11.592814 to $11.620125

Net assets, end of period                                     $8,736,554               $6,898,859                    $3,545,972

Investment income ratio*                                            0.28%                    0.09%                         0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%           1.40% to 1.75%                1.40% to 1.75%

Total return, lowest to highest***                       27.59% TO 28.03%      (17.66%) to (17.37%)            (7.26%) to (7.04%)


              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FUNDAMENTAL VALUE TRUST B
                                                ---------------------------------------------------
                                                         2003                       2002
                                                ------------------------   ------------------------
Units, beginning of period                                       211,556                          0
Units issued                                                     541,106                    220,570
Units redeemed                                                   (68,363)                    (9,014)
                                                ------------------------   ------------------------
Units, end of period                                             684,299                    211,556
                                                ========================   ========================
Unit value                                      $13.428610 TO $13.552445   $10.546509 to $10.633144

Net assets, end of period                                      9,219,586                 $2,235,257

Investment income ratio*                                            0.25%                      0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***                       27.33% TO 27.77%         (15.63%) to (3.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    EMERGING GROWTH           NATURAL RESOURCES               MID CAP CORE
                                                        TRUST B                    TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                          2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      28,962                     89,475                      139,825
Units redeemed                                                    (6,550)                    (7,204)                        (837)
                                                ------------------------   ------------------------     ------------------------
Units, end of period                                              22,412                     82,271                      138,988
                                                ========================   ========================     ========================

Unit value                                      $16.148310 TO $16.185428   $17.774754 TO $17.815615     $15.125220 TO $15.160007

Net assets, end of period                                       $362,287                 $1,464,070                   $2,104,564

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       29.19% TO 29.48%           42.20% TO 42.52%             21.00% TO 21.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE ALL CAP         LARGE CAP VALUE          SMALL CAP OPPORTUNITIES
                                                        TRUST B                   TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                          2003                      2003                           2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                       5,950                     27,780                       40,737
Units redeemed                                                         0                        (22)                      (1,354)
                                                ------------------------   ------------------------     ------------------------
Units, end of period                                               5,950                     27,758                       39,383
                                                ========================   ========================     ========================

Unit value                                      $15.370112 TO $15.405463   $15.753916 TO $15.790145     $17.280544 TO $17.320262

Net assets, end of period                                        $91,501                   $437,796                     $681,815

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       22.96% TO 23.24%           26.03% TO 26.32%             38.24% TO 38.56%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SPECIAL VALUE             REAL RETURN BOND          AMERICAN INTERNATIONAL
                                                        TRUST B                    TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                           2003                     2003                         2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                       7,820                    398,437                      229,751
Units redeemed                                                      (721)                   (71,926)                     (19,067)

                                                ------------------------   ------------------------     ------------------------
Units, end of period                                               7,099                    326,511                      210,684
                                                ========================   ========================     ========================

Unit value                                      $15.619575 TO $15.655498   $12.950068 TO $12.979916     $16.469766 TO $16.507632

Net assets, end of period                                       $110,945                 $4,232,489                   $3,473,863

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       24.96% TO 25.24%             3.60% TO 3.84%             31.76% TO 32.06%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                             AMERICAN BLUE-CHIP
                                                    AMERICAN GROWTH            INCOME & GROWTH           AMERICAN GROWTH-INCOME
                                                        TRUST B                    TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                          2003                      2003                          2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                     949,200                    533,054                      631,909
Units redeemed                                                   (68,389)                    (5,616)                     (22,609)
                                                ------------------------   ------------------------     ------------------------
Units, end of period                                             880,811                    527,438                      609,300
                                                ========================   ========================     ========================

Unit value                                      $15.234022 TO $15.269062   $15.263668 TO $15.298774     $15.352637 TO $15.387946

Net assets, end of period                                    $13,433,461                 $8,058,925                   $9,364,312

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       21.87% TO 22.15%           22.11% TO 22.39%             22.82% TO 23.10%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER 21ST CENTURY           SCUDDER CAPITAL              SCUDDER GLOBAL
                                                     GROWTH TRUST B              GROWTH TRUST B             DISCOVERY TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      24,149                     44,747                       19,778
Units redeemed                                                        (2)                      (162)                        (216)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              24,147                     44,585                       19,562
                                                ========================   ========================     ========================

Unit value                                      $17.497738 TO $17.573287   $16.983475 TO $17.056831     $20.934012 TO $21.024402

Net assets, end of period                                       $422,989                   $758,256                     $409,989

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       28.13% TO 28.58%           24.32% TO 24.76%             46.19% TO 46.70%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER GROWTH &        SCUDDER HEALTH SCIENCES      SCUDDER INTERNATIONAL
                                                     INCOME TRUST B                TRUST B                     TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                          2003                       2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      57,744                     80,653                       74,675
Units redeemed                                                      (952)                   (11,181)                      (1,223)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              56,792                     69,472                       73,452
                                                ========================   ========================     ========================

Unit value                                      $16.991407 TO $17.064795   $17.045590 TO $17.119230     $16.704896 TO $16.777081

Net assets, end of period                                       $966,910                 $1,185,576                   $1,228,531

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       24.35% TO 24.79%           30.90% TO 31.36%             25.31% TO 25.75%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER AGGRESSIVE         SCUDDER BLUE CHIP            SCUDDER CONTARIAN
                                                     GROWTH TRUST B                TRUST B                   VALUE TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      37,290                    104,100                       87,425
Units redeemed                                                      (113)                      (390)                      (1,173)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              37,177                    103,710                       86,252
                                                ========================   ========================     ========================

Unit value                                      $19.303275 TO $19.386626   $16.781810 TO $16.854301     $18.178471 TO $18.256976

Net assets, end of period                                       $718,333                 $1,743,045                   $1,570,328

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       31.12% TO 31.58%           24.57% TO 25.00%             29.90% TO 30.35%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER GLOBAL BLUE         SCUDDER GOVERNMENT            SCUDDER GROWTH
                                                      CHIP TRUST B            SECURITIES TRUST B               TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      34,799                    212,038                       29,885
Units redeemed                                                      (151)                   (13,352)                      (6,248)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              34,648                    198,686                       23,637
                                                ========================   ========================     ========================

Unit value                                      $17.253759 TO $17.328288   $12.614422 TO $12.668989     $16.676269 TO $16.748311

Net assets, end of period                                       $598,704                 $2,510,169                     $394,873

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       26.73% TO 27.17%             0.06% TO 0.41%             22.04% TO 22.47%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER HIGH INCOME       SCUDDER INTERNATIONAL         SCUDDER FIXED INCOME
                                                        TRUST B             SELECT EQUITY TRUST B                TRUST B
                                                ------------------------   ------------------------     ---------------------------
                                                         2003                        2003                         2003
                                                ------------------------   ------------------------     ---------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                     129,702                     58,068                      236,035
Units redeemed                                                   (11,040)                   (15,495)                      (8,478)
                                                ------------------------   ------------------------     ---------------------------

Units, end of period                                             118,662                     42,573                      227,557
                                                ========================   ========================     ===========================

Unit value                                      $16.194935 TO $16.264897   $17.220976 TO $17.295376     $13.022287 TO $13.078606

Net assets, end of period                                     $1,924,212                   $734,032                   $2,966,876

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       21.99% TO 22.42%           27.18% TO 27.63%               2.94% TO 3.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       SCUDDER MONEY MARKET              SCUDDER SMALL CAP                  SCUDDER TECHNOLOGY
                                            TRUST B                        GROWTH TRUST B                     GROWTH TRUST B
                                     ------------------------         ------------------------           ------------------------
                                              2003                              2003                               2003
                                     ------------------------         ------------------------           ------------------------
Units, beginning of period                                  0                                0                                  0
Units issued                                          641,359                           77,712                             56,422
Units redeemed                                       (315,259)                             (45)                           (14,782)
                                     ------------------------         ------------------------           ------------------------

Units, end of period                                  326,100                           77,667                             41,640
                                     ========================         ========================           ========================

Unit value                           $12.318541 TO $12.371821         $18.539241 TO $18.619291           $22.569782 TO $22.667138

Net assets, end of period                          $4,022,938                       $1,441,627                           $941,199

Investment income ratio*                                 0.18%                            0.00%                              0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                   1.40% TO 1.75%                     1.40% TO 1.75%

Total return, lowest to highest***           (1.32%) TO (0.98%)                30.22% TO 30.67%                   43.65% TO 44.15%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                       SCUDDER TOTAL RETURN              SCUDDER DAVIS VENTURE         SCUDDER DREMAN FINANCIAL
                                             TRUST B                        VALUE TRUST B                   SERVICES TRUST B
                                     ------------------------            ---------------------        ---------------------------
                                              2003                              2003                              2003
                                     ------------------------            ---------------------        ---------------------------
Units, beginning of period                                  0                                0                                  0
Units issued                                          176,989                          138,669                             52,343
Units redeemed                                        (16,562)                          (1,249)                           (10,982)
                                     ------------------------         ------------------------        ---------------------------

Units, end of period                                  160,427                          137,420                             41,361
                                     ========================         ========================        ===========================

Unit value                           $15.221981 TO $15.287760         $17.920836 TO $17.998252           $18.323217 TO $18.402350

Net assets, end of period                          $2,445,965                       $2,465,042                           $758,708

Investment income ratio*                                 0.00%                            0.00%                              0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                   1.40% TO 1.75%                     1.40% TO 1.75%

Total return, lowest to highest***            15.52% TO 15.92%                 27.18% TO 27.62%                   25.51% TO 25.95%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER DREMAN                  SCUDDER DREMAN                 SCUDDER EAGLE FOCUSED
                                          HIGH RETURN EQUITY               SMALL CAP VALUE                    LARGE CAP GROWTH
                                                TRUST B                        TRUST B                            TRUST B
                                       -------------------------      ------------------------           ------------------------
                                              2003                              2003                               2003
                                       -------------------------      ------------------------           ------------------------
Units, beginning of period                                     0                             0                                  0
Units issued                                             162,277                        92,177                             72,219
Units redeemed                                              (591)                       (1,757)                              (422)
                                       -------------------------      ------------------------           ------------------------

Units, end of period                                     161,686                        90,420                             71,797
                                       =========================      ========================           ========================

Unit value                              $18.816193 TO $18.897440      $18.991183 TO $19.073169           $16.949303 TO $17.022514

Net assets, end of period                             $3,046,818                    $1,719,589                         $1,218,562

Investment income ratio*                                    0.00%                         0.00%                              0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                1.40% TO 1.75%                     1.40% TO 1.75%

Total return, lowest to highest***               29.21% TO 29.66%              39.19% TO 39.68%                   23.95% TO 24.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER FOCUS VALUE             SCUDDER INDEX 500            SCUDDER INVESCO DYNAMIC
                                             & GROWTH TRUST B                    TRUST B                      GROWTH TRUST B
                                          ------------------------      ------------------------         -----------------------
                                                   2003                           2003                            2003
                                          ------------------------      ------------------------         -----------------------
Units, beginning of period                                       0                             0                                0
Units issued                                                13,458                       163,034                           13,291
Units redeemed                                                (265)                         (820)                             (82)
                                          ------------------------      ------------------------         ------------------------

Units, end of period                                        13,193                       162,214                           13,209
                                          ========================      ========================         ========================

Unit value                                $18.377401 TO $18.456762      $17.550772 TO $17.626575         $19.131066 TO $19.213671

Net assets, end of period                                 $242,804                    $2,852,710                         $253,013

Investment income ratio*                                      0.00%                         0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                1.40% TO 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                 29.99% TO 30.45%              25.36% TO 25.80%                 32.91% TO 33.38%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             SCUDDER JANUS GROWTH &          SCUDDER JANUS GROWTH         SCUDDER MFS STRATEGIC
                                                INCOME TRUST B               OPPORTUNITIES TRUST B             VALUE TRUST B
                                            ------------------------       ------------------------     ------------------------
                                                     2003                           2003                          2003
                                            ------------------------       ------------------------     ------------------------
Units, beginning of period                                         0                              0                            0
Units issued                                                  57,379                         16,110                       65,552
Units redeemed                                                  (278)                          (100)                        (671)
                                            ------------------------       ------------------------     ------------------------

Units, end of period                                          57,101                         16,010                       64,881
                                            ========================       ========================     ========================

Unit value                                  $16.547138 TO $16.618620       $17.176830 TO $17.251027     $17.984781 TO $18.062460

Net assets, end of period                                   $946,372                       $275,431                   $1,167,980

Investment income ratio*                                        0.00%                          0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                   21.79% TO 22.22%               24.05% TO 24.49%             24.16% TO 24.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             SCUDDER OAK STRATEGIC          SCUDDER TURNER MID CAP       SCUDDER REAL ESTATE
                                                EQUITY TRUST B                  GROWTH TRUST B                 TRUST B
                                            ------------------------       ------------------------     ------------------------
                                                    2003                             2003                        2003
                                            ------------------------       ------------------------     ------------------------
Units, beginning of period                                         0                                0                          0
Units issued                                                  34,359                           54,611                    108,965
Units redeemed                                                   (56)                         (14,801)                      (609)
                                            ------------------------         ------------------------   ------------------------

Units, end of period                                          34,303                           39,810                    108,356
                                            ========================         ========================   ========================

Unit value                                  $22.461508 TO $22.558419         $20.328105 TO $20.415849   $15.252679 TO $15.287771

Net assets, end of period                                   $771,384                         $810,157                 $1,654,071

Investment income ratio*                                        0.00%                            0.00%                      0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                   1.40% TO 1.75%             1.40% TO 1.75%

Total return, lowest to highest***                   46.55% TO 47.06%                 45.51% TO 46.02%           22.02% TO 22.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER STRATEGIC                ALGER AMERICAN             ALGER AMERICAN LEVERAGED
                                             INCOME TRUST B                 BALANCED TRUST B                ALL CAP TRUST B
                                         -----------------------          ----------------------        ------------------------
                                                2003                            2003                            2003
                                         -----------------------          ----------------------        ------------------------
Units, beginning of period                                     0                                0                              0
Units issued                                              77,482                          135,165                         33,162
Units redeemed                                            (6,573)                            (434)                          (308)
                                        ------------------------         ------------------------       ------------------------

Units, end of period                                      70,909                          134,731                         32,854
                                        ========================         ========================       ========================

Unit value                              $12.690945 TO $12.720176         $14.928041 TO $14.992568       $16.652790 TO $16.724725

Net assets, end of period                               $900,592                       $2,014,271                       $547,832

Investment income ratio*                                    0.00%                            0.03%                          0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                   1.40% TO 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***                 1.53% TO 1.76%                 16.67% TO 17.08%               31.90% TO 32.37%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                CREDIT SUISSE                CREDIT SUISSE GLOBAL             DREYFUS SOCIALLY
                                              EMERGING MARKETS               POST VENTURE CAPITAL         RESPONSIBLE GROWTH FUND
                                                  TRUST B                           TRUST B                        TRUST B
                                         ------------------------          ------------------------      ------------------------
                                                   2003                             2003                           2003
                                         ------------------------          ------------------------      ------------------------
Units, beginning of period                                      0                                 0                             0
Units issued                                               28,752                             8,663                        10,421
Units redeemed                                             (1,352)                                0                        (1,104)
                                         ------------------------          ------------------------      ------------------------

Units, end of period                                       27,400                             8,663                         9,317
                                         ========================          ========================      ========================

Unit value                               $18.722477 TO $18.803321          $19.661271 TO $19.746145      $17.001547 TO $17.074978

Net assets, end of period                                $513,741                          $170,572                      $158,559

Investment income ratio*                                     0.00%                             0.00%                         0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                    1.40% TO 1.75%                1.40% TO 1.75%

Total return, lowest to highest***                40.40% TO 40.89%                  45.10% TO 45.61%              23.57% TO 24.01%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DREYFUS IP MIDCAP                   INVESCO UTILITIES
                                                        STOCK TRUST B                          TRUST B
                                                   ------------------------            ------------------------
                                                           2003                                 2003
                                                   ------------------------            ------------------------
Units, beginning of period                                                0                                   0
Units issued                                                        132,799                              30,849
Units redeemed                                                       (4,017)                               (682)
                                                   ------------------------            ------------------------

Units, end of period                                                128,782                              30,167
                                                   ========================            ========================

Unit value                                         $17.875144 TO $17.952346            $15.867908 TO $15.936457

Net assets, end of period                                        $2,305,327                            $479,215

Investment income ratio*                                               0.51%                               3.57%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                      1.40% TO 1.75%

Total return, lowest to highest***                          29.20% TO 29.65%                    15.43% TO 15.84%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.